UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6177

Nuveen California Investment Quality Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
333 West Wacker Drive
Chicago, IL 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Nuveen Investments
333 West Wacker Drive
Chicago, IL 60606
(Name and address of agent for service)

Registrant's telephone number, including area code: (312) 917-7700

Date of fiscal year end: February 28

Date of reporting period: August 31, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

Closed-End Funds

Nuveen Investments Municipal Closed-End Funds

It's not what you earn, it's what you keep.®

Semi-Annual Report
August 31, 2010

Nuveen California Municipal Value Fund, Inc.
NCA

Nuveen California Municipal Value Fund 2
NCB

Nuveen California Performance Plus Municipal Fund, Inc.
NCP

Nuveen California Municipal Market Opportunity Fund, Inc.
NCO

Nuveen California Investment Quality Municipal Fund, Inc.
NQC

Nuveen California Select Quality Municipal Fund, Inc.
NVC

Nuveen California Quality Income Municipal Fund, Inc.
NUC

August

NUVEEN INVESTMENTS ANNOUNCES STRATEGIC COMBINATION WITH FAF ADVISORS

On July 29, 2010, Nuveen Investments, Inc. announced that U.S. Bancorp will receive a 9.5% stake in Nuveen Investments and cash consideration in exchange for the long-term asset business of U.S. Bancorp’s FAF Advisors (FAF). Nuveen Investments is the parent of Nuveen Asset Management (NAM), the investment adviser for the Funds included in this report.

FAF Advisors, which currently manages about $25 billion of long-term assets and serves as the advisor of the First American Funds, will be combined with NAM, which currently manages about $75 billion in municipal fixed income assets. Upon completion of the transaction, Nuveen Investments, which currently manages about $150 billion of assets across several high-quality affiliates, will manage a combined total of about $175 billion in institutional and retail assets.

This combination will not affect the investment objectives, strategies or policies of the Funds in this report. Over time, Nuveen Investments expects that the combination will provide even more ways to meet the needs of investors who work with financial advisors and consultants by enhancing the multi-boutique model of Nuveen Investments, which also includes highly respected investment teams at NWQ Investment Management, Santa Barbara Asset Management, Symphony Asset Management, Tradewinds Global Investors, Winslow Capital and Nuveen HydePark.

The transaction is expected to close late in 2010, subject to customary conditions.

Chairman’s
Letter to Shareholders

Dear Shareholder,

Recent months have revealed the fragility and disparity of the global economic recovery. In the U.S., the rate of economic growth has slowed as various stimulus programs have started to wind down, exposing weakness in the underlying economy. In contrast, many emerging market countries are experiencing a return to comparatively high rates of growth. Confidence in global financial markets has been undermined by concerns about high sovereign debt levels in Europe and the U.S. Until these countries can begin credible programs to reduce their budgetary deficits, market unease and hesitation will remain. On a more positive note, even though the countries now enjoying the strongest recovery depend on exports to countries with trade deficits, these importing countries have resisted the temptation to damage world trade by erecting trade barriers.

The U.S. economy is subject to unusually high levels of uncertainty as it struggles to recover from a devastating financial crisis. Unemployment remains stubbornly high, due to what appears to be both cyclical and structural forces. Federal Reserve policy makers are considering novel approaches to provide support to the economy, and administration policy makers are debating additional stimulus measures. However, the high levels of debt owed both by U.S. consumers and the U.S. government limit their ability to engineer a stronger economic recovery.

The U.S. financial markets reflect the crosscurrents now impacting the U.S. economy. Today’s historically low interest rates reflect the Fed’s easy monetary policy and the demand for U.S. government debt by U.S. and overseas investors looking for a safe haven for investment. Despite a continued corporate earnings recovery, equity markets continue to reflect concern about the possibility of a “double dip” recession. Encouragingly, financial institutions are rebuilding their balance sheets and the financial reform legislation enacted this summer has the potential to address many of the most significant contributors to the financial crisis, although many details still have to be worked out.

In this difficult environment, your Nuveen investment team continues to seek sustainable investment opportunities and, at the same time, remains alert for potential risks that may result from a recovery still facing many headwinds. As your representative, the Nuveen Fund Board monitors the activities of each investment team to assure that all maintain their investment disciplines. As always, I encourage you to contact your financial consultant if you have any questions about your investment in a Nuveen Fund.

On behalf of the other members of your Fund Board, we look forward to continuing to earn your trust in the months and years ahead.

Sincerely,

Robert P. Bremner
Chairman of the Board
October 21, 2010

Nuveen Investments 1

Portfolio Manager’s Comments

Nuveen California Municipal Value Fund, Inc. (NCA)
Nuveen California Municipal Value Fund 2 (NCB)
Nuveen California Performance Plus Municipal Fund, Inc. (NCP)
Nuveen California Municipal Market Opportunity Fund, Inc. (NCO)
Nuveen California Investment Quality Municipal Fund, Inc. (NQC)
Nuveen California Select Quality Municipal Fund, Inc. (NVC)
Nuveen California Quality Income Municipal Fund, Inc. (NUC)

Portfolio manager Scott Romans examines key investment strategies and the performance of the Nuveen California Municipal Funds for the six-month period ended August 31, 2010. Scott, who joined Nuveen in 2000, has managed NCA, NCP, NCO, NQC, NVC and NUC since 2003. He added portfolio management responsibility for NCB at its inception in 2009.

What key strategies were used to manage the California Funds during the six-month reporting period ended August 31, 2010?

During this period, the combination of strong demand and tighter supply of new tax-exempt municipal issuance continued to create favorable supply/demand conditions that helped to support municipal bond prices. One reason for the decline in new tax-exempt supply was the considerable issuance of taxable municipal debt under the Build America Bond program. These bonds, first issued in April 2009, offer municipal issuers a federal subsidy equal to 35% of a security’s interest payments, providing issuers with an attractive alternative to traditional tax-exempt municipal debt. For the six months ended August 31, 2010, taxable Build America Bond issuance totaled $49.4 billion, representing more than 24% of new bonds in the municipal marketplace nationwide. Of that total, almost $9 billion in Build American Bonds were issued in California, accounting for approximately 30% of municipal supply in the state. Since California’s total new issuance—both tax-exempt and taxable—was already down substantially from the same period a year earlier, the availability of tax-exempt municipal bonds in California was significantly impacted during this period. Because interest payments from Build America Bonds represent taxable income, the Funds do not view these bonds as good investment opportunities.

Despite the constrained issuance of tax-exempt municipal bonds, we continued to find attractive value opportunities by exploring both the primary and secondary markets for undervalued sectors and individual credits with the potential to perform well over the long term. We found value in a variety of sectors, including lower-rated health care credits, redevelopment agency (RDA) issues and bonds issued for school districts and

Certain statements in this report are forward-looking statements. Discussions of specific investments are for illustration only and are not intended as recommendations of individual investments. The forward-looking statements and other views expressed herein are those of the portfolio manager as of the date of this report. Actual future results or occurrences may differ significantly from those anticipated in any forward-looking statements, and the views expressed herein are subject to change at any time, due to numerous market and other factors. The Funds disclaim any obligation to update publicly or revise any forward-looking statements or views expressed herein.

Any reference to credit ratings for portfolio holdings refers to the highest rating assigned by a Nationally Recognized Statistical Rating Organization (“NRSRO”) such as Standard & Poor’s, Moody’s, or Fitch. AAA, AA, A and BBB ratings are investment grade; BB, B, CCC, CC, C and D ratings are below investment grade. Holdings and ratings may change over time.

2 Nuveen Investments

community colleges, both insured and uninsured. During this period, a number of bonds issued by redevelopment agencies became available in the secondary market. The proceeds of these bonds are used to fund programs to improve deteriorated, blighted and economically depressed areas. The quantity of RDA bonds available in the marketplace allowed us to be very selective in evaluating these bonds on a case by case basis, buying only those where our research indicated that we potentially would be compensated for taking on additional risk.

We also purchased zero coupon and convertible zero coupon1 bonds issued for school districts and community colleges. These bonds, some of which were insured with underlying ratings of AA or A, offered longer durations with very attractive yields relative to their credit quality. Due to the low yield environment, bonds with longer durations were in less demand during this period, so this also meant very attractive pricing. Because the Funds tended to be at or short of their target duration, they were in a position to take advantage of this situation, benefiting from both the longer durations and strong yields of the bonds we added to our portfolios.

Early in the period, we also added bonds issued by the state of California, including California general obligation (GO) and public works bonds, which are backed by appropriations of the state. We believed that these bonds offered good value, as credit spreads remained relatively wide. As the period progressed, these spreads began to tighten and we reduced our purchases of California GOs as their spreads became less attractive.

Some of our investment activity resulted from opportunities created by the provisions of the Build America Bond program. For example, tax-exempt municipal supply was more plentiful in the health care sector because, as 501(c)(3) (nonprofit) organizations, hospitals generally do not qualify for the Build America Bond program and must continue to issue bonds in the tax-exempt municipal market. Bonds with proceeds earmarked for refundings, working capital and private activities also are not covered by the Build America Bond program, and this resulted in attractive opportunities in various other sectors of the market.

The impact of the Build America Bond program was also evident in the area of longer-term issuance, as municipal issuers sought to take full advantage of the attractive financing terms offered by these bonds. Approximately 70% of Build America Bonds were issued with maturities of at least 30 years. Even though this program significantly reduced the availability of tax-exempt credits with longer maturities, we continued to find good opportunities to purchase attractive longer-term bonds for these Funds.

Cash for new purchases during this period was generated primarily by the proceeds from called and maturing bonds, which we worked to redeploy to keep the Funds fully invested. Selling was relatively insignificant, as the bonds in our portfolios generally offered higher yields than those available in the current marketplace.

As of August 31, 2010, all seven of these Funds continued to use inverse floating rate securities.2 We employ inverse floaters as a form of leverage for a variety of reasons, including duration management, income enhancement and total return enhancement.

1 Convertible zero coupon bonds are tax-exempt municipal bonds that can be converted into corporate bonds of the issuing company. These bonds are generally sold at a discount from par and mature at par.

2 An inverse floating rate security, also known as an inverse floater, is a financial instrument designed to pay long-term tax-exempt interest at a rate that varies inversely with a short-term tax-exempt interest rate index. For the Nuveen Funds, the index typically used is the Securities Industry and Financial Markets (SIFM) Municipal Swap Index (previously referred to as the Bond Market Association Index or BMA). Inverse floaters, including those inverse floating rate securities in which the Funds invested during this reporting period, are further defined within the Notes to Financial Statements and Glossary of Terms Used in this Report sections of this report.

Nuveen Investments 3

How did the Funds perform?

Individual results for these Nuveen Funds, as well as relevant index and peer group information, are presented in the accompanying table.

Average Annual Total Returns on Common Share Net Asset Value*
For periods ended 8/31/10
	6-Month	1-Year	5-Year	10-Year
NCA3	5.83%	11.54%	4.33%	5.33%
NCB3	7.27%	13.60%	N/A	N/A
NCP	9.13%	17.69%	4.50%	6.13%
NCO	9.31%	17.18%	4.23%	6.15%
NQC	9.44%	18.00%	4.76%	6.35%
NVC	9.57%	18.31%	5.17%	6.70%
NUC	9.18%	17.56%	5.20%	6.47%

Standard & Poor’s (S&P) California Municipal Bond Index4	6.71%	10.79%	4.56%	5.49%
Standard & Poor’s (S&P) National Municipal Bond Index5	5.53%	10.19%	4.77%	5.67%
Lipper California Municipal Debt Funds Average6	9.32%	17.96%	3.65%	6.00%

For the six months ended August 31, 2010, the cumulative returns on common share net asset value (NAV) for NCB, NCP, NCO, NQC, NVC and NUC exceeded the return on the Standard & Poor’s (S&P) California Municipal Bond Index, while NCA trailed the S&P California index. All of the Funds outperformed the S&P National Municipal Bond Index. For the same period, NQC and NVC exceeded the average return on the Lipper California Municipal Debt Funds Average; NCP, NCO and NUC performed in line; and NCA and NCB lagged this Lipper average.

Key management factors that influenced the Funds’ returns during this period included duration and yield curve positioning, credit exposure and sector allocation. In addition, the use of structural leverage was an important factor affecting the Funds’ performance over this period. The primary reason the returns of NCA and NCB trailed those of the other five Funds for this six-month period was that these two Funds do not use structural leverage. The impact of this leverage is discussed in more detail on page five.

During this period, bonds with longer maturities generally outperformed those with shorter maturities, with bonds at the longest end of the municipal yield curve posting the strongest returns. The outperformance of longer term bonds was due in part to the decline in interest rates, particularly at the longer end of the curve. The scarcity of tax-exempt bonds with longer maturities also drove up the prices of these bonds. Overall, yield curve positioning and duration proved positive for the performance of all seven of these Funds. This was especially true in NCB, which had the longest duration among these Funds. NCA, with the shortest duration among these Funds, did not benefit as much from its duration and yield curve positioning during the market environment of the past six months.

* Six-month returns are cumulative; all other returns are annualized.

Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares.

   For additional information, see the individual Performance Overview for your Fund in this report.

3 Unlike the other five Funds in this report, NCA and NCB do not use structural leverage.

4 The Standard & Poor’s (S&P) California Municipal Bond Index is an unleveraged, market value-weighted index designed to measure the performance of the tax-exempt, investment-grade California municipal bond market. This index does not reflect any initial or ongoing expenses and is not available for direct investment.

5 The Standard & Poor’s (S&P) National Municipal Bond Index is an unleveraged, market value-weighted index designed to measure the performance of the tax-exempt, investment-grade U.S. municipal bond market. This index does not reflect any initial or ongoing expenses and is not available for direct investment.

6 The Lipper California Municipal Debt Funds Average is calculated using the returns of all leveraged and unleveraged closed-end funds in this category for each period as follows: 6-month, 25 funds; 1-year, 25 funds; 5-year, 24 funds; and 10-year, 14 funds. Lipper returns account for the effects of management fees and assume reinvestment of dividends, but do not reflect any applicable sales charges. The Lipper average is not available for direct investment.

4 Nuveen Investments

Credit exposure also played an important role in the performance in these Funds. The demand for municipal bonds increased during this period driven by a variety of factors, including concerns about potential tax increases, the need to rebalance portfolio allocations and a growing appetite for additional risk for certain higher yielding bonds. Over time, this has caused credit spreads to narrow, and the trend greatly helped our lower-rated positions, especially those we bought at depressed values several years ago. At the same time, the supply of new tax-exempt municipal paper declined, due largely to the Build America Bond program. As investors bid up municipal bond prices, bonds rated A, BBB or below and non-rated bonds generally outperformed those rated AAA or AA. NQC and NCB benefited from their heavier allocations of bonds rated A as well as their smaller weightings in bonds rated AAA. However, the majority of these Funds tended to be underexposed to the top-performing A- rated credit category, which detracted from their performance for this period.

Holdings that positively contributed to the Funds’ returns during this period included health care and transportation bonds. Revenue bonds as a whole performed well, with leasing, special tax and education among the other sectors that outperformed the general municipal market. Zero coupon bonds also were among the strongest performers and general obligation (GO) and other tax-supported bonds outpaced the market for the first time in about a year. All of these Funds were underweighted in the tax-supported sector, especially California GOs, relative to the California market. This underweighting was due to the fact that California GOs comprise such a large portion of the tax-supported sector in California that it is impossible to match the market weighting in our portfolios. During this period, the more underweight a Fund was in California GOs, the more it hurt that Fund’s performance.

Among the poorest performers during this period were pre-refunded bonds, which are often backed by U.S. Treasury securities. The underperformance of these bonds can be attributed primarily to their shorter effective maturities and higher credit quality. As of August 31, 2010, NCA and NUC held the heaviest weightings of pre-refunded bonds among these Funds, which detracted from their performance. Among the revenue sectors, resource recovery trailed the overall municipal market by the widest margin, and industrial development revenue (IDR), housing and electric utilities also turned in weaker performances.

IMPACT OF THE FUNDS’ LEVERAGE STRATEGIES ON PERFORMANCE

One important factor impacting the returns of these Funds relative to the comparative indexes was the Funds’ use of financial leverage. As mentioned previously, NCA and NCB do not use structural leverage. The other five Funds use leverage because their managers believe that, over time, leveraging provides opportunities for additional income and total return for common shareholders. However, use of leverage also

Nuveen Investments 5

can expose common shareholders to additional volatility. For example, as the prices of securities held by a Fund decline, the negative impact of these valuation changes on common share net asset value and common shareholder total return is magnified by the use of leverage. Conversely, leverage may enhance common share returns during periods when the prices of securities held by a Fund generally are rising.

During this period leverage made a positive contribution to the performance of the Funds that use this strategy.

RECENT DEVELOPMENTS REGARDING THE FUNDS’ LEVERAGED CAPITAL STRUCTURE

Shortly after their inceptions, each of the Funds (except NCA and NCB) issued auction rate preferred shares (ARPS) to create financial leverage. As noted in past shareholder reports, the ARPS issued by many closed-end funds, including these Funds, have been hampered by a lack of liquidity since February 2008. Since that time, more ARPS have been submitted for sale in each of their regularly scheduled auctions than there have been offers to buy. In fact, offers to buy have been almost completely non-existent since late February 2008. This means that these auctions have “failed to clear,” and that many, or all, of the ARPS shareholders who wanted to sell their shares in these auctions were unable to do so. This lack of liquidity in ARPS did not lower the credit quality of these shares, and ARPS shareholders unable to sell their shares continued to receive distributions at the “maximum rate” applicable to failed auctions, as calculated in accordance with the pre-established terms of the ARPS. In the recent market, with short-term rates at multigenerational lows, those maximum rates also have been low.

One continuing implication for common shareholders from the auction failures is that each Fund’s cost of leverage likely has been incrementally higher at times than it otherwise might have been had the auctions continued to be successful. As a result, each Fund’s common share earnings likely have been incrementally lower at times than they otherwise might have been.

As noted in past shareholder reports, the Nuveen funds’ Board of Directors/Trustees authorized several methods to refinance a portion of the Nuveen funds’ outstanding ARPS. Some funds have utilized tender option bonds (TOBs), also known as inverse floating rate securities, for leverage purposes. The amount of TOBs that a fund may use varies according to the composition of each fund’s portfolio. Some funds have a greater ability to use TOBs than others. Some funds have issued Variable Rate Demand Preferred (VRDP) Shares, a floating rate form of preferred stock. Some funds have issued MuniFund Term Preferred (MTP) Shares, a fixed rate form of preferred stock with a mandatory redemption period of five years.

6 Nuveen Investments

While all these efforts have reduced the total amount of outstanding ARPS issued by the Nuveen funds, the funds cannot provide any assurance on when the remaining outstanding ARPS might be redeemed.

During 2010, 33 Nuveen leveraged closed-end funds (excluding those Funds in this report), received a demand letter from a law firm on behalf of purported holders of common shares of each such fund, alleging that Nuveen and the funds’ officers and Board of Directors/ Trustees breached their fiduciary duties related to the redemption at par of the funds’ ARPS. In response, the Board established an ad hoc Demand Committee consisting of certain of its disinterested and independent Board members to investigate the claims. The Demand Committee retained independent counsel to assist it in conducting an extensive investigation. Based upon its investigation, the Demand Committee found that it was not in the best interests of each fund or its shareholders to take the actions suggested in the demand letters, and recommended that the full Board reject the demands made in the demand letters. After reviewing the findings and recommendation of the Demand Committee, the full Board of each fund unanimously adopted the Demand Committee’s recommendation.

Subsequently, twenty of the funds that received demand letters were named as nominal defendants in a putative shareholder derivative action complaint captioned Safier and Smith v. Nuveen Asset Management, et al. that was filed in the Circuit Court of Cook County, Illinois, Chancery Division (the “Cook County Chancery Court”) on July 27, 2010. Three additional funds were named as nominal defendants in a similar complaint captioned Curbow v. Nuveen Asset Management, et al. filed in the Cook County Chancery Court on August 12, 2010, and three additional funds were named as nominal defendants in a similar complaint captioned Beidler v. Nuveen Asset Management, et al. filed in the Cook County Chancery Court on September 21, 2010 (collectively, the “Complaints”). The Complaints, filed on behalf of purported holders of each fund’s common shares, also name Nuveen Asset Management as a defendant, together with current and former Officers and interested Directors/Trustees of each of the funds (together with the nominal defendants, collectively, the “Defendants”). The Complaints contain the same basic allegations contained in the demand letters. The suits seek a declaration that the Defendants have breached their fiduciary duties, an order directing the Defendants not to redeem any ARPS at their liquidation value using fund assets, indeterminate monetary damages in favor of the funds and an award of plaintiffs’ costs and disbursements in pursuing the action. Nuveen Asset Management believes that the Complaints are without merit, and intends to defend vigorously against these charges.

Nuveen Investments 7

As of August 31, 2010, the amounts of ARPS redeemed and/or noticed for redemption by the Funds are as shown in the accompanying table.

	Auction
	Rate
	Preferred	% of
	Shares	Original
	Redeemed	Auction
	and/or	Rate
	Noticed for	Preferred
Fund	Redemption	Share
NCP	$25,650,000	24.2%
NCO	$68,000,000	100.0%
NQC	$17,075,000	15.3%
NVC	$192,000,000	100.0%
NUC	$185,000,000	100.0%

During this six-month reporting period, NCO, NVC and NUC issued $49.8 million, $158.9 million and $158.1 million of VRDP, respectively, to redeem at par their remaining outstanding ARPS. As noted previously, VRDP is a newly developed instrument that essentially replaces all or a portion of the ARPS used as leverage and potentially could be used to refinance all or a portion of the ARPS of other Funds. VRDP shares include a liquidity feature that allows holders of VRDP to have their shares purchased by a liquidity provider in the event that sell orders have not been matched with purchase orders and successfully settled in a remarketing. VRDP is offered only to qualified institutional buyers, defined pursuant to Rule 144A under the Securities Act of 1933.  (Refer to Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies and Footnote 4 – Fund Shares for further details on VRDP Shares.)

As of August 31, 2010, 83 out of the 84 Nuveen closed-end municipal funds that had issued ARPS have redeemed at par all or a portion of these shares. These redemptions bring the total amount of Nuveen’s municipal closed-end funds’ ARPS redemptions to approximately $5.5 billion of the approximately $11 billion outstanding.

For up-to-date information, please visit the Nuveen CEF Auction Rate Preferred Resource Center at: http://www.nuveen.com/arps.

8 Nuveen Investments

Common Share Dividend and
Share Price Information

During the six-month reporting period ended August 31, 2010, NCO, NQC, NVC and NUC each had one monthly dividend increase. NCP and NQC had an additional dividend increase that was declared just prior to the start of this reporting period and took effect in March 2010. The dividends of NCA, NCB and NCP remained stable throughout the period.

All of the Funds in this report seek to pay stable dividends at rates that reflect each Fund’s past results and projected future performance. During certain periods, each Fund may pay dividends at a rate that may be more or less than the amount of net investment income actually earned by the Fund during the period. If a Fund has cumulatively earned more than it has paid in dividends, it holds the excess in reserve as undistributed net investment income (UNII) as part of the Fund’s NAV. Conversely, if a Fund has cumulatively paid dividends in excess of its earnings, the excess constitutes negative UNII that is likewise reflected in the Fund’s NAV. Each Fund will, over time, pay all of its net investment income as dividends to shareholders. As of August 31, 2010, all of the Funds in this report had positive UNII balances, based upon our best estimate, for tax purposes and positive UNII balances for financial reporting purposes.

COMMON SHARE REPURCHASES AND SHARE PRICE INFORMATION

As of August 31, 2010, and the since inception of the Funds’ repurchase program, the following Funds have cumulatively repurchased common shares as shown in the accompanying table.

	Common	% of
	Shares	Outstanding
Fund	Repurchased	Common Shares
NCA	–	–
NCB	–	–
NCP	28,300	0.2%
NCO	24,900	0.3%
NQC	–	–
NVC	41,400	0.2%
NUC	40,000	0.2%

Nuveen Investments 9

During the six-month reporting period, the Funds did not repurchase any of their outstanding common shares.

As of August 31, 2010, the Funds’ common share prices were trading at (+)premiums or (-)discounts to their common share NAVs as shown in the accompanying table.

	8/31/10	Six-Month Average
Fund	(+)Premium/(-)Discount	(+)Premium/(-)Discount
NCA	-2.44%	-3.47%
NCB	-4.08%	-5.87%
NCP	-3.29%	-5.70%
NCO	-2.61%	-5.17%
NQC	-3.09%	-5.22%
NVC	-0.13%	-1.72%
NUC	+3.11%	-2.11%

10 Nuveen Investments

NCA	Nuveen California
Performance	Municipal Value
OVERVIEW	Fund, Inc.

as of August 31, 2010

Fund Snapshot
Common Share Price		$9.61
Common Share
Net Asset Value (NAV)		$9.85
Premium/(Discount) to NAV		-2.44%
Market Yield		4.75%
Taxable-Equivalent Yield1		7.30%
Net Assets Applicable to
Common Shares ($000)		$248,747
Average Effective Maturity
on Securities (Years)		18.01
Modified Duration		5.90

Average Annual Total Return
(Inception 10/07/87)
	On Share Price	On NAV
6-Month (Cumulative)	9.41%	5.83%
1-Year	11.03%	11.54%
5-Year	4.83%	4.33%
10-Year	5.91%	5.33%

Portfolio Composition
(as a % of total investments)
Tax Obligation/Limited		27.8%
U.S. Guaranteed		21.3%
Health Care		12.2%
Water and Sewer		7.9%
Utilities		7.3%
Tax Obligation/General		5.9%
Long-Term Care		4.6%
Other		13.0%

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this Fund’s Performance Overview page.

1 Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 34.9%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

Nuveen Investments 11

NCB	Nuveen California
Municipal Value
Performance	Fund 2
OVERVIEW
as of August 31, 2010

Fund Snapshot
Common Share Price		$15.75
Common Share
Net Asset Value (NAV)		$16.42
Premium/(Discount) to NAV		-4.08%
Market Yield		5.26%
Taxable-Equivalent Yield1		8.08%
Net Assets Applicable to
Common Shares ($000)		$53,982
Average Effective Maturity
on Securities (Years)		23.11
Modified Duration		7.60

Average Annual Total Return
(Inception 4/28/09)
	On Share Price	On NAV
6-Month (Cumulative)	10.81%	7.27%
1-Year	12.68%	13.60%
Since Inception	9.37%	16.39%

Portfolio Composition
(as a % of total investments)
Health Care		22.2%
Utilities		14.0%
Tax Obligation/Limited		12.9%
Tax Obligation/General		12.5%
Housing/Single Family		10.8%
Education and Civic Organizations		10.0%
Water and Sewer		8.1%
Other		9.5%

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this Fund’s Performance Overview page.

1 Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 34.9%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2 The Fund paid shareholders net ordinary income distributions in December 2009 of $0.0208 per share.

12 Nuveen Investments

NCP	Nuveen California Performance Plus
Performance	Municipal Fund, Inc.
OVERVIEW
as of August 31, 2010

Fund Snapshot
Common Share Price		$14.39
Common Share
Net Asset Value (NAV)		$14.88
Premium/(Discount) to NAV		-3.29%
Market Yield		6.25%
Taxable-Equivalent Yield1		9.60%
Net Assets Applicable to
Common Shares ($000)		$192,557
Average Effective Maturity
on Securities (Years)		17.57
Leverage-Adjusted Duration		9.08

Average Annual Total Return
(Inception 11/15/89)
	On Share Price	On NAV
6-Month (Cumulative)	18.13%	9.13%
1-Year	24.35%	17.69%
5-Year	6.14%	4.50%
10-Year	5.72%	6.13%

Portfolio Composition
(as a % of total investments)
Tax Obligation/Limited		24.1%
Health Care		12.9%
Tax Obligation/General		11.8%
Water and Sewer		10.1%
Education and Civic Organizations		8.0%
U.S. Guaranteed		7.9%
Transportation		7.7%
Utilities		7.7%
Other		9.8%

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this Fund’s Performance Overview page.

1 Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 34.9%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

Nuveen Investments 13

NCO	Nuveen California
Municipal Market
Performance	Opportunity Fund, Inc.
OVERVIEW
as of August 31, 2010

Fund Snapshot
Common Share Price		$14.57
Common Share
Net Asset Value (NAV)		$14.96
Premium/(Discount) to NAV		-2.61%
Market Yield		6.42%
Taxable-Equivalent Yield1		9.86%
Net Assets Applicable to
Common Shares ($000)		$121,826
Average Effective Maturity
on Securities (Years)		19.00
Leverage-Adjusted Duration		10.73

Average Annual Total Return
(Inception 5/17/90)
	On Share Price	On NAV
6-Month (Cumulative)	16.42%	9.31%
1-Year	23.36%	17.18%
5-Year	4.83%	4.23%
10-Year	5.46%	6.15%

Portfolio Composition
(as a % of total investments)
Health Care		17.4%
Tax Obligation/Limited		17.2%
Water and Sewer		16.3%
Tax Obligation/General		12.7%
U.S. Guaranteed		10.5%
Transportation		7.8%
Long-Term Care		4.0%
Other		14.1%

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this Fund’s Performance Overview page.

1 Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 34.9%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

14 Nuveen Investments

NQC	Nuveen California Investment Quality
Performance	Municipal Fund, Inc.
OVERVIEW
as of August 31, 2010

Fund Snapshot
Common Share Price		$14.45
Common Share
Net Asset Value (NAV)		$14.91
Premium/(Discount) to NAV		-3.09%
Market Yield		6.31%
Taxable-Equivalent Yield1		9.69%
Net Assets Applicable to
Common Shares ($000)		$202,429
Average Effective Maturity
on Securities (Years)		18.50
Leverage-Adjusted Duration		9.47

Average Annual Total Return
(Inception 11/20/90)
	On Share Price	On NAV
6-Month (Cumulative)	16.31%	9.44%
1-Year	23.82%	18.00%
5-Year	5.65%	4.76%
10-Year	5.81%	6.35%

Portfolio Composition
(as a % of total investments)
Tax Obligation/Limited		24.6%
Tax Obligation/General		17.6%
Health Care		11.7%
Education and Civic Organizations		11.7%
Transportation		10.5%
U.S. Guaranteed		7.8%
Water and Sewer		7.2%
Other		8.9%

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this Fund’s Performance Overview page.

1 Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 34.9%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

Nuveen Investments 15

NVC	Nuveen California
Select Quality
Performance	Municipal Fund, Inc.
OVERVIEW
as of August 31, 2010

Fund Snapshot
Common Share Price		$15.11
Common Share
Net Asset Value (NAV)		$15.13
Premium/(Discount) to NAV		-0.13%
Market Yield		6.43%
Taxable-Equivalent Yield1		9.88%
Net Assets Applicable to
Common Shares ($000)		$349,397
Average Effective Maturity
on Securities (Years)		18.27
Leverage-Adjusted Duration		13.06

Average Annual Total Return
(Inception 5/22/91)
	On Share Price	On NAV
6-Month (Cumulative)	14.78%	9.57%
1-Year	23.93%	18.31%
5-Year	5.96%	5.17%
10-Year	6.56%	6.70%

Portfolio Composition
(as a % of total investments)
Tax Obligation/Limited		16.9%
Health Care		16.3%
Tax Obligation/General		15.7%
Utilities		10.8%
U.S. Guaranteed		10.2%
Water and Sewer		7.8%
Transportation		7.5%
Other		14.8%

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this Fund’s Performance Overview page.

1 Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 34.9%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

16 Nuveen Investments

NUC	Nuveen California Quality Income
Performance	Municipal Fund, Inc.
OVERVIEW
as of August 31, 2010

Fund Snapshot
Common Share Price		$15.89
Common Share
Net Asset Value (NAV)		$15.41
Premium/(Discount) to NAV		3.11%
Market Yield		6.12%
Taxable-Equivalent Yield1		9.40%
Net Assets Applicable to
Common Shares ($000)		$339,021
Average Effective Maturity
on Securities (Years)		16.33
Leverage-Adjusted Duration		12.53

Average Annual Total Return
(Inception 11/20/91)
	On Share Price	On NAV
6-Month (Cumulative)	20.39%	9.18%
1-Year	25.33%	17.56%
5-Year	6.66%	5.20%
10-Year	6.49%	6.47%

Portfolio Composition
(as a % of total investments)
Tax Obligation/Limited		20.0%
U.S. Guaranteed		18.7%
Tax Obligation/General		14.2%
Health Care		14.0%
Water and Sewer		6.9%
Education and Civic Organizations		5.6%
Utilities		5.3%
Transportation		4.7%
Other		10.6%

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this Fund’s Performance Overview page.

1 Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 34.9%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

Nuveen Investments 17

Nuveen California Municipal Value Fund, Inc.
NCA	Portfolio of Investments
August 31, 2010 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 3.5% (3.5% of Total Investments)
$ 430	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma	6/15 at 100.00	BBB	$ 406,006
	County Tobacco Securitization Corporation, Series 2005, 4.250%, 6/01/21
2,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/17 at 100.00	BBB	1,498,140
	Bonds, Series 2007A-1, 5.750%, 6/01/47
11,010	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/22 at 100.00	BBB	6,907,344
	Bonds, Series 2007A-2, 0.000%, 6/01/37
13,440	Total Consumer Staples			8,811,490
	Education and Civic Organizations – 0.8% (0.8% of Total Investments)
140	California Educational Facilities Authority, Revenue Bonds, University of Redlands, Series	10/15 at 100.00	A3	140,587
	2005A, 5.000%, 10/01/35
	California Educational Facilities Authority, Revenue Bonds, University of the Pacific, Series 2006:
95	5.000%, 11/01/21	11/15 at 100.00	A2	102,432
125	5.000%, 11/01/25	11/15 at 100.00	A2	131,491
1,500	California Statewide Community Development Authority, Certificates of Participation, San Diego	12/10 at 101.00	N/R	1,504,620
	Space and Science Foundation, Series 1996, 7.500%, 12/01/26
1,860	Total Education and Civic Organizations			1,879,130
	Health Care – 12.3% (12.2% of Total Investments)
310	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanante System,	4/16 at 100.00	A+	311,336
	Series 2006, 5.000%, 4/01/37
5,365	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007A,	11/16 at 100.00	Aa3	5,437,106
	5.250%, 11/15/46 (UB)
1,450	California Municipal Financing Authority, Certificates of Participation, Community Hospitals	2/17 at 100.00	Baa2	1,456,989
	of Central California, Series 2007, 5.250%, 2/01/27
560	California Statewide Communities Development Authority, Revenue Bonds, Adventist Health System	3/15 at 100.00	A	560,448
	West, Series 2005A, 5.000%, 3/01/35
3,000	California Statewide Community Development Authority, Insured Health Facility Revenue Bonds,	7/17 at 100.00	AAA	3,157,470
	Catholic Healthcare West, Series 2008K, 5.500%, 7/01/41 – AGC Insured
990	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanante System,	3/16 at 100.00	A+	991,416
	Series 2006, 5.000%, 3/01/41
1,460	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System,	8/16 at 100.00	A+	1,496,456
	Series 2001C, 5.250%, 8/01/31
2,710	California Statewide Community Development Authority, Revenue Bonds, Sherman Oaks Health	No Opt. Call	A1	2,841,489
	System, Series 1998A, 5.000%, 8/01/22 – AMBAC Insured
3,390	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Series	11/15 at 100.00	Aa3	3,395,763
	2005A, 5.000%, 11/15/43
1,525	Loma Linda, California, Hospital Revenue Bonds, Loma Linda University Medical Center, Series	12/17 at 100.00	BBB	1,748,230
	2008A, 8.250%, 12/01/38
2,940	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2009,	11/19 at 100.00	Baa2	3,282,304
	6.750%, 11/01/39
3,000	Santa Clara County Financing Authority, California, Insured Revenue Bonds, El Camino Hospital,	8/17 at 100.00	A+	3,165,030
	Series 2007A, 5.750%, 2/01/41 – AMBAC Insured
1,000	Sierra View Local Health Care District, California, Revenue Bonds, Series 2007, 5.250%, 7/01/37	9/17 at 100.00	N/R	997,070
1,730	West Contra Costa Healthcare District, California, Certificates of Participation, Series 2004,	7/14 at 100.00	A+	1,847,571
	5.375%, 7/01/21 – AMBAC Insured
29,430	Total Health Care			30,688,678
	Housing/Multifamily – 1.7% (1.6% of Total Investments)
2,430	California Statewide Community Development Authority, Multifamily Housing Revenue Bonds,	1/11 at 101.00	N/R	2,369,809
	Harbor City Lights, Series 1999Y, 6.650%, 7/01/39 (Alternative Minimum Tax)
435	Riverside County, California, Subordinate Lien Mobile Home Park Revenue Bonds, Bravo Mobile	10/10 at 100.00	N/R	431,281
	Home Park Project, Series 1999B, 6.500%, 3/20/29

18 Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Housing/Multifamily (continued)
$ 1,360	San Dimas Housing Authority, California, Mobile Home Park Revenue Bonds, Charter Oak Mobile	1/11 at 100.00	N/R	$ 1,325,728
	Home Estates Acquisition Project, Series 1998A, 5.700%, 7/01/28
4,225	Total Housing/Multifamily			4,126,818
	Housing/Single Family – 2.4% (2.3% of Total Investments)
250	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 2006H,	2/16 at 100.00	A	255,980
	5.750%, 8/01/30 – FGIC Insured (Alternative Minimum Tax)
4,390	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 2006M,	2/16 at 100.00	A	3,601,907
	4.700%, 8/01/36 (Alternative Minimum Tax)
2,125	California State Department of Veteran Affairs, Home Purchase Revenue Bonds, Series 2007,	12/16 at 100.00	AA	2,000,284
	5.000%, 12/01/42 (Alternative Minimum Tax)
6,765	Total Housing/Single Family			5,858,171
	Industrials – 0.4% (0.4% of Total Investments)
1,000	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste	1/16 at 102.00	BBB	1,022,720
	Management Inc., Series 2002A, 5.000%, 1/01/22 (Alternative Minimum Tax)
	Long-Term Care – 4.6% (4.6% of Total Investments)
	ABAG Finance Authority for Non-Profit Corporations, California, Cal-Mortgage Revenue Bonds,
	Elder Care Alliance of Union City, Series 2004:
1,850	5.400%, 8/15/24	8/14 at 100.00	A–	1,886,186
2,130	5.600%, 8/15/34	8/14 at 100.00	A–	2,147,935
4,000	ABAG Finance Authority for Non-Profit Corporations, California, Health Facility Revenue Bonds,	8/18 at 100.00	A–	4,063,880
	The Institute on Aging, Series 2008A, 5.650%, 8/15/38
2,000	California Statewide Community Development Authority, Certificates of Participation, Internext	10/10 at 100.50	BBB	2,012,020
	Group, Series 1999, 5.375%, 4/01/17
1,385	Riverside County Public Financing Authority, California, Certificates of Participation, Air	11/10 at 100.50	BB+	1,385,859
	Force Village West, Series 1999, 5.750%, 5/15/19
11,365	Total Long-Term Care			11,495,880
	Tax Obligation/General – 6.0% (5.9% of Total Investments)
2,000	California State, General Obligation Bonds, Various Purpose Series 2010, 5.500%, 3/01/40	3/20 at 100.00	A1	2,150,820
500	California, General Obligation Bonds, Series 2004, 5.000%, 2/01/20	2/14 at 100.00	A1	548,630
1,000	California, General Obligation Bonds, Various Purpose Series 2009, 6.000%, 11/01/39	11/19 at 100.00	A1	1,121,560
1,500	Los Angeles Unified School District, California, General Obligation Bonds, Series 2006F,	7/16 at 100.00	Aa2	1,631,340
	5.000%, 7/01/24 – FGIC Insured
2,000	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2002A, 5.500%, 7/01/20 –	No Opt. Call	A	2,247,000
	NPFG Insured
270	Roseville Joint Union High School District, Placer County, California, General Obligation	8/15 at 100.00	AA–	285,700
	Bonds, Series 2006B, 5.000%, 8/01/27 – FGIC Insured
1,120	Tahoe Forest Hospital District, Placer and Nevada Counties, California, General Obligation	8/18 at 100.00	Aa3	1,200,786
	Bonds, Series 2010B, 5.500%, 8/01/35
20,860	Yosemite Community College District, California, General Obligation Bonds, Capital	No Opt. Call	Aa2	5,649,931
	Appreciation, Election 2004, Series 2010D, 0.000%, 8/01/42
29,250	Total Tax Obligation/General			14,835,767
	Tax Obligation/Limited – 28.0% (27.8% of Total Investments)
1,000	Artesia Redevelopment Agency, California, Tax Allocation Revenue Bonds, Artesia Redevelopment	6/15 at 100.00	BBB+	986,340
	Project Area, Series 2007, 5.375%, 6/01/27
	Bell Community Redevelopment Agency, California, Tax Allocation Bonds, Bell Project Area,
	Series 2003:
3,000	5.500%, 10/01/23 – RAAI Insured	10/13 at 100.00	BBB+	2,953,170
1,000	5.625%, 10/01/33 – RAAI Insured	10/13 at 100.00	BBB+	940,940
2,400	Calexico Community Redevelopment Agency, California, Tax Allocation Bonds, Merged Central	8/13 at 102.00	A–	2,409,744
	Business and Residential District Project, Series 2003C, 5.000%, 8/01/28 – AMBAC Insured
1,000	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series	10/19 at 100.00	A2	1,064,310
	2009G-1, 5.750%, 10/01/30

Nuveen Investments 19

Nuveen California Municipal Value Fund, Inc. (continued)
NCA Portfolio of Investments August 31, 2010 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$ 2,000	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series	11/19 at 100.00	A2	$ 2,217,140
	2009I-1, 6.375%, 11/01/34
340	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community	9/15 at 100.00	A	345,331
	Facilities District, Series 2005, 5.000%, 9/01/24 – FGIC Insured
1,005	Chino Redevelopment Agency, California, Merged Chino Redevelopment Project Area Tax Allocation	9/16 at 101.00	A–	938,389
	Bonds, Series 2006, 5.000%, 9/01/38 – AMBAC Insured
16,610	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/15 at 100.00	AAA	16,615,647
	Asset-Backed Revenue Bonds, Series 2005A, 5.000%, 6/01/35 – FGIC Insured
	Irvine, California, Unified School District, Community Facilities District Special Tax Bonds,
	Series 2006A:
150	5.000%, 9/01/26	9/16 at 100.00	N/R	146,449
355	5.125%, 9/01/36	9/16 at 100.00	N/R	323,472
2,500	Kern County Board of Education, California, Certificates of Participation, Series 2006A,	6/16 at 100.00	A	2,547,950
	5.000%, 6/01/31 – NPFG Insured
615	Los Angeles Community Redevelopment Agency, California, Lease Revenue Bonds, Manchester Social	9/15 at 100.00	A1	575,695
	Services Project, Series 2005, 5.000%, 9/01/37 – AMBAC Insured
2,750	Los Angeles County Schools, California, Certificates of Participation, Pooled Financing	9/13 at 100.00	AAA	2,823,508
	Program, Regionalized Business Services Corporation, Series 2003A, 5.000%, 9/01/28 –
	AGM Insured
2,290	Milpitas, California, Local Improvement District 20 Limited Obligation Bonds, Series 1998A,	9/10 at 103.00	N/R	2,379,608
	5.650%, 9/02/13
	Modesto Schools Infrastructure Financing Agency, Stanislaus County, California, Special Tax
	Revenue Bonds, Series 2004:
1,045	5.250%, 9/01/22 – AMBAC Insured	9/14 at 100.00	N/R	1,057,948
1,145	5.250%, 9/01/23 – AMBAC Insured	9/14 at 100.00	N/R	1,152,053
1,255	5.250%, 9/01/24 – AMBAC Insured	9/14 at 100.00	N/R	1,257,460
420	Oakland Redevelopment Agency, California, Subordinate Lien Tax Allocation Bonds, Central	3/13 at 100.00	A	437,434
	District Redevelopment Project, Series 2003, 5.500%, 9/01/18 – FGIC Insured
8,000	Palmdale Elementary School District, Los Angeles County, California, Special Tax Bonds,	2/11 at 100.00	AAA	8,009,440
	Community Facilities District 90-1, Series 1999, 5.800%, 8/01/29 – AGM Insured
290	Rialto Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series	9/15 at 100.00	A–	272,864
	2005A, 5.000%, 9/01/35 – SYNCORA GTY Insured
5,000	Riverside County Redevelopment Agency, California, Tax Allocation Housing Bonds, Series 2004A,	10/14 at 100.00	A2	4,679,800
	5.000%, 10/01/37 – SYNCORA GTY Insured
360	Roseville, California, Certificates of Participation, Public Facilities, Series 2003A, 5.000%,	8/13 at 100.00	AA–	366,084
	8/01/25 – AMBAC Insured
3,130	San Francisco Redevelopment Agency, California, Lease Revenue Bonds, Moscone Convention	7/11 at 102.00	Aa2	3,297,267
	Center, Series 2004, 5.250%, 7/01/23 – AMBAC Insured
2,750	San Jose Financing Authority, California, Lease Revenue Refunding Bonds, Convention Center	9/11 at 100.00	AA+	2,861,787
	Project, Series 2001F, 5.000%, 9/01/20 – NPFG Insured
625	San Mateo Union High School District, San Mateo County, California, Certificates of	12/17 at 100.00	AA–	614,394
	Participation, Phase 1, Series 2007A, 5.000%, 12/15/30 – AMBAC Insured
380	Shafter Joint Powers Financing Authority, California, Lease Revenue Bonds, Community	11/10 at 100.00	A2	381,311
	Correctional Facility Acquisition Project, Series 1997A, 5.950%, 1/01/11
1,000	Simi Valley, California, Certificates of Participation, Series 2004, 5.000%, 9/01/24 – AMBAC Insured	9/14 at 100.00	A+	1,043,580
1,500	Tehachapi Redevelopment Agency, California, Tax Allocation Bonds, Series 2007, 5.250%,	No Opt. Call	BBB	1,355,370
	12/01/37 – RAAI Insured
1,925	Travis Unified School District, Solano County, California, Certificates of Participation,	9/16 at 100.00	N/R	1,939,380
	Series 2006, 5.000%, 9/01/26 – FGIC Insured
2,500	Ventura County Superintendent of Schools, California, Certificates Participation, Series 2003,	12/11 at 100.00	AA–	2,600,900
	5.000%, 12/01/27 – AMBAC Insured
1,040	Vista Joint Powers Financing Authority, California, Special Tax Lease Revenue Refunding Bonds,	9/10 at 100.00	N/R	1,039,906
	Community Facilities District 90-2, Series 1997A, 5.875%, 9/01/20
69,380	Total Tax Obligation/Limited			69,634,671

20 Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Transportation – 4.4% (4.4% of Total Investments)
$ 2,500	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series	4/16 at 100.00	AA	$ 2,642,750
	2006F, 5.000%, 4/01/31 (UB)
5,500	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding	1/14 at 101.00	BBB–	5,635,355
	Bonds, Series 1999, 5.875%, 1/15/27
1,250	Fresno, California, Airport Revenue Bonds, Series 2000A, 5.500%, 7/01/30 – AGM Insured	1/11 at 101.00	AAA	1,260,288
215	Palm Springs Financing Authority, California, Palm Springs International Airport Revenue	7/14 at 102.00	N/R	196,648
	Bonds, Series 2006, 5.550%, 7/01/28 (Alternative Minimum Tax)
1,245	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International	5/11 at 100.00	A1	1,245,685
	Airport, Second Series 1999, Issue 23A, 5.000%, 5/01/30 – FGIC Insured (Alternative
	Minimum Tax)
10,710	Total Transportation			10,980,726
	U.S. Guaranteed – 21.5% (21.3% of Total Investments) (4)
	Burbank Redevelopment Agency, California, Tax Allocation Bonds, Golden State Redevelopment
	Project, Series 2003:
1,700	5.625%, 12/01/28 (Pre-refunded 12/01/13) – FGIC Insured	12/13 at 100.00	N/R (4)	1,964,452
5,010	5.750%, 12/01/33 (Pre-refunded 12/01/13) – FGIC Insured	12/13 at 100.00	N/R (4)	5,809,396
2,015	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma	6/12 at 100.00	N/R (4)	2,132,656
	County Tobacco Funding Corporation, Series 2002B, 5.500%, 6/01/30 (Pre-refunded 6/01/12)
3,300	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A, 5.125%,	5/12 at 101.00	Aaa	3,596,637
	5/01/18 (Pre-refunded 5/01/12)
2,845	California, General Obligation Bonds, Series 2004, 5.250%, 4/01/34 (Pre-refunded 4/01/14)	4/14 at 100.00	AAA	3,328,195
2,065	Contra Costa County, California, GNMA Mortgage-Backed Securities Program Home Mortgage	No Opt. Call	AAA	2,849,204
	Revenue Bonds, Series 1988, 8.250%, 6/01/21 (Alternative Minimum Tax) (ETM)
1,850	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/13 at 100.00	AAA	2,069,687
	Bonds, Series 2003A-1, 6.250%, 6/01/33 (Pre-refunded 6/01/13)
5,000	Orange County Sanitation District, California, Certificates of Participation, Series 2003,	8/13 at 100.00	AAA	5,704,200
	5.250%, 2/01/27 (Pre-refunded 8/01/13) – FGIC Insured
8,565	Palmdale, California, GNMA Mortgage-Backed Securities Program Single Family Mortgage Revenue	No Opt. Call	AAA	7,511,676
	Bonds, Series 1988A, 0.000%, 3/01/17 (ETM)
3,300	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2002D, 5.375%,	7/12 at 100.00	AAA	3,592,248
	7/01/36 (Pre-refunded 7/01/12)
20,415	San Bernardino County, California, GNMA Mortgage-Backed Securities Program Single Family Home	No Opt. Call	AAA	11,876,222
	Mortgage Revenue Bonds, Series 1988A, 0.000%, 9/01/21 (Alternative Minimum Tax) (ETM)
3,000	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 1999A, 6.500%,	10/10 at 101.00	BBB+ (4)	3,045,540
	10/01/24 (Pre-refunded 10/01/10)
59,065	Total U.S. Guaranteed			53,480,113
	Utilities – 7.3% (7.3% of Total Investments)
2,445	California Statewide Community Development Authority, Certificates of Participation Refunding,	12/10 at 100.00	N/R	2,301,234
	Rio Bravo Fresno Project, Series 1999A, 6.500%, 12/01/18 (5)
1,800	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series	No Opt. Call	A	1,815,084
	2007A, 5.500%, 11/15/37
21,500	Merced Irrigation District, California, Certificates of Participation, Water and Hydroelectric	9/16 at 64.56	A	10,086,295
	Series 2008B, 0.000%, 9/01/23
605	Merced Irrigation District, California, Electric System Revenue Bonds, Series 2005, 5.125%,	9/15 at 100.00	N/R	566,232
	9/01/31 – SYNCORA GTY Insured
3,470	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities	12/10 at 101.00	Baa3	3,501,612
	Financing Authority, Co-Generation Facility Revenue Bonds, Series 2000A, 6.625%, 6/01/26
	(Alternative Minimum Tax)
29,820	Total Utilities			18,270,457
	Water and Sewer – 7.9% (7.9% of Total Investments)
1,480	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project,	6/15 at 100.00	AAA	1,684,506
	Series 2005AD, 5.000%, 12/01/22 – AGM Insured

Nuveen Investments 21

Nuveen California Municipal Value Fund, Inc. (continued)
NCA Portfolio of Investments August 31, 2010 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Water and Sewer (continued)
$ 1,500	Castaic Lake Water Agency, California, Certificates of Participation, Series 2006C, 5.000%,	8/16 at 100.00	AA–	$ 1,526,820
	8/01/36 – NPFG Insured
410	Healdsburg Public Financing Authority, California, Wastewater Revenue Bonds, Series 2006,	4/16 at 100.00	AA–	418,790
	5.000%, 4/01/36 – NPFG Insured
500	Los Angeles County Sanitation Districts Financing Authority, California, Senior Revenue Bonds,	10/13 at 100.00	AAA	552,610
	Capital Projects, Series 2003A, 5.000%, 10/01/23 – AGM Insured
5,000	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series	7/17 at 100.00	AA	5,233,700
	2007A-2, 5.000%, 7/01/44 – AMBAC Insured
	Madera Irrigation District. California, Water Revenue Refunding Bonds, Series 2008:
1,850	5.500%, 1/01/33	1/18 at 100.00	A–	1,944,886
3,000	5.500%, 1/01/38	1/18 at 100.00	A–	3,142,470
1,580	San Diego County Water Authority, California, Water Revenue Refunding Certificates of	5/12 at 101.00	AA+	1,671,134
	Participation, Series 2002A, 5.000%, 5/01/26 – NPFG Insured
3,500	Woodbridge Irrigation District, California, Certificates of Participation, Water Systems	7/13 at 100.00	A+	3,535,700
	Project, Series 2003, 5.625%, 7/01/43
18,820	Total Water and Sewer			19,710,616
$ 285,130	Total Investments (cost $238,180,256) – 100.8%			250,795,237
	Floating Rate Obligations – (1.8)%			(4,490,000)
	Other Assets Less Liabilities – 1.0%			2,441,894
	Net Assets Applicable to Common Shares – 100%			$ 248,747,131

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating.
Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	This debt has been restructured to accommodate capital maintenance at the facility. Major highlights of the debt restructuring include the following: (1) the principal balance outstanding on and after December 1, 2007, shall accrue interest at a rate of 6.500% per annum commencing December 1, 2007; (2) the inter-
est shall accrue but not be payable on June 1, 2008 or December 1, 2008, but shall instead be deferred and paid by the end of calendar year 2011; (3) no principal component shall be pre-payable from the Minimum Sinking Fund Account during calendar years 2008 and 2009 but such pre-payments shall recom-
mence beginning in calendar year 2010 according to a revised schedule. Management believes that the restructuring is in the best interest of Fund shareholders and that it is more-likely-than-not that the borrower will fulfill its obligation. Consequently, the Fund continues to accrue interest on this obligation.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Footnote 1 – General Information
and Significant Accounting Policies, Inverse Floating Rate Securities for more information.
See accompanying notes to financial statements.

22 Nuveen Investments

Nuveen California Municipal Value Fund 2
NCB	Portfolio of Investments
August 31, 2010 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 4.6% (4.7% of Total Investments)
$ 3,500	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed	6/15 at 100.00	BBB	$ 2,489,655
	Bonds, Series 2005A-1, 5.500%, 6/01/45
	Education and Civic Organizations – 9.8% (10.0% of Total Investments)
500	California Educational Facilities Authority, Revenue Bonds, University of Redlands, Series	10/15 at 100.00	A3	518,930
	2005A, 5.000%, 10/01/25
2,510	California Educational Facilities Authority, Revenue Bonds, University of the Pacific, Series	11/19 at 100.00	A2	2,614,316
	2009, 5.500%, 11/01/39
1,965	California State Public Works Board, Lease Revenue Bonds, University of California Department	4/19 at 100.00	A2	2,183,272
	of Education Riverside Campus Project, Series 2009B, 5.750%, 4/01/23
4,975	Total Education and Civic Organizations			5,316,518
	Health Care – 21.9% (22.2% of Total Investments)
1,000	ABAG Finance Authority for Non-Profit Corporations, California, Cal-Mortgage Insured Health	5/19 at 100.00	A–	1,056,790
	Facility Revenue Bonds, Saint Rose Hospital, Series 2009A, 6.000%, 5/15/29
1,900	California Health Facilities Financing Authority, Revenue Bonds, Catholic Healthcare West,	7/19 at 100.00	A	2,098,417
	Series 2009A, 6.000%, 7/01/39
1,000	California Health Facilities Financing Authority, Revenue Bonds, Childrens Hospital of Orange	11/19 at 100.00	A	1,089,940
	County, Series 2009A, 6.500%, 11/01/38
2,000	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanante System,	3/16 at 100.00	A+	2,021,880
	Series 2006, 5.250%, 3/01/45
850	California Municipal Financing Authority, Certificates of Participation, Community Hospitals	2/17 at 100.00	Baa2	854,097
	of Central California, Series 2007, 5.250%, 2/01/27
1,400	California Statewide Communities Development Authority, Revenue Bonds, Adventist Health System	3/18 at 100.00	AAA	1,434,608
	West, Series 2007B, 5.000%, 3/01/37 – AGC Insured
125	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanante	3/16 at 100.00	A+	125,179
	System, Series 2006, 5.000%, 3/01/41
1,500	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Series	8/18 at 100.00	AAA	1,562,265
	2004D, 5.050%, 8/15/38 – AGM Insured
800	Hospital Authority of Delaware County, Indiana, Hospital Revenue Bonds, Cardinal Health	8/16 at 100.00	Baa3	783,480
	System, Series 2006, 5.000%, 8/01/24
850	Illinois Finance Authority, Revenue Bonds, Sherman Health Systems, Series 2007A,	8/17 at 100.00	BBB	824,424
	5.500%, 8/01/37
11,425	Total Health Care			11,851,080
	Housing/Single Family – 10.7% (10.8% of Total Investments)
1,485	California Housing Finance Agency, California, Home Mortgage Revenue Bonds, Series 2008L,	2/18 at 100.00	A	1,508,404
	5.500%, 8/01/38
2,500	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 2006K, 4.625%, 8/01/26	2/16 at 100.00	A	2,213,950
	(Alternative Minimum Tax)
2,000	California State Department of Veteran Affairs, Home Purchase Revenue Bonds, Series 2007B,	12/16 at 100.00	AA	2,031,120
	5.150%, 12/01/27 (Alternative Minimum Tax)
5,985	Total Housing/Single Family			5,753,474
	Industrials – 1.7% (1.7% of Total Investments)
900	California Enterprise Development Authority, Sewer Facilities Revenue, Anheuser-Busch Project,	9/12 at 100.00	BBB+	902,700
	Senior Lien Series 2007, 5.300%, 9/01/47 (Alternative Minimum Tax)

Nuveen Investments 23

Nuveen California Municipal Value Fund 2 (continued)
NCB Portfolio of Investments August 31, 2010 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Materials – 1.1% (1.1% of Total Investments)
$ 585	Courtland Industrial Development Board, Alabama, Solid Waste Revenue Bonds, International	6/15 at 100.00	BBB	$ 583,163
	Paper Company Project, Series 2005A, 5.200%, 6/01/25 (Alternative Minimum Tax)
	Tax Obligation/General – 12.3% (12.5% of Total Investments)
2,000	California, Various Purpose General Obligation Bonds, Series 2007, 5.000%, 6/01/37 –	6/17 at 100.00	A1	2,025,560
	NPFG Insured
2,100	Carlsbad Unified School District, San Diego County, California, General Obligation Bonds,	5/24 at 100.00	AA	1,346,058
	Series 2009B, 0.000%, 5/01/34
1,120	Oakland, California, General Obligation Bonds, Measure DD Series 2009B, 5.250%, 1/15/29	1/19 at 100.00	Aa2	1,199,778
1,895	Pacific Grove Unified School District, California, General Obligation Bonds, Series 2009C,
	5.375%, 8/01/39	8/19 at 100.00	AA	2,083,515
7,115	Total Tax Obligation/General			6,654,911
	Tax Obligation/Limited – 12.8% (12.9% of Total Investments)
500	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series	3/20 at 100.00	A2	539,605
	2010A-1, 6.000%, 3/01/35
1,000	Lancaster Redevelopment Agency, California, Combined Project Areas Housing Programs, Tax	8/19 at 100.00	A	1,142,410
	Allocation Bonds, Series 2009, 6.875%, 8/01/39
1,000	San Francisco City and County, California, Redevelopment Financing Authority, Tax Allocation	8/19 at 100.00	A1	1,100,890
	Revenue Bonds, San Francisco Redevelopment Projects, Series 2009B, 6.625%, 8/01/39
1,500	San Francisco City and County, California, Certificates of Participation, Multiple Capital	4/19 at 100.00	AA–	1,581,495
	Improvement Projects, Series 2009A, 5.250%, 4/01/31
500	Val Verde Unified School District Financing Authority, California, Special Tax Revenue, Junior	10/13 at 102.00	N/R	506,245
	Lien Refunding Series 2003, 6.250%, 10/01/28
2,000	Westlake Village, California, Certificates of Participation, Financing Project, Series 2009,	6/16 at 100.00	AA+	2,031,800
	5.000%, 6/01/39
6,500	Total Tax Obligation/Limited			6,902,445
	Transportation – 2.0% (2.0% of Total Investments)
1,000	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International	5/16 at 100.00	A1	1,083,940
	Airport, Second Series 2002, Issue 32G, 5.000%, 5/01/24 – FGIC Insured
	Utilities – 13.8% (14.0% of Total Investments)
1,000	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series	No Opt. Call	A	1,165,470
	2009C, 6.500%, 11/01/39
2,495	Roseville Natural Gas Financing Authority, California, Gas Revenue Bonds, Series 2007,	No Opt. Call	A	2,655,227
	5.000%, 2/15/17
2,400	Southern California Public Power Authority, Natural Gas Project 1 Revenue Bonds, Series 2007A,	No Opt. Call	A	2,530,176
	5.250%, 11/01/24
1,000	Tuolumne Wind Project Authority, California, Revenue Bonds, Tuolumne Company Project, Series	1/19 at 100.00	A+	1,119,780
	2009A, 5.625%, 1/01/29
6,895	Total Utilities			7,470,653

24 Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Water and Sewer – 8.1% (8.1% of Total Investments)
$ 2,000	Orange County Sanitation District, California, Certificates of Participation, Series 2009,	2/19 at 100.00	AAA	$ 2,652,800
	Trust 3020, 17.095%, 2/01/35 (IF)
1,000	San Diego Public Facilities Financing Authority, California, Sewerage Revenue Bonds, Refunding	5/19 at 100.00	Aa3	1,156,290
	Series 2009B, 5.250%, 5/15/25
500	Western Riverside Water & Wastewater Financing Authority, California, Revenue Bonds, Western	8/19 at 100.00	AAA	541,255
	Municipal Water District, Series 2009, 5.625%, 9/01/39 – AGC Insured
3,500	Total Water and Sewer			4,350,345
$ 52,380	Total Investments (cost $46,523,726) – 98.8%			53,358,884
	Other Assets Less Liabilities – 1.2%			623,364
	Net Assets Applicable to Common Shares – 100%			$ 53,982,248

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating.
Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
N/R	Not rated.
(IF)	Inverse floating rate investment.
See accompanying notes to financial statements.

Nuveen Investments 25

Nuveen California Performance Plus Municipal Fund, Inc.
NCP	Portfolio of Investments
August 31, 2010 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 5.4% (3.7% of Total Investments)
$ 510	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma	6/15 at 100.00	BBB	$ 481,542
	County Tobacco Securitization Corporation, Series 2005, 4.250%, 6/01/21
3,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/17 at 100.00	BBB	2,247,210
	Bonds, Series 2007A-1, 5.750%, 6/01/47
12,135	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/22 at 100.00	BBB	7,613,135
	Bonds, Series 2007A-2, 0.000%, 6/01/37
15,645	Total Consumer Staples			10,341,887
	Education and Civic Organizations – 11.4% (8.0% of Total Investments)
160	California Educational Facilities Authority, Revenue Bonds, University of Redlands, Series	10/15 at 100.00	A3	160,670
	2005A, 5.000%, 10/01/35
	California Educational Facilities Authority, Revenue Bonds, University of the Pacific, Series 2006:
110	5.000%, 11/01/21	11/15 at 100.00	A2	118,605
150	5.000%, 11/01/25	11/15 at 100.00	A2	157,790
4,730	California Infrastructure Economic Development Bank, Revenue Bonds, J. David Gladstone	10/11 at 101.00	A–	4,880,225
	Institutes, Series 2001, 5.500%, 10/01/21
2,645	California State Public Works Board, Lease Revenue Bonds, University of California Regents,	3/18 at 100.00	Aa2	2,791,480
	Tender Option Bond Trust 1065, 9.041%, 3/01/33 (IF)
4,730	California State University, Systemwide Revenue Bonds, Series 2002A, 5.000%, 11/01/19 –	11/12 at 100.00	Aa2	5,086,500
	AMBAC Insured
3,000	Long Beach Bond Financing Authority, California, Lease Revenue Refunding Bonds, Long Beach	11/11 at 101.00	BBB	3,001,320
	Aquarium of the South Pacific, Series 2001, 5.000%, 11/01/26 – AMBAC Insured
4,000	San Diego County, California, Certificates of Participation, Burnham Institute, Series 2006,	9/15 at 102.00	Baa3	3,646,000
	5.000%, 9/01/34
2,000	University of California, General Revenue Bonds, Multi-Purpose Projects, Series 2003A, 5.125%,	5/13 at 100.00	Aa1	2,217,261
	5/15/17 – AMBAC Insured (UB)
21,525	Total Education and Civic Organizations			22,059,851
	Health Care – 18.5% (12.9% of Total Investments)
7,885	California Health Facilities Financing Authority, Revenue Bonds, Childrens Hospital Los	7/20 at 100.00	AAA	8,144,417
	Angeles, Series 2010A, 5.250%, 7/01/38 – AGC Insured
375	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanante System,	4/16 at 100.00	A+	376,616
	Series 2006, 5.000%, 4/01/37
6,385	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007A,	11/16 at 100.00	Aa3	6,470,814
	5.250%, 11/15/46 (UB)
1,650	California Municipal Financing Authority, Certificates of Participation, Community Hospitals	2/17 at 100.00	Baa2	1,537,206
	of Central California, Series 2007, 5.250%, 2/01/46
	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity
	Health System, Series 2005A:
4,000	5.250%, 7/01/24	7/15 at 100.00	BBB	3,980,280
1,000	5.250%, 7/01/30	7/15 at 100.00	BBB	922,320
1,175	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanante System,	3/16 at 100.00	A+	1,176,680
	Series 2006, 5.000%, 3/01/41
1,755	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System,	8/16 at 100.00	A+	1,798,822
	Series 2001C, 5.250%, 8/01/31
1,355	California Statewide Community Development Authority, Revenue Bonds, Sherman Oaks Health	No Opt. Call	A1	1,420,745
	System, Series 1998A, 5.000%, 8/01/22 – AMBAC Insured
4,045	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Series	11/15 at 100.00	Aa3	4,051,877
	2005A, 5.000%, 11/15/43 (UB)
895	California Statewide Communities Development Authority, Revenue Bonds, Saint Joseph Health	7/18 at 100.00	AAA	1,041,100
	System, Trust 2554, 18.104%, 7/01/47 – AGM Insured (IF)
1,000	Loma Linda, California, Hospital Revenue Bonds, Loma Linda University Medical Center, Series	12/15 at 100.00	BBB	967,000
	2005A, 5.000%, 12/01/23

26 Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$ 1,750	Loma Linda, California, Hospital Revenue Bonds, Loma Linda University Medical Center, Series	12/17 at 100.00	BBB	$ 2,006,165
	2008A, 8.250%, 12/01/38
1,600	The Regents of the University of California, Medical Center Pooled Revenue Bonds, Series	5/17 at 101.00	Aa2	1,658,352
	2009E, 5.000%, 5/15/38
34,870	Total Health Care			35,552,394
	Housing/Multifamily – 2.8% (2.0% of Total Investments)
1,500	California Statewide Community Development Authority, Student Housing Revenue Bonds, EAH –	8/12 at 100.00	Baa1	1,517,850
	Irvine East Campus Apartments, LLC Project, Series 2002A, 5.500%, 8/01/22 – ACA Insured
3,915	Los Angeles, California, GNMA Collateralized Multifamily Housing Revenue Bonds, Ridgecroft	9/10 at 100.00	AAA	3,919,032
	Apartments, Series 1997E, 6.250%, 9/20/39 (Alternative Minimum Tax)
5,415	Total Housing/Multifamily			5,436,882
	Housing/Single Family – 1.2% (0.9% of Total Investments)
300	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 2006H,	2/16 at 100.00	A	307,176
	5.750%, 8/01/30 – FGIC Insured (Alternative Minimum Tax)
2,070	California State Department of Veteran Affairs, Home Purchase Revenue Bonds, Series 2007B,	12/16 at 100.00	AA	2,073,664
	5.200%, 12/01/32 (Alternative Minimum Tax)
2,370	Total Housing/Single Family			2,380,840
	Industrials – 0.7% (0.5% of Total Investments)
1,250	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste	1/16 at 102.00	BBB	1,278,400
	Management Inc., Series 2002A, 5.000%, 1/01/22 (Alternative Minimum Tax)
	Long-Term Care – 3.9% (2.7% of Total Investments)
3,000	ABAG Finance Authority for Non-Profit Corporations, California, Cal-Mortgage Insured Revenue	5/20 at 100.00	A–	3,098,250
	Bonds, Channing House, Series 2010, 6.125%, 5/15/40
4,500	California Statewide Communities Development Authority, Revenue Bonds, Inland Regional Center	12/17 at 100.00	Baa1	4,385,070
	Project, Series 2007, 5.250%, 12/01/27
7,500	Total Long-Term Care			7,483,320
	Tax Obligation/General – 16.8% (11.8% of Total Investments)
500	California, General Obligation Bonds, Series 2004, 5.000%, 2/01/23	2/14 at 100.00	A1	538,895
5,750	California, General Obligation Bonds, Various Purpose Series 2009, 6.000%, 11/01/39	11/19 at 100.00	A1	6,448,970
3,550	Centinela Valley Union High School District, Los Angeles County, California, General	No Opt. Call	A	3,961,197
	Obligation Bonds, Series 2002A, 5.250%, 2/01/26 – NPFG Insured
1,400	Los Rios Community College District, Sacramento, El Dorado and Yolo Counties, California,	8/14 at 102.00	AAA	1,603,182
	General Obligation Bonds, Series 2006C, 5.000%, 8/01/24 – AGM Insured (UB)
3,200	Murrieta Valley Unified School District, Riverside County, California, General Obligation	9/17 at 100.00	AAA	3,252,864
	Bonds, Series 2007, 4.500%, 9/01/30 – AGM Insured
4,765	North Orange County Community College District, California, General Obligation Bonds, Series	No Opt. Call	Aa1	2,029,366
	2003B, 0.000%, 8/01/27 – FGIC Insured
2,575	Oxnard School District, Ventura County, California, General Obligation Refunding Bonds, Series	2/22 at 103.00	A+	2,871,769
	2001A, 5.750%, 8/01/30 – NPFG Insured
	Riverside Community College District, California, General Obligation Bonds, Series 2004A:
15	5.250%, 8/01/25 – NPFG Insured	8/14 at 100.00	Aa2	16,991
20	5.250%, 8/01/26 – NPFG Insured	8/14 at 100.00	Aa2	21,889
325	Roseville Joint Union High School District, Placer County, California, General Obligation	8/15 at 100.00	AA–	343,899
	Bonds, Series 2006B, 5.000%, 8/01/27 – FGIC Insured
4,000	San Diego Unified School District, San Diego County, California, General Obligation Bonds,	7/13 at 101.00	AAA	4,519,200
	Series 2003E, 5.250%, 7/01/22 – AGM Insured
1,850	San Juan Capistano, California, General Obligation Bonds, Open Space Program, Tender Option	No Opt. Call	AAA	2,408,774
	Bond Trust 3646, 17.470%, 8/01/17 (IF)
2,200	Santa Maria Joint Union High School District, Santa Barbara and San Luis Obispo Counties,	No Opt. Call	Aa3	2,863,256
	California, General Obligation Bonds, Series 2003B, 5.625%, 8/01/24 – AGM Insured
1,440	Southwestern Community College District, San Diego County, California, General Obligation	8/15 at 102.00	AA–	1,573,574
	Bonds, Series 2005, 5.000%, 8/01/24 – NPFG Insured
31,590	Total Tax Obligation/General			32,453,826

Nuveen Investments 27

Nuveen California Performance Plus Municipal Fund, Inc. (continued)
NCP Portfolio of Investments August 31, 2010 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited – 34.5% (24.1% of Total Investments)
$ 5,045	California State Public Works Board, Lease Revenue Bonds, Department of Corrections, Series	3/12 at 100.00	A2	$ 5,123,198
	2002A, 5.250%, 3/01/22 – AMBAC Insured
1,575	California State Public Works Board, Lease Revenue Bonds, Department of General Services,	12/13 at 100.00	A2	1,651,277
	Series 2003D, 5.500%, 6/01/20
3,010	California State Public Works Board, Lease Revenue Bonds, Department of Mental Health,	6/14 at 100.00	A2	3,198,336
	Coalinga State Hospital, Series 2004A, 5.500%, 6/01/19
1,000	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series	10/19 at 100.00	A2	1,064,310
	2009G-1, 5.750%, 10/01/30
1,295	California, Economic Recovery Revenue Bonds, Series 2004A, 5.000%, 7/01/15	7/14 at 100.00	Aa3	1,477,504
400	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community	9/15 at 100.00	A	406,272
	Facilities District, Series 2005, 5.000%, 9/01/24 – FGIC Insured
1,210	Chino Redevelopment Agency, California, Merged Chino Redevelopment Project Area Tax Allocation	9/16 at 101.00	A–	1,129,801
	Bonds, Series 2006, 5.000%, 9/01/38 – AMBAC Insured
2,000	Coachella Valley Unified School District, Riverside County, California, Certificates of	9/16 at 100.00	N/R	1,915,980
	Participation, Series 2007, 5.000%, 9/01/31 – AMBAC Insured
2,500	Corona Public Financing Authority, California, Superior Lien Revenue Bonds, Series 1999A,	9/10 at 101.00	AAA	2,571,200
	5.000%, 9/01/20 – AGM Insured
1,045	Hawthorne Community Redevelopment Agency, California, Project Area 2 Tax Allocation Bonds,	9/16 at 100.00	A–	1,016,837
	Series 2006, 5.250%, 9/01/36 – SYNCORA GTY Insured
1,750	Hesperia Community Redevelopment Agency, California, Tax Allocation Bonds, Series 2005A,	9/15 at 100.00	BBB–	1,660,558
	5.000%, 9/01/25 – SYNCORA GTY Insured
	Irvine, California, Unified School District, Community Facilities District Special Tax Bonds,
	Series 2006A:
185	5.000%, 9/01/26	9/16 at 100.00	N/R	180,621
425	5.125%, 9/01/36	9/16 at 100.00	N/R	387,256
730	Los Angeles Community Redevelopment Agency, California, Lease Revenue Bonds, Manchester	9/15 at 100.00	A1	683,346
	Social Services Project, Series 2005, 5.000%, 9/01/37 – AMBAC Insured
10,000	Los Angeles County Public Works Financing Authority, California, Lease Revenue Bonds, Series	9/16 at 100.00	A	10,173,600
	2006B, 5.000%, 9/01/31 – FGIC Insured
4,000	Los Angeles, California, Municipal Improvement Corporation, Lease Revenue Bonds, Police	1/17 at 100.00	A+	4,007,360
	Headquarters, Series 2006A, 4.750%, 1/01/31 – FGIC Insured
1,395	Moreno Valley Unified School District, Riverside County, California, Certificates of	3/14 at 100.00	AAA	1,473,357
	Participation, Series 2005, 5.000%, 3/01/22 – AGM Insured
3,500	Murrieta Redevelopment Agency, California, Tax Allocation Bonds, Series 2007A, 5.000%, 8/01/37 –	8/17 at 100.00	A	3,207,365
	NPFG Insured
1,000	Norco Redevelopment Agency, California, Tax Allocation Bonds, Project Area 1, Refunding Series	3/14 at 100.00	N/R	886,710
	2004, 5.000%, 3/01/32 – RAAI Insured
1,500	Norco Redevelopment Agency, California, Tax Allocation Refunding Bonds, Project Area 1,	3/20 at 100.00	A	1,543,980
	Refunding Series 2010, 5.875%, 3/01/32
1,000	Paramount Redevelopment Agency, California, Tax Allocation Bonds, Redevelopment Project	8/13 at 100.00	A	1,018,470
	Area 1, Series 2003, 5.000%, 8/01/23 – NPFG Insured
350	Rialto Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series	9/15 at 100.00	A–	329,319
	2005A, 5.000%, 9/01/35 – SYNCORA GTY Insured
1,500	Riverside County Public Financing Authority, California, Tax Allocation Bonds, Multiple	10/15 at 100.00	BBB	1,288,740
	Projects, Series 2005A, 5.000%, 10/01/37 – SYNCORA GTY Insured
1,445	Riverside County Redevelopment Agency, California, Tax Allocation Housing Bonds, Series 2010A,	10/20 at 100.00	A2	1,504,245
	6.000%, 10/01/39
	Rohnert Park Community Development Commission, California, Redevelopment Project Tax
	Allocation Bonds, Series 2007R:
290	5.000%, 8/01/37 – FGIC Insured	8/17 at 100.00	N/R	318,246
710	5.000%, 8/01/37 – FGIC Insured	8/17 at 100.00	A	664,659
435	Roseville, California, Certificates of Participation, Public Facilities, Series 2003A, 5.000%,	8/13 at 100.00	AA–	442,352
	8/01/25 – AMBAC Insured
1,000	Sacramento City Financing Authority, California, Lease Revenue Refunding Bonds, Series 1993A,	No Opt. Call	A1	1,108,890
	5.400%, 11/01/20 – NPFG Insured
5,000	San Marcos Public Facilities Authority, California, Tax Allocation Bonds, Project Areas 2 and 3,	8/15 at 100.00	A–	4,704,800
	Series 2005C, 5.000%, 8/01/35 – AMBAC Insured

28 Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$ 750	San Mateo Union High School District, San Mateo County, California, Certificates of	12/17 at 100.00	AA–	$ 737,273
	Participation, Phase 1, Series 2007A, 5.000%, 12/15/30 – AMBAC Insured
	Santa Clara Redevelopment Agency, California, Tax Allocation Bonds, Bayshore North Project,
	Series 2003:
2,695	5.000%, 6/01/20 – NPFG Insured	6/13 at 100.00	A	2,779,461
1,500	5.000%, 6/01/21 – NPFG Insured	6/13 at 100.00	A	1,541,355
	Sweetwater Union High School District, San Diego County, California, Certificates of
	Participation, Series 2002:
2,000	5.000%, 9/01/23 – AGM Insured	9/12 at 102.00	AAA	2,081,040
4,015	5.000%, 9/01/24 – AGM Insured	9/12 at 102.00	AAA	4,169,578
66,255	Total Tax Obligation/Limited			66,447,296
	Transportation – 11.1% (7.7% of Total Investments)
1,430	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series	4/16 at 100.00	AA	1,511,653
	2006F, 5.000%, 4/01/31 (UB)
1,935	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series	4/18 at 100.00	AA	2,516,796
	2008, Trust 3211, 13.243%, 10/01/32 (IF)
750	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Tender	4/19 at 100.00	AA	1,010,550
	Option Bond Trust 2985, 17.709%, 4/01/39 (IF)
6,500	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding	1/14 at 101.00	BBB–	6,614,595
	Bonds, Series 1999, 5.875%, 1/15/29
8,485	Port of Oakland, California, Revenue Bonds, Series 2000K, 5.750%, 11/01/29 – FGIC Insured	11/10 at 100.00	A	8,488,649
1,200	San Francisco Airports Commission, California, Revenue Refunding Bonds, San Francisco	5/11 at 100.00	A1	1,217,328
	International Airport, Second Series 2001, Issue 27B, 5.000%, 5/01/23 – FGIC Insured
20,300	Total Transportation			21,359,571
	U.S. Guaranteed – 11.4% (7.9% of Total Investments) (4)
5,360	California Infrastructure Economic Development Bank, First Lien Revenue Bonds, San Francisco	No Opt. Call	AAA	6,692,710
	Bay Area Toll Bridge, Series 2003A, 5.000%, 7/01/23 – AGM Insured (ETM)
900	California, Economic Recovery Revenue Bonds, Series 2004A, 5.000%, 7/01/15	7/14 at 100.00	AAA	1,048,905
	(Pre-refunded 7/01/14)
4,000	Contra Costa County, California, GNMA Mortgage-Backed Securities Program Home Mortgage	No Opt. Call	AAA	5,519,040
	Revenue Bonds, Series 1988, 8.250%, 6/01/21 (Alternative Minimum Tax) (ETM)
3,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/13 at 100.00	AAA	3,503,160
	Bonds, Series 2003A-1, 6.750%, 6/01/39 (Pre-refunded 6/01/13)
4,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2002D, 5.375%,	7/12 at 100.00	AAA	4,354,240
	7/01/36 (Pre-refunded 7/01/12)
800	San Francisco Airports Commission, California, Revenue Refunding Bonds, San Francisco	5/11 at 100.00	A1 (4)	824,864
	International Airport, Second Series 2001, Issue 27B, 5.000%, 5/01/23 (Pre-refunded 5/01/11) –
	FGIC Insured
18,060	Total U.S. Guaranteed			21,942,919
	Utilities – 11.1% (7.7% of Total Investments)
4,210	California Statewide Community Development Authority, Certificates of Participation Refunding,	12/10 at 100.00	N/R	3,962,452
	Rio Bravo Fresno Project, Series 1999A, 6.500%, 12/01/18 (5)
2,140	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series	No Opt. Call	A	2,157,933
	2007A, 5.500%, 11/15/37
725	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series	7/13 at 100.00	AA–	804,511
	2003A-2, 5.000%, 7/01/21 – NPFG Insured
500	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series	7/15 at 100.00	AAA	529,980
	2005A-1, 5.000%, 7/01/31 – AGM Insured (UB)
715	Merced Irrigation District, California, Electric System Revenue Bonds, Series 2005, 5.125%,	9/15 at 100.00	N/R	669,183
	9/01/31 – SYNCORA GTY Insured
10,450	Orange County Public Financing Authority, California, Waste Management System Revenue	No Opt. Call	A1	11,579,332
	Refunding Bonds, Series 1997, 5.250%, 12/01/13 – AMBAC Insured (Alternative Minimum Tax)
1,000	Sacramento Municipal Utility District, California, Electric Revenue Bonds, Series 2004T,	No Opt. Call	A+	1,105,710
	5.250%, 5/15/23 – FGIC Insured

Nuveen Investments 29

Nuveen California Performance Plus Municipal Fund, Inc. (continued)
NCP Portfolio of Investments August 31, 2010 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Utilities (continued)
$ 500	Sacramento Municipal Utility District, California, Electric Revenue Refunding Bonds, Series	8/12 at 100.00	AAA	$ 534,744
	2002Q, 5.250%, 8/15/22 – AGM Insured
20,240	Total Utilities			21,343,845
	Water and Sewer – 14.4% (10.1% of Total Investments)
1,000	California Statewide Community Development Authority, Water and Wastewater Revenue Bonds,	10/13 at 100.00	AAA	1,052,250
	Pooled Financing Program, Series 2003A, 5.250%, 10/01/23 – AGM Insured
2,500	Central Basin Municipal Water District, California, Certificates of Participation, Tender	2/20 at 100.00	AAA	2,969,900
	Option Bond Trust 3152, 17.380%, 8/01/33 – AGM Insured (IF)
2,500	El Centro Financing Authority, California, Water Revenue Bonds, Series 2006A, 4.750%, 10/01/31 –	10/16 at 100.00	AAA	2,524,225
	AGM Insured
4,770	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2004C,	7/14 at 100.00	AA	5,428,069
	5.250%, 7/01/20 – NPFG Insured
2,500	Pajaro Valley Water Management Agency, California, Revenue Certificates of Participation,	9/10 at 100.00	BBB	2,233,250
	Series 1999A, 5.750%, 3/01/29 – AMBAC Insured
5,985	Sacramento County Sanitation District Financing Authority, California, Revenue Bonds, Series	12/10 at 101.00	AA	6,113,019
	2000A, 5.250%, 12/01/12
4,585	Santa Maria, California, Subordinate Water and Wastewater Revenue Certificates of	8/12 at 101.00	N/R	4,718,194
	Participation, Series 1997A, 5.550%, 8/01/27 – AMBAC Insured
1,700	South Gate Utility Authority, California, Subordinate Revenue Bonds, Water and Sewer System	10/11 at 102.00	A	1,751,272
	Projects, Series 2001, 5.000%, 10/01/22 – FGIC Insured
945	Woodbridge Irrigation District, California, Certificates of Participation, Water Systems	7/13 at 100.00	A+	954,638
	Project, Series 2003, 5.625%, 7/01/43
26,485	Total Water and Sewer			27,744,817
$ 271,505	Total Investments (cost $266,967,530) – 143.2%			275,825,848
	Floating Rate Obligations – (5.3)%			(10,135,000)
	Other Assets Less Liabilities – 3.8%			7,215,894
	Auction Rate Preferred Shares, at Liquidation Value – (41.7)% (6)			(80,350,000)
	Net Assets Applicable to Common Shares – 100%			$ 192,556,742

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating.
Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	This debt has been restructured to accommodate capital maintenance at the facility. Major highlights of the debt restructuring include the following: (1) the principal balance outstanding on and after December 1, 2007, shall accrue interest at a rate of 6.500% per annum commencing December 1, 2007; (2) the interest shall accrue but not be payable on June 1, 2008 or December 1, 2008, but shall instead be deferred and paid by the end of calendar year 2011;
(3) no principal component shall be pre-payable from the Minimum Sinking Fund Account during calendar years 2008 and 2009 but such pre-payments shall recommence beginning in calendar year 2010 according to a revised schedule. Management believes that the restructuring is in the best interest of
Fund shareholders and that it is more-likely-than-not that the borrower will fulfill its obligation. Consequently, the Fund continues to accrue interest on this obligation.
(6)	Auction Rate Preferred Shares, at Liquidation Value as a percentage of Total Investments is 29.1%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Footnote 1 – General Information
and Significant Accounting Policies, Inverse Floating Rate Securities for more information.
See accompanying notes to financial statements.

30 Nuveen Investments

Nuveen California Municipal Market Opportunity Fund, Inc.
NCO	Portfolio of Investments
August 31, 2010 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 5.6% (4.0% of Total Investments)
$ 330	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma	6/15 at 100.00	BBB	$ 311,586
	County Tobacco Securitization Corporation, Series 2005, 4.250%, 6/01/21
2,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/17 at 100.00	BBB	1,498,140
	Bonds, Series 2007A-1, 5.750%, 6/01/47
8,090	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/22 at 100.00	BBB	5,075,422
	Bonds, Series 2007A-2, 0.000%, 6/01/37
10,420	Total Consumer Staples			6,885,148
	Education and Civic Organizations – 5.7% (4.0% of Total Investments)
100	California Educational Facilities Authority, Revenue Bonds, University of Redlands, Series	10/15 at 100.00	A3	100,418
	2005A, 5.000%, 10/01/35
	California Educational Facilities Authority, Revenue Bonds, University of the Pacific, Series 2006:
70	5.000%, 11/01/21	11/15 at 100.00	A2	75,476
95	5.000%, 11/01/25	11/15 at 100.00	A2	99,933
1,000	California Infrastructure Economic Development Bond Bank, Revenue Bonds, Scripps Research	7/15 at 100.00	Aa3	1,079,270
	Institute, Series 2005A, 5.000%, 7/01/24
1,680	California State Public Works Board, Lease Revenue Bonds, University of California Regents,	3/18 at 100.00	Aa2	1,773,038
	Tender Option Bond Trust 1065, 9.041%, 3/01/33 (IF)
2,000	Long Beach Bond Financing Authority, California, Lease Revenue Refunding Bonds, Long Beach	11/11 at 101.00	BBB	1,971,720
	Aquarium of the South Pacific, Series 2001, 5.250%, 11/01/30 – AMBAC Insured
2,000	San Diego County, California, Certificates of Participation, Burnham Institute, Series 2006,	9/15 at 102.00	Baa3	1,823,000
	5.000%, 9/01/34
6,945	Total Education and Civic Organizations			6,922,855
	Health Care – 24.7% (17.4% of Total Investments)
5,260	California Health Facilities Financing Authority, Revenue Bonds, Childrens Hospital Los	7/20 at 100.00	AAA	5,433,054
	Angeles, Series 2010A, 5.250%, 7/01/38 – AGC Insured
240	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanante System,	4/16 at 100.00	A+	241,034
	Series 2006, 5.000%, 4/01/37
5,305	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007A,	11/16 at 100.00	Aa3	5,376,299
	5.250%, 11/15/46 (UB)
3,200	California Infrastructure Economic Development Bank, Revenue Bonds, Kaiser Hospital Assistance	8/11 at 102.00	A+	3,273,184
	LLC, Series 2001A, 5.550%, 8/01/31
1,060	California Municipal Financing Authority, Certificates of Participation, Community Hospitals	2/17 at 100.00	Baa2	987,538
	of Central California, Series 2007, 5.250%, 2/01/46
1,000	California Statewide Community Development Authority, Insured Health Facility Revenue Bonds,	10/17 at 100.00	A–	978,180
	Henry Mayo Newhall Memorial Hospital, Series 2007A, 5.000%, 10/01/37
	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity
	Health System, Series 2005A:
1,500	5.250%, 7/01/24	7/15 at 100.00	BBB	1,492,605
1,000	5.250%, 7/01/30	7/15 at 100.00	BBB	922,320
755	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanante System,	3/16 at 100.00	A+	756,080
	Series 2006, 5.000%, 3/01/41
135	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System,	8/16 at 100.00	A+	138,371
	Series 2001C, 5.250%, 8/01/31
675	California Statewide Community Development Authority, Revenue Bonds, Sherman Oaks Health	No Opt. Call	A1	707,751
	System, Series 1998A, 5.000%, 8/01/22 – AMBAC Insured
2,585	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Series	11/15 at 100.00	Aa3	2,589,395
	2005A, 5.000%, 11/15/43
569	California Statewide Communities Development Authority, Revenue Bonds, Saint Joseph Health	7/18 at 100.00	AAA	661,884
	System, Trust 2554, 18.104%, 7/01/47 – AGM Insured (IF)

Nuveen Investments 31

Nuveen California Municipal Market Opportunity Fund, Inc. (continued)
NCO Portfolio of Investments August 31, 2010 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$ 1,000	Loma Linda, California, Hospital Revenue Bonds, Loma Linda University Medical Center, Series	12/15 at 100.00	BBB	$ 967,000
	2005A, 5.000%, 12/01/23
1,150	Loma Linda, California, Hospital Revenue Bonds, Loma Linda University Medical Center, Series	12/17 at 100.00	BBB	1,318,337
	2008A, 8.250%, 12/01/38
2,205	Madera County, California, Certificates of Participation, Children’s Hospital Central	3/20 at 100.00	A–	2,243,632
	California, Series 2010, 5.375%, 3/15/36
1,000	Rancho Mirage Joint Powers Financing Authority, California, Revenue Bonds, Eisenhower Medical	7/17 at 100.00	Baa1	938,560
	Center, Series 2007A, 5.000%, 7/01/38
1,000	The Regents of the University of California, Medical Center Pooled Revenue Bonds, Series	5/17 at 101.00	Aa2	1,036,470
	2009E, 5.000%, 5/15/38
29,639	Total Health Care			30,061,694
	Housing/Single Family – 3.0% (2.1% of Total Investments)
195	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 2006H,	2/16 at 100.00	A	199,664
	5.750%, 8/01/30 – FGIC Insured (Alternative Minimum Tax)
	California State Department of Veteran Affairs, Home Purchase Revenue Bonds, Series 2007B:
1,420	5.150%, 12/01/27 (Alternative Minimum Tax)	12/16 at 100.00	AA	1,442,094
2,000	5.200%, 12/01/32 (Alternative Minimum Tax)	12/16 at 100.00	AA	2,003,540
3,615	Total Housing/Single Family			3,645,298
	Industrials – 0.6% (0.5% of Total Investments)
750	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste	1/16 at 102.00	BBB	767,040
	Management Inc., Series 2002A, 5.000%, 1/01/22 (Alternative Minimum Tax)
	Long-Term Care – 5.7% (4.0% of Total Investments)
4,000	ABAG Finance Authority for Non-Profit Corporations, California, Cal-Mortgage Insured Revenue	5/20 at 100.00	A–	4,131,000
	Bonds, Channing House, Series 2010, 6.125%, 5/15/40
2,900	California Statewide Communities Development Authority, Revenue Bonds, Inland Regional Center	12/17 at 100.00	Baa1	2,825,933
	Project, Series 2007, 5.250%, 12/01/27
6,900	Total Long-Term Care			6,956,933
	Tax Obligation/General – 18.0% (12.7% of Total Investments)
4,125	Alameda Unified School District, Alameda County, California, General Obligation Bonds, Series	No Opt. Call	AAA	1,940,483
	2004A, 0.000%, 8/01/25 – AGM Insured
2,000	California, General Obligation Bonds, Various Purpose Series 2009, 6.000%, 11/01/39	11/19 at 100.00	A1	2,243,120
1,350	Coachella Valley Unified School District, Riverside County, California, General Obligation	8/15 at 100.00	A1	1,384,209
	Bonds, Series 2005A, 5.000%, 8/01/30 – FGIC Insured
2,150	Los Rios Community College District, Sacramento, El Dorado and Yolo Counties, California,	8/14 at 102.00	AAA	2,462,030
	General Obligation Bonds, Series 2006C, 5.000%, 8/01/24 – AGM Insured (UB)
4,100	Monrovia Unified School District, Los Angeles County, California, General Obligation Bonds,	No Opt. Call	Aa3	1,637,458
	Series 2001B, 0.000%, 8/01/27 – FGIC Insured
2,500	Oakland Unified School District, Alameda County, California, General Obligation Bonds, Series	8/12 at 100.00	A1	2,621,550
	2002, 5.250%, 8/01/21 – FGIC Insured
1,000	Pomona Unified School District, Los Angeles County, California, General Obligation Refunding	8/11 at 103.00	A	1,079,610
	Bonds, Series 1997A, 6.150%, 8/01/15 – NPFG Insured
25	Riverside Community College District, California, General Obligation Bonds, Series 2004A,	8/14 at 100.00	Aa2	28,318
	5.250%, 8/01/24 – NPFG Insured
210	Roseville Joint Union High School District, Placer County, California, General Obligation	8/15 at 100.00	AA–	222,212
	Bonds, Series 2006B, 5.000%, 8/01/27 – FGIC Insured
4,970	San Rafael City High School District, Marin County, California, General Obligation Bonds,	No Opt. Call	AA	2,071,745
	Series 2004B, 0.000%, 8/01/27 – FGIC Insured
4,175	Southwestern Community College District, San Diego County, California, General Obligation	No Opt. Call	Aa2	1,964,004
	Bonds, Series 2004, 0.000%, 8/01/25 – FGIC Insured

32 Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$ 9,850	Sylvan Union School District, Stanislaus County, California, General Obligation Bonds,	No Opt. Call	AAA	$ 2,689,346
	Election of 2006, Series 2010, 0.000%, 8/01/49 – AGM Insured
5,750	Yosemite Community College District, California, General Obligation Bonds, Capital	No Opt. Call	AA–	1,557,387
	Appreciation, Election 2004, Series 2010D, 0.000%, 8/01/42
42,205	Total Tax Obligation/General			21,901,472
	Tax Obligation/Limited – 24.3% (17.2% of Total Investments)
2,000	California State Public Works Board, Lease Revenue Bonds, Department of Mental Health,	6/14 at 100.00	A2	2,125,140
	Coalinga State Hospital, Series 2004A, 5.500%, 6/01/19
260	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community	9/15 at 100.00	A	264,077
	Facilities District, Series 2005, 5.000%, 9/01/24 – FGIC Insured
770	Chino Redevelopment Agency, California, Merged Chino Redevelopment Project Area Tax Allocation	9/16 at 101.00	A–	718,964
	Bonds, Series 2006, 5.000%, 9/01/38 – AMBAC Insured
1,035	Hawthorne Community Redevelopment Agency, California, Project Area 2 Tax Allocation Bonds,	9/16 at 100.00	A–	1,007,107
	Series 2006, 5.250%, 9/01/36 – SYNCORA GTY Insured
	Irvine, California, Unified School District, Community Facilities District Special Tax Bonds,
	Series 2006A:
120	5.000%, 9/01/26	9/16 at 100.00	N/R	117,160
275	5.125%, 9/01/36	9/16 at 100.00	N/R	250,577
470	Los Angeles Community Redevelopment Agency, California, Lease Revenue Bonds, Manchester Social	9/15 at 100.00	A1	439,962
	Services Project, Series 2005, 5.000%, 9/01/37 – AMBAC Insured
	Modesto Schools Infrastructure Financing Agency, Stanislaus County, California, Special Tax
	Revenue Bonds, Series 2004:
1,375	5.250%, 9/01/25 – AMBAC Insured	9/14 at 100.00	N/R	1,368,648
1,500	5.250%, 9/01/26 – AMBAC Insured	9/14 at 100.00	N/R	1,475,310
10,900	Ontario Redevelopment Financing Authority, San Bernardino County, California, Revenue	No Opt. Call	A	13,214,833
	Refunding Bonds, Redevelopment Project 1, Series 1995, 7.400%, 8/01/25 – NPFG Insured
1,000	Ontario, California, Special Tax Bonds, Community Facilities District 5, Freeway Interchange	9/10 at 100.00	N/R	1,011,200
	Project, Series 1997, 6.375%, 9/01/17
1,065	Panama-Buena Vista Union School District, California, Certificates of Participation, School	9/16 at 100.00	A1	1,151,680
	Construction Project, Series 2006, 5.000%, 9/01/22 – NPFG Insured
225	Rialto Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series	9/15 at 100.00	A–	211,705
	2005A, 5.000%, 9/01/35 – SYNCORA GTY Insured
1,440	Riverside County Redevelopment Agency, California, Tax Allocation Housing Bonds, Series 2010A,	10/20 at 100.00	A2	1,499,040
	6.000%, 10/01/39
280	Roseville, California, Certificates of Participation, Public Facilities, Series 2003A, 5.000%,	8/13 at 100.00	AA–	284,732
	8/01/25 – AMBAC Insured
2,500	Sacramento City Financing Authority, California, Lease Revenue Refunding Bonds, Series 1993A,	No Opt. Call	A1	2,772,225
	5.400%, 11/01/20 – AMBAC Insured
1,200	San Jose Financing Authority, California, Lease Revenue Refunding Bonds, Convention Center	9/11 at 100.00	AA+	1,248,780
	Project, Series 2001F, 5.000%, 9/01/20 – NPFG Insured
485	San Mateo Union High School District, San Mateo County, California, Certificates of	12/17 at 100.00	AA–	476,770
	Participation, Phase 1, Series 2007A, 5.000%, 12/15/30 – AMBAC Insured
26,900	Total Tax Obligation/Limited			29,637,910
	Transportation – 11.1% (7.8% of Total Investments)
1,355	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series	4/18 at 100.00	AA	1,762,408
	2008, Trust 3211, 13.243%, 10/01/32 (IF)
4,000	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding	1/14 at 101.00	BBB–	4,070,520
	Bonds, Series 1999, 5.875%, 1/15/29
5,210	Port of Oakland, California, Revenue Bonds, Series 2000K, 5.750%, 11/01/29 – FGIC Insured	7/10 at 100.00	A	5,212,240
2,465	San Francisco Airports Commission, California, Special Facilities Lease Revenue Bonds, San	1/11 at 100.00	AAA	2,468,550
	Francisco International Airport, SFO Fuel Company LLC, Series 2000A, 6.125%, 1/01/27 –
	AGM Insured (Alternative Minimum Tax)
13,030	Total Transportation			13,513,718

Nuveen Investments 33

Nuveen California Municipal Market Opportunity Fund, Inc. (continued)
NCO Portfolio of Investments August 31, 2010 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed – 14.8% (10.5% of Total Investments) (4)
$ 3,000	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A, 5.125%,	5/12 at 101.00	Aaa	$ 3,269,670
	5/01/18 (Pre-refunded 5/01/12)
25	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project,	12/11 at 100.00	AAA	26,654
	Series 2001W, 5.500%, 12/01/15 (Pre-refunded 12/01/11)
10	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project,	No Opt. Call	AAA	12,619
	Series 2002X, 5.500%, 12/01/17 – FGIC Insured (ETM)
2,100	California, General Obligation Bonds, Series 2004, 5.250%, 4/01/34 (Pre-refunded 4/01/14)	4/14 at 100.00	AAA	2,456,664
1,475	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/13 at 100.00	AAA	1,650,156
	Bonds, Series 2003A-1, 6.250%, 6/01/33 (Pre-refunded 6/01/13)
2,000	Monterey County, California, Certificates of Participation, Master Plan Financing, Series	8/11 at 100.00	A3 (4)	2,085,560
	2001, 5.000%, 8/01/21 (Pre-refunded 8/01/11) – NPFG Insured
875	Orange County Water District, California, Revenue Certificates of Participation, Series 2003B,	8/13 at 100.00	AAA	1,009,470
	5.000%, 8/15/34 – NPFG Insured (ETM)
4,000	Pomona, California, GNMA/FHLMC Collateralized Single Family Mortgage Revenue Refunding Bonds,	No Opt. Call	AAA	5,350,240
	Series 1990B, 7.500%, 8/01/23 (ETM)
1,875	Riverside Community College District, California, General Obligation Bonds, Series 2004A,	8/14 at 100.00	AA– (4)	2,207,119
	5.250%, 8/01/24 (Pre-refunded 8/01/14) – NPFG Insured
15,360	Total U.S. Guaranteed			18,068,152
	Utilities – 5.0% (3.5% of Total Investments)
2,815	California Statewide Community Development Authority, Certificates of Participation Refunding,	12/10 at 100.00	N/R	2,649,478
	Rio Bravo Fresno Project, Series 1999A, 6.500%, 12/01/18 (5)
1,365	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series	No Opt. Call	A	1,376,439
	2007A, 5.500%, 11/15/37
455	Merced Irrigation District, California, Electric System Revenue Bonds, Series 2005, 5.125%,	9/15 at 100.00	N/R	425,844
	9/01/31 – SYNCORA GTY Insured
1,500	Southern California Public Power Authority, California, Milford Wind Corridor Phase I Revenue	No Opt. Call	AA–	1,660,755
	Bonds, Series 2010-1, 5.000%, 7/01/28
6,135	Total Utilities			6,112,516
	Water and Sewer – 23.1% (16.3% of Total Investments)
1,020	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project,	No Opt. Call	AAA	1,278,325
	Series 2002X, 5.500%, 12/01/17 – FGIC Insured
2,500	El Centro Financing Authority, California, Water Revenue Bonds, Series 2006A, 4.750%,	10/16 at 100.00	AAA	2,524,225
	10/01/31 – AGM Insured
750	Fortuna Public Finance Authority, California, Water Revenue Bonds, Series 2006, 5.000%,	10/16 at 100.00	AAA	769,133
	10/01/36 – AGM Insured
3,380	Orange County Sanitation District, California, Certificates of Participation, Trust 11738,	2/19 at 100.00	AAA	4,483,232
	Series 2009, 17.272%, 8/01/29 (IF)
3,500	Placerville Public Financing Authority, California, Wastewater System Refinancing and	9/16 at 100.00	N/R	3,162,705
	Improvement Project Revenue Bonds, Series 2006, 5.000%, 9/01/34 – SYNCORA GTY Insured
350	Sacramento County Sanitation District Financing Authority, California, Revenue Bonds, Series	6/16 at 100.00	AA	369,733
	2006, 5.000%, 12/01/31 – FGIC Insured
2,630	San Diego Public Facilities Financing Authority, California, Sewerage Revenue Bonds, Refunding	5/20 at 100.00	Aa3	3,024,526
	Series 2010A, 5.250%, 5/15/27

34 Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Water and Sewer (continued)
$ 2,000	San Francisco City and County Public Utilities Commission, California, Clean Water Revenue	4/13 at 100.00	AA–	$ 2,182,660
	Refunding Bonds, Series 2003A, 5.250%, 10/01/20 – NPFG Insured
10,000	Santa Maria, California, Subordinate Water and Wastewater Revenue Certificates of	8/12 at 101.00	N/R	10,290,500
	Participation, Series 1997A, 5.550%, 8/01/27 – AMBAC Insured
26,130	Total Water and Sewer			28,085,039
$ 188,029	Total Investments (cost $165,596,382) – 141.6%			172,557,775
	Floating Rate Obligations – (3.5)%			(4,285,000)
	Variable Rate Demand Preferred Shares, at Liquidation Value – (40.9)% (6)			(49,800,000)
	Other Assets Less Liabilities – 2.8%			3,353,187
	Net Assets Applicable to Common Shares – 100%			$ 121,825,962

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating.
Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	This debt has been restructured to accommodate capital maintenance at the facility. Major highlights of the debt restructuring include the following: (1) the principal balance outstanding on and after December 1, 2007, shall accrue interest at a rate of 6.500% per annum commencing December 1, 2007; (2) the inter-
est shall accrue but not be payable on June 1, 2008 or December 1, 2008, but shall instead be deferred and paid by the end of calendar year 2011; (3) no principal component shall be pre-payable from the Minimum Sinking Fund Account during calendar years 2008 and 2009 but such pre-payments shall recom-
mence beginning in calendar year 2010 according to a revised schedule. Management believes that the restructuring is in the best interest of Fund shareholders and that it is more-likely-than-not that the borrower will fulfill its obligation. Consequently, the Fund continues to accrue interest on this obligation.
(6)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 28.9%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Footnote 1 – General Information
and Significant Accounting Policies, Inverse Floating Rate Securities for more information.
See accompanying notes to financial statements.

Nuveen Investments 35

Nuveen California Investment Quality Municipal Fund, Inc.
NQC	Portfolio of Investments
August 31, 2010 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 5.6% (3.7% of Total Investments)
	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma
	County Tobacco Securitization Corporation, Series 2005:
$ 540	4.250%, 6/01/21	6/15 at 100.00	BBB	$ 509,868
3,500	5.250%, 6/01/45	6/15 at 100.00	BBB	2,351,860
2,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/17 at 100.00	BBB	1,498,140
	Bonds, Series 2007A-1, 5.750%, 6/01/47
6,740	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/22 at 100.00	BBB	4,228,474
	Bonds, Series 2007A-2, 0.000%, 6/01/37
3,500	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed	6/15 at 100.00	BBB	2,743,965
	Bonds, Series 2005A-1, 5.375%, 6/01/38
16,280	Total Consumer Staples			11,332,307
	Education and Civic Organizations – 17.8% (11.7% of Total Investments)
3,000	California Educational Facilities Authority, Revenue Bonds, Dominican University, Series 2006,	12/16 at 100.00	Baa3	2,792,670
	5.000%, 12/01/36
2,000	California Educational Facilities Authority, Revenue Bonds, Occidental College, Series 2005A,	10/15 at 100.00	Aa3	2,107,560
	5.000%, 10/01/27 – NPFG Insured
170	California Educational Facilities Authority, Revenue Bonds, University of Redlands, Series	10/15 at 100.00	A3	170,712
	2005A, 5.000%, 10/01/35
930	California Educational Facilities Authority, Revenue Bonds, University of the Pacific, Series	11/10 at 100.00	A2	931,981
	2000, 5.750%, 11/01/30 – NPFG Insured
	California Educational Facilities Authority, Revenue Bonds, University of the Pacific, Series 2006:
120	5.000%, 11/01/21	11/15 at 100.00	A2	129,388
160	5.000%, 11/01/25	11/15 at 100.00	A2	168,309
3,000	California Infrastructure Economic Development Bank, Revenue Bonds, J. David Gladstone	10/11 at 101.00	A–	3,000,450
	Institutes, Series 2001, 5.250%, 10/01/34
6,000	California State Public Works Board, Lease Revenue Bonds, California State University	10/10 at 100.00	Aa3	6,005,580
	Projects, Series 1997C, 5.400%, 10/01/22
2,798	California State Public Works Board, Lease Revenue Bonds, University of California Regents,	3/18 at 100.00	Aa2	2,952,953
	Tender Option Bond Trust 1065, 9.041%, 3/01/33 (IF)
	Long Beach Bond Financing Authority, California, Lease Revenue Refunding Bonds, Long Beach
	Aquarium of the South Pacific, Series 2001:
3,000	5.000%, 11/01/26 – AMBAC Insured	11/11 at 101.00	BBB	3,001,320
2,500	5.250%, 11/01/30 – AMBAC Insured	11/11 at 101.00	BBB	2,464,650
	University of California, Revenue Bonds, Multi-Purpose Projects, Series 2003A:
4,270	5.125%, 5/15/16 – AMBAC Insured (UB)	5/13 at 100.00	Aa1	4,737,562
3,000	5.125%, 5/15/17 – AMBAC Insured (UB)	5/13 at 100.00	Aa1	3,325,859
1,060	5.000%, 5/15/24 – AMBAC Insured (UB)	5/13 at 100.00	Aa1	1,157,478
3,000	5.000%, 5/15/33 – AMBAC Insured (UB)	5/13 at 100.00	Aa1	3,072,540
35,008	Total Education and Civic Organizations			36,019,012
	Health Care – 17.9% (11.7% of Total Investments)
3,000	California Health Facilities Financing Authority, Revenue Bonds, Catholic Healthcare West,	7/14 at 100.00	A	3,135,690
	Series 2004G, 5.250%, 7/01/23
3,260	California Health Facilities Financing Authority, Revenue Bonds, Childrens Hospital Los	7/20 at 100.00	AAA	3,367,254
	Angeles, Series 2010A, 5.250%, 7/01/38 – AGC Insured
	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanante System,
	Series 2006:
390	5.000%, 4/01/37	4/16 at 100.00	A+	391,681
2,355	5.250%, 3/01/45	3/16 at 100.00	A+	2,380,764
7,765	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007A,	11/16 at 100.00	Aa3	7,869,362
	5.250%, 11/15/46 (UB)

36 Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Health Care (continued)
	California Municipal Financing Authority, Certificates of Participation, Community Hospitals
	of Central California, Series 2007:
$ 2,950	5.250%, 2/01/27	2/17 at 100.00	Baa2	$ 2,964,219
1,750	5.250%, 2/01/46	2/17 at 100.00	Baa2	1,630,370
3,000	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity	7/15 at 100.00	BBB	2,985,210
	Health System, Series 2005A, 5.250%, 7/01/24
1,245	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanante System,	3/16 at 100.00	A+	1,246,780
	Series 2006, 5.000%, 3/01/41
1,840	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System,	8/16 at 100.00	A+	1,885,945
	Series 2001C, 5.250%, 8/01/31
4,270	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Series	11/15 at 100.00	Aa3	4,277,259
	2005A, 5.000%, 11/15/43
948	California Statewide Communities Development Authority, Revenue Bonds, Saint Joseph Health	7/18 at 100.00	AAA	1,102,170
	System, Trust 2554, 18.104%, 7/01/47 – AGM Insured (IF)
1,000	Loma Linda, California, Hospital Revenue Bonds, Loma Linda University Medical Center, Series	12/15 at 100.00	BBB	967,000
	2005A, 5.000%, 12/01/23
1,785	Loma Linda, California, Hospital Revenue Bonds, Loma Linda University Medical Center, Series	12/17 at 100.00	BBB	2,046,288
	2008A, 8.250%, 12/01/38
35,558	Total Health Care			36,249,992
	Housing/Single Family – 1.0% (0.6% of Total Investments)
310	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 2006H,	2/16 at 100.00	A	317,415
	5.750%, 8/01/30 – FGIC Insured (Alternative Minimum Tax)
1,600	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 2006K,	2/16 at 100.00	A	1,640,912
	5.500%, 2/01/42 (Alternative Minimum Tax)
1,910	Total Housing/Single Family			1,958,327
	Industrials – 0.6% (0.4% of Total Investments)
1,250	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste	1/16 at 102.00	BBB	1,278,400
	Management Inc., Series 2002A, 5.000%, 1/01/22 (Alternative Minimum Tax)
	Long-Term Care – 3.2% (2.1% of Total Investments)
4,750	California Statewide Communities Development Authority, Revenue Bonds, Inland Regional Center	12/17 at 100.00	Baa1	4,505,850
	Project, Series 2007, 5.375%, 12/01/37
1,965	California Statewide Community Development Authority, Certificates of Participation, Internext	10/10 at 100.50	BBB	1,976,810
	Group, Series 1999, 5.375%, 4/01/17
6,715	Total Long-Term Care			6,482,660
	Tax Obligation/General – 26.8% (17.6% of Total Investments)
5,100	California State, General Obligation Bonds, Various Purpose Series 2010, 5.500%, 3/01/40	3/20 at 100.00	A1	5,484,591
	California, General Obligation Bonds, Various Purpose Series 2009:
15,445	6.000%, 11/01/39	11/19 at 100.00	A1	17,322,494
1,505	5.500%, 11/01/39	11/19 at 100.00	A1	1,617,514
10,060	Los Angeles, California, General Obligation Bonds, Series 2001A, 5.000%, 9/01/21	9/11 at 100.00	Aa2	10,468,939
3,250	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2002A, 5.500%, 7/01/20 –	No Opt. Call	A	3,651,375
	NPFG Insured
20	Riverside Community College District, California, General Obligation Bonds, Series 2004A,	8/14 at 100.00	Aa2	22,574
	5.250%, 8/01/21 – NPFG Insured
345	Roseville Joint Union High School District, Placer County, California, General Obligation	8/15 at 100.00	AA–	365,062
	Bonds, Series 2006B, 5.000%, 8/01/27 – FGIC Insured
3,500	San Diego Unified School District, San Diego County, California, General Obligation Bonds,	7/13 at 101.00	AAA	3,954,300
	Series 2003E, 5.250%, 7/01/24 – AGM Insured
41,725	Yosemite Community College District, California, General Obligation Bonds, Capital	No Opt. Call	AA–	11,301,216
	Appreciation, Election 2004, Series 2010D, 0.000%, 8/01/42
80,950	Total Tax Obligation/General			54,188,065

Nuveen Investments 37

Nuveen California Investment Quality Municipal Fund, Inc. (continued)
NQC Portfolio of Investments August 31, 2010 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited – 37.4% (24.6% of Total Investments)
$ 3,000	California State Public Works Board, Lease Revenue Bonds, Department of Mental Health,	6/14 at 100.00	A2	$ 3,162,330
	Coalinga State Hospital, Series 2004A, 5.500%, 6/01/20
3,000	California State Public Works Board, Lease Revenue Bonds, Department of Mental Health,	12/11 at 102.00	A2	3,085,140
	Hospital Addition, Series 2001A, 5.000%, 12/01/21 – AMBAC Insured
1,000	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series	10/19 at 100.00	A2	1,064,310
	2009G-1, 5.750%, 10/01/30
1,390	California, Economic Recovery Revenue Bonds, Series 2004A, 5.000%, 7/01/15	7/14 at 100.00	Aa3	1,585,893
425	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community	9/15 at 100.00	A	431,664
	Facilities District, Series 2005, 5.000%, 9/01/24 – FGIC Insured
1,595	Fontana Public Financing Authority, California, Tax Allocation Revenue Bonds, North Fontana	9/11 at 101.00	A+	1,616,692
	Redevelopment Project, Series 2003A, 5.375%, 9/01/25 – AMBAC Insured
2,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement
	Asset-Backed Revenue Bonds, Series 2005A, Trust 2215-1, 13.360%, 6/01/45 – FGIC Insured (IF)	6/15 at 100.00	A2	1,571,569
1,770	Hawthorne Community Redevelopment Agency, California, Project Area 2 Tax Allocation Bonds,	9/16 at 100.00	A–	1,797,948
	Series 2006, 5.000%, 9/01/26 – SYNCORA GTY Insured
3,840	Hesperia Community Redevelopment Agency, California, Tax Allocation Bonds, Series 2005A,	9/15 at 100.00	BBB–	3,273,370
	5.000%, 9/01/35 – SYNCORA GTY Insured
	Irvine, California, Unified School District, Community Facilities District Special Tax Bonds,
	Series 2006A:
195	5.000%, 9/01/26	9/16 at 100.00	N/R	190,384
445	5.125%, 9/01/36	9/16 at 100.00	N/R	405,480
770	Los Angeles Community Redevelopment Agency, California, Lease Revenue Bonds, Manchester	9/15 at 100.00	A1	720,789
	Social Services Project, Series 2005, 5.000%, 9/01/37 – AMBAC Insured
10,000	Los Angeles County Public Works Financing Authority, California, Lease Revenue Bonds, Series	9/16 at 100.00	A	10,173,600
	2006B, 5.000%, 9/01/31 – FGIC Insured
4,130	Manteca Unified School District, San Joaquin County, California, Special Tax Bonds, Community	9/11 at 101.00	A	4,320,971
	Facilities District 89-2, Series 2001C, 5.000%, 9/01/23 – NPFG Insured
1,500	Norco Redevelopment Agency, California, Tax Allocation Refunding Bonds, Project Area 1,	3/20 at 100.00	A	1,543,185
	Refunding Series 2010, 6.000%, 3/01/36
3,890	Ontario Redevelopment Financing Authority, California, Lease Revenue Bonds, Capital Projects,	8/11 at 101.00	A+	4,068,551
	Series 2001, 5.000%, 8/01/21 – AMBAC Insured
3,600	Ontario Redevelopment Financing Authority, San Bernardino County, California, Revenue	No Opt. Call	A	4,364,532
	Refunding Bonds, Redevelopment Project 1, Series 1995, 7.400%, 8/01/25 – NPFG Insured
1,685	Ontario, California, Special Tax Bonds, Community Facilities District 5, Freeway Interchange	9/10 at 100.00	N/R	1,703,872
	Project, Series 1997, 6.375%, 9/01/17
1,500	Orange County, California, Special Tax Bonds, Community Facilities District 03-1 of Ladera	8/12 at 101.00	N/R	1,504,800
	Ranch, Series 2004A, 5.625%, 8/15/34
1,000	Paramount Redevelopment Agency, California, Tax Allocation Bonds, Redevelopment Project	8/13 at 100.00	A	1,018,470
	Area 1, Series 2003, 5.000%, 8/01/23 – NPFG Insured
370	Rialto Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series	9/15 at 100.00	A–	348,137
	2005A, 5.000%, 9/01/35 – SYNCORA GTY Insured
	Rohnert Park Community Development Commission, California, Redevelopment Project Tax
	Allocation Bonds, Series 2007R:
585	5.000%, 8/01/37 – FGIC Insured	8/17 at 100.00	N/R	641,979
1,415	5.000%, 8/01/37 – FGIC Insured	8/17 at 100.00	A	1,324,638
460	Roseville, California, Certificates of Participation, Public Facilities, Series 2003A, 5.000%,	8/13 at 100.00	AA–	467,774
	8/01/25 – AMBAC Insured
4,000	Sacramento City Financing Authority, California, Lease Revenue Refunding Bonds, Series 1993A,	No Opt. Call	A1	4,435,560
	5.400%, 11/01/20 – AMBAC Insured
2,000	San Jose Financing Authority, California, Lease Revenue Refunding Bonds, Civic Center Project,	6/12 at 100.00	AA+	2,142,460
	Series 2002B, 5.250%, 6/01/19 – AMBAC Insured

38 Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$ 3,535	San Jose Financing Authority, California, Lease Revenue Refunding Bonds, Convention Center	9/11 at 100.00	AA+	$ 3,678,698
	Project, Series 2001F, 5.000%, 9/01/20 – NPFG Insured
6,000	San Ramon Public Financing Authority, California, Tax Allocation Revenue Bonds, Series 2006A,	2/16 at 100.00	A–	5,605,620
	5.000%, 2/01/38 – AMBAC Insured
2,840	Santa Clara Redevelopment Agency, California, Tax Allocation Bonds, Bayshore North Project,	6/13 at 100.00	A	2,895,153
	Series 2003, 5.000%, 6/01/23 – NPFG Insured
5,250	Santa Cruz County Redevelopment Agency, California, Subordinate Lien Tax Allocation Bonds,	9/10 at 102.00	A	5,324,025
	Live Oak and Soquel Community Improvement Projects, Series 2000, 5.250%, 9/01/25 –
	AMBAC Insured
1,265	Washington Unified School District, Yolo County, California, Certificates of Participation,	8/17 at 100.00	A	1,290,389
	Series 2007, 5.125%, 8/01/37 – AMBAC Insured
74,455	Total Tax Obligation/Limited			75,757,983
	Transportation – 16.1% (10.5% of Total Investments)
13,000	Alameda Corridor Transportation Authority, California, Senior Lien Revenue Bonds, Series	10/10 at 100.50	A	13,071,630
	1999A, 5.000%, 10/01/29 – NPFG Insured
2,080	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series	4/16 at 100.00	AA	2,198,766
	2006F, 5.000%, 4/01/31 (UB)
1,325	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series	4/18 at 100.00	AA	1,723,388
	2008, Trust 3211, 13.243%, 10/01/32 (IF)
6,500	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding	1/14 at 101.00	BBB–	6,614,595
	Bonds, Series 1999, 5.875%, 1/15/29
8,930	Port of Oakland, California, Revenue Bonds, Series 2000K, 5.750%, 11/01/29 – FGIC Insured	11/10 at 100.00	A	8,933,840
31,835	Total Transportation			32,542,219
	U.S. Guaranteed – 11.8% (7.8% of Total Investments) (4)
6,000	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A, 5.125%,	5/12 at 101.00	Aaa	6,539,340
	5/01/18 (Pre-refunded 5/01/12)
30	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project,	12/11 at 100.00	AAA	31,984
	Series 2001W, 5.500%, 12/01/16 (Pre-refunded 12/01/11)
2,070	California Educational Facilities Authority, Revenue Bonds, University of the Pacific, Series	11/10 at 100.00	A2 (4)	2,089,189
	2000, 5.750%, 11/01/30 (Pre-refunded 11/01/10) – MBIA Insured
960	California, Economic Recovery Revenue Bonds, Series 2004A, 5.000%, 7/01/15	7/14 at 100.00	AAA	1,118,832
	(Pre-refunded 7/01/14)
3,145	California, General Obligation Bonds, Series 2004, 5.250%, 4/01/34 (Pre-refunded 4/01/14)	4/14 at 100.00	AAA	3,679,147
2,000	Daly City Housing Development Finance Agency, California, Mobile Home Park Revenue Bonds,	12/13 at 102.00	N/R (4)	2,373,660
	Franciscan Mobile Home Park Project, Series 2002A, 5.850%, 12/15/32 (Pre-refunded 12/15/13)
2,285	Moreno Valley Unified School District, Riverside County, California, General Obligation Bonds,	8/14 at 100.00	AAA	2,696,551
	Series 2004A, 5.250%, 8/01/24 (Pre-refunded 8/01/14) – AGM Insured
4,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2002D,	7/12 at 100.00	AAA	4,354,240
	5.375%, 7/01/36 (Pre-refunded 7/01/12)
1,000	Tobacco Securitization Authority of Southern California, Tobacco Settlement Asset-Backed	6/12 at 100.00	AAA	1,091,650
	Bonds, San Diego County Tobacco Asset Securitization Corporation, Senior Series 2001A,
	5.500%, 6/01/36 (Pre-refunded 6/01/12)
21,490	Total U.S. Guaranteed			23,974,593
	Utilities – 3.2% (2.1% of Total Investments)
2,250	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series	No Opt. Call	A	2,268,855
	2007A, 5.500%, 11/15/37
740	Merced Irrigation District, California, Electric System Revenue Bonds, Series 2005, 5.125%,	9/15 at 100.00	N/R	692,581
	9/01/31 – SYNCORA GTY Insured
3,210	Turlock Irrigation District, California, Electric Revenue Bonds, Series 2003A, 5.000%, 1/01/16 –	1/13 at 100.00	A+	3,416,275
	NPFG Insured
6,200	Total Utilities			6,377,711

Nuveen Investments 39

Nuveen California Investment Quality Municipal Fund, Inc. (continued)
NQC Portfolio of Investments August 31, 2010 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Water and Sewer – 11.0% (7.2% of Total Investments)
$ 3,300	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project,	12/11 at 100.00	AAA	$ 3,494,205
	Series 2001W, 5.500%, 12/01/16
520	Healdsburg Public Financing Authority, California, Wastewater Revenue Bonds, Series 2006,	4/16 at 100.00	AA–	531,149
	5.000%, 4/01/36 – NPFG Insured
1,500	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2004C,	7/14 at 100.00	AA	1,706,940
	5.250%, 7/01/19 – NPFG Insured
3,015	Oxnard Financing Authority, California, Wastewater Revenue Bonds, Series 2003, 5.000%, 6/01/17 –	6/13 at 100.00	A+	3,325,605
	FGIC Insured
7,170	San Diego Public Facilities Financing Authority, California, Sewerage Revenue Bonds, Refunding	No Opt. Call	Aa3	8,181,974
	Series 2010A, 5.250%, 5/15/28
1,310	San Elijo Joint Powers Authority, San Diego County, California, Revenue Refunding Bonds, San	3/12 at 101.00	AAA	1,398,987
	Elijo Wastewater Facilities, Series 2003, 5.000%, 3/01/17 – AGM Insured
3,430	Westlands Water District, California, Revenue Certificates of Participation, Series 2002,	9/12 at 101.00	A+	3,704,640
	5.250%, 9/01/22 – NPFG Insured
20,245	Total Water and Sewer			22,343,500
$ 331,896	Total Investments (cost $295,845,944) – 152.4%			308,504,769
	Floating Rate Obligations – (7.0)%			(14,230,000)
	Other Assets Less Liabilities – 1.5%			3,078,860
	Auction Rate Preferred Shares, at Liquidation Value – (46.9)% (5)			(94,925,000)
	Net Assets Applicable to Common Shares – 100%			$ 202,428,629

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating.
Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Auction Rate Preferred Shares, at Liquidation Value as a percentage of Total Investments is 30.8%.
N/R	Not rated.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Footnote 1 – General Information
and Significant Accounting Policies, Inverse Floating Rate Securities for more information.
See accompanying notes to financial statements.

40 Nuveen Investments

Nuveen California Select Quality Municipal Fund, Inc.
NVC	Portfolio of Investments
August 31, 2010 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 6.7% (4.5% of Total Investments)
$ 920	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma	6/15 at 100.00	BBB	$ 868,664
	County Tobacco Securitization Corporation, Series 2005, 4.250%, 6/01/21
4,225	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	Baa3	3,795,402
	Stanislaus County Tobacco Funding Corporation, Series 2002A, 5.500%, 6/01/33
6,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/17 at 100.00	BBB	4,494,420
	Bonds, Series 2007A-1, 5.750%, 6/01/47
22,915	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/22 at 100.00	BBB	14,376,184
	Bonds, Series 2007A-2, 0.000%, 6/01/37
34,060	Total Consumer Staples			23,534,670
	Education and Civic Organizations – 4.8% (3.2% of Total Investments)
290	California Educational Facilities Authority, Revenue Bonds, University of Redlands, Series	10/15 at 100.00	A3	291,215
	2005A, 5.000%, 10/01/35
535	California Educational Facilities Authority, Revenue Bonds, University of Southern California,	10/18 at 100.00	AA+	697,554
	Tender Option Bond Trust 09-11B, 17.064%, 10/01/38 (IF)
	California Educational Facilities Authority, Revenue Bonds, University of the Pacific, Series 2006:
200	5.000%, 11/01/21	11/15 at 100.00	A2	215,646
270	5.000%, 11/01/25	11/15 at 100.00	A2	284,021
1,595	California Infrastructure Economic Development Bank, Revenue Bonds, Claremont University	10/12 at 100.00	Aa3	1,707,001
	Consortium, Series 2003, 5.125%, 10/01/24
1,740	California Infrastructure Economic Development Bond Bank, Revenue Bonds, Scripps Research	7/15 at 100.00	Aa3	1,877,930
	Institute, Series 2005A, 5.000%, 7/01/24
4,787	California State Public Works Board, Lease Revenue Bonds, University of California Regents,	3/18 at 100.00	Aa2	5,052,104
	Tender Option Bond Trust 1065, 9.041%, 3/01/33 (IF)
1,385	California State University, Systemwide Revenue Bonds, Series 2005C, 5.000%, 11/01/27 –	11/15 at 100.00	Aa2	1,491,174
	NPFG Insured
5,000	University of California, General Revenue Bonds, Series 2003A, 5.000%, 5/15/33 –	5/13 at 100.00	AA	5,120,900
	AMBAC Insured (UB)
15,802	Total Education and Civic Organizations			16,737,545
	Health Care – 24.1% (16.3% of Total Investments)
1,750	ABAG Finance Authority for Non-Profit Corporations, California, Cal-Mortgage Insured Revenue	4/12 at 100.00	A–	1,786,855
	Bonds, Sansum-Santa Barbara Medical Foundation Clinic, Series 2002A, 5.500%, 4/01/21
545	California Health Facilities Financing Authority, Insured Health Facility Revenue Refunding	1/11 at 100.00	A2	545,469
	Bonds, Catholic Healthcare West, Series 1994A, 4.750%, 7/01/19 – NPFG Insured
675	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanante System,	4/16 at 100.00	A+	677,909
	Series 2006, 5.000%, 4/01/37
15,145	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007A,	11/16 at 100.00	Aa3	15,348,549
	5.250%, 11/15/46 (UB)
4,200	California Statewide Communities Development Authority, Revenue Bonds, Adventist Health System	3/15 at 100.00	A	4,203,360
	West, Series 2005A, 5.000%, 3/01/35
	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity
	Health System, Series 2005A:
1,500	5.250%, 7/01/24	7/15 at 100.00	BBB	1,492,605
10,000	5.000%, 7/01/39	7/15 at 100.00	BBB	8,490,900
9,435	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanante System,	3/16 at 100.00	A+	9,448,492
	Series 2006, 5.000%, 3/01/41
3,140	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System,	8/16 at 100.00	A+	3,218,406
	Series 2001C, 5.250%, 8/01/31
1,355	California Statewide Community Development Authority, Revenue Bonds, Sherman Oaks Health	No Opt. Call	A1	1,420,745
	System, Series 1998A, 5.000%, 8/01/22 – AMBAC Insured
4,565	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Tender	11/16 at 100.00	Aa3	4,810,323
	Option Bond Trust 3102, 18.100%, 11/15/46 (IF)

Nuveen Investments 41

Nuveen California Select Quality Municipal Fund, Inc. (continued)
NVC Portfolio of Investments August 31, 2010 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$ 1,621	California Statewide Communities Development Authority, Revenue Bonds, Saint Joseph Health	7/18 at 100.00	AAA	$ 1,885,612
	System, Trust 2554, 18.104%, 7/01/47 – AGM Insured (IF)
1,000	Loma Linda, California, Hospital Revenue Bonds, Loma Linda University Medical Center, Series	12/15 at 100.00	BBB	967,000
	2005A, 5.000%, 12/01/23
3,100	Loma Linda, California, Hospital Revenue Bonds, Loma Linda University Medical Center, Series	12/17 at 100.00	BBB	3,553,778
	2008A, 8.250%, 12/01/38
	Madera County, California, Certificates of Participation, Children’s Hospital Central
	California, Series 2010:
1,195	5.500%, 3/15/36	3/15 at 100.00	A–	1,212,196
3,410	5.375%, 3/15/36	3/20 at 100.00	A–	3,469,743
6,000	Madera County, California, Certificates of Participation, Valley Children’s Hospital Project,	9/10 at 100.00	A	6,002,820
	Series 1995, 5.750%, 3/15/28 – NPFG Insured
5,885	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2009,	11/19 at 100.00	Baa2	6,570,191
	6.750%, 11/01/39
9,655	Rancho Mirage Joint Powers Financing Authority, California, Revenue Bonds, Eisenhower Medical	7/17 at 100.00	Baa1	9,061,797
	Center, Series 2007A, 5.000%, 7/01/38
84,176	Total Health Care			84,166,750
	Housing/Multifamily – 1.7% (1.1% of Total Investments)
1,000	Independent Cities Lease Finance Authority, California, Revenue Bonds, Morgan Hill, Hacienda	11/14 at 100.00	N/R	983,570
	Valley Mobile Home Park, Series 2004A, 5.950%, 11/15/39
4,750	Montclair Redevelopment Agency, California, Revenue Bonds, Monterey Manor Mobile Home	12/10 at 102.00	N/R	4,795,362
	Estates Project, Series 2000, 6.400%, 12/15/30
5,750	Total Housing/Multifamily			5,778,932
	Housing/Single Family – 5.9% (4.0% of Total Investments)
540	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 2006H,	2/16 at 100.00	A	552,916
	5.750%, 8/01/30 – FGIC Insured (Alternative Minimum Tax)
20,000	California State Department of Veteran Affairs, Home Purchase Revenue Bonds, Series 2007B,	12/16 at 100.00	AA	20,035,400
	5.200%, 12/01/32 (Alternative Minimum Tax)
20,540	Total Housing/Single Family			20,588,316
	Industrials – 1.8% (1.2% of Total Investments)
4,055	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Republic	No Opt. Call	BBB	4,224,499
	Services Inc., Series 2002C, 5.250%, 6/01/23 (Mandatory put 12/01/17) (Alternative Minimum Tax)
2,000	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste	1/16 at 102.00	BBB	2,045,440
	Management Inc., Series 2002A, 5.000%, 1/01/22 (Alternative Minimum Tax)
6,055	Total Industrials			6,269,939
	Long-Term Care – 1.2% (0.8% of Total Investments)
	California Statewide Communities Development Authority, Revenue Bonds, Inland Regional Center
	Project, Series 2007:
460	5.250%, 12/01/27	12/17 at 100.00	Baa1	448,252
4,000	5.375%, 12/01/37	12/17 at 100.00	Baa1	3,794,400
4,460	Total Long-Term Care			4,242,652
	Tax Obligation/General – 23.2% (15.7% of Total Investments)
5,000	California, General Obligation Bonds, Series 2003, 5.250%, 2/01/22	8/13 at 100.00	A1	5,455,400
	California, General Obligation Bonds, Various Purpose Series 2009:
15,000	6.000%, 11/01/39	11/19 at 100.00	A1	16,823,400
3,500	5.500%, 11/01/39	11/19 at 100.00	A1	3,761,660
250	California, Various Purpose General Obligation Bonds, Series 2000, 5.625%, 5/01/22 –	5/11 at 100.00	Aaa	253,475
	FGIC Insured
3,850	Coachella Valley Unified School District, Riverside County, California, General Obligation	8/15 at 100.00	A1	3,947,559
	Bonds, Series 2005A, 5.000%, 8/01/30 – FGIC Insured
1,030	Folsom Cordova Unified School District, Sacramento County, California, General Obligation	10/14 at 100.00	AAA	1,123,782
	Bonds, School Facilities Improvement District 2, Series 2004B, 5.000%, 10/01/25 – AGM Insured

42 Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
	Fontana Unified School District, San Bernardino County, California, General Obligation Bonds,
	Series 2004:
$ 1,470	5.250%, 5/01/19 – NPFG Insured	5/14 at 100.00	Aa3	$ 1,652,471
1,040	5.250%, 5/01/20 – NPFG Insured	5/14 at 100.00	Aa3	1,169,095
4,000	Long Beach Community College District, California, General Obligation Bonds, Series 2005B,	5/15 at 100.00	Aa2	4,172,840
	5.000%, 5/01/30 – FGIC Insured
10,060	Los Angeles, California, General Obligation Bonds, Series 2001A, 5.000%, 9/01/20	9/11 at 100.00	Aa2	10,422,160
	Los Rios Community College District, Sacramento, El Dorado and Yolo Counties, California,
	General Obligation Bonds, Series 2006C:
2,710	5.000%, 8/01/25 – AGM Insured (UB)	8/14 at 102.00	AAA	3,090,918
3,875	5.000%, 8/01/26 – AGM Insured (UB)	8/14 at 102.00	AAA	4,344,534
6,000	North Orange County Community College District, California, General Obligation Bonds, Series	No Opt. Call	Aa1	2,555,340
	2003B, 0.000%, 8/01/27 – FGIC Insured
5,000	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2002A, 5.500%, 7/01/20 –	No Opt. Call	A	5,617,500
	NPFG Insured
585	Roseville Joint Union High School District, Placer County, California, General Obligation	8/15 at 100.00	AA–	619,018
	Bonds, Series 2006B, 5.000%, 8/01/27 – FGIC Insured
16,150	Sylvan Union School District, Stanislaus County, California, General Obligation Bonds,	No Opt. Call	AAA	4,409,435
	Election of 2006, Series 2010, 0.000%, 8/01/49 – AGM Insured
3,760	West Contra Costa Unified School District, Contra Costa County, California, General Obligation	8/11 at 101.00	AAA	3,928,335
	Bonds, Series 2003B, 5.000%, 8/01/22 – AGM Insured
2,000	West Contra Costa Unified School District, Contra Costa County, California, General Obligation	8/11 at 101.00	A	2,038,860
	Bonds, Series 2003C, 5.000%, 8/01/22 – FGIC Insured
20,860	Yosemite Community College District, California, General Obligation Bonds, Capital	No Opt. Call	Aa2	5,649,931
	Appreciation, Election 2004, Series 2010D, 0.000%, 8/01/42
106,140	Total Tax Obligation/General			81,035,713
	Tax Obligation/Limited – 25.0% (16.9% of Total Investments)
3,370	Bell Community Redevelopment Agency, California, Tax Allocation Bonds, Bell Project Area,	10/13 at 100.00	BBB+	3,317,394
	Series 2003, 5.500%, 10/01/23 – RAAI Insured
	California State Public Works Board, Lease Revenue Bonds, Department of Mental Health,
	Coalinga State Hospital, Series 2004A:
4,000	5.500%, 6/01/21	6/14 at 100.00	A2	4,189,720
2,000	5.500%, 6/01/23	6/14 at 100.00	A2	2,083,500
2,000	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series	10/19 at 100.00	A2	2,128,620
	2009G-1, 5.750%, 10/01/30
4,860	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series	11/19 at 100.00	A2	5,387,650
	2009I-1, 6.375%, 11/01/34
730	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community	9/15 at 100.00	A	741,446
	Facilities District, Series 2005, 5.000%, 9/01/24 – FGIC Insured
1,360	Carlsbad, California, Limited Obligation Improvement Bonds, Assessment District 2002-01,	9/12 at 100.00	N/R	1,338,947
	Series 2005A, 5.150%, 9/02/29
1,000	Coachella Valley Unified School District, Riverside County, California, Certificates of	9/16 at 100.00	N/R	957,990
	Participation, Series 2007, 5.000%, 9/01/31 – AMBAC Insured
3,000	Coronado Community Development Agency, California, Tax Allocation Bonds, Community	9/15 at 100.00	AA–	2,994,360
	Development Project, Series 2005, 5.000%, 9/01/30 – AMBAC Insured
3,295	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement	6/15 at 100.00	A2	2,589,289
	Asset-Backed Revenue Bonds, Series 2005A, 2215-1, 13.360%, 6/01/45 – FGIC Insured (IF)
1,785	Hawthorne Community Redevelopment Agency, California, Project Area 2 Tax Allocation Bonds,	9/16 at 100.00	A–	1,736,894
	Series 2006, 5.250%, 9/01/36 – SYNCORA GTY Insured
1,500	Hesperia Unified School District, San Bernardino County, California, Certificates of	2/17 at 100.00	A–	1,390,785
	Participation, Capital Improvement, Series 2007, 5.000%, 2/01/41 – AMBAC Insured

Nuveen Investments 43

Nuveen California Select Quality Municipal Fund, Inc. (continued)
NVC Portfolio of Investments August 31, 2010 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$ 435	Indian Wells Redevelopment Agency, California, Tax Allocation Bonds, Consolidated Whitewater	9/13 at 100.00	A	$ 448,276
	Project Area, Series 2003A, 5.000%, 9/01/20 – AMBAC Insured
	Irvine, California, Unified School District, Community Facilities District Special Tax Bonds,
	Series 2006A:
330	5.000%, 9/01/26	9/16 at 100.00	N/R	322,189
760	5.125%, 9/01/36	9/16 at 100.00	N/R	692,504
3,000	La Quinta Redevelopment Agency, California, Tax Allocation Bonds, Redevelopment Project	9/11 at 102.00	A+	3,092,040
	Area 1, Series 2001, 5.000%, 9/01/21 – AMBAC Insured
4,315	Los Angeles Community Redevelopment Agency, California, Lease Revenue Bonds, Manchester	9/15 at 100.00	A1	4,039,228
	Social Services Project, Series 2005, 5.000%, 9/01/37 – AMBAC Insured
8,175	Los Angeles, California, Municipal Improvement Corporation, Lease Revenue Bonds, Police	1/17 at 100.00	A+	8,190,042
	Headquarters, Series 2006A, 4.750%, 1/01/31 – FGIC Insured
1,895	Murrieta, California, Special Tax Bonds, Community Facilities District 2000-2, The Oaks	9/14 at 100.00	N/R	1,897,672
	Improvement Area A, Series 2004A, 5.900%, 9/01/27
2,580	Oakland Redevelopment Agency, California, Subordinate Lien Tax Allocation Bonds, Central	3/13 at 100.00	A	2,687,096
	District Redevelopment Project, Series 2003, 5.500%, 9/01/18 – FGIC Insured
3,605	Oakland State Building Authority, California, Lease Revenue Bonds, Elihu M. Harris State	10/10 at 100.00	A2	3,607,560
	Office Building, Series 1998A, 5.000%, 4/01/23 – AMBAC Insured
2,280	Ontario Redevelopment Financing Authority, California, Lease Revenue Bonds, Capital Projects,	8/11 at 101.00	A+	2,389,850
	Series 2001, 5.250%, 8/01/18 – AMBAC Insured
1,000	Orange County, California, Special Tax Bonds, Community Facilities District 03-1 of Ladera	8/12 at 101.00	N/R	1,011,090
	Ranch, Series 2004A, 5.500%, 8/15/24
5,000	Palm Springs Financing Authority, California, Lease Revenue Bonds, Convention Center Project,	11/14 at 102.00	A	5,156,300
	Refunding Series 2004A, 5.500%, 11/01/35 – NPFG Insured
1,120	Panama-Buena Vista Union School District, California, Certificates of Participation, School	9/16 at 100.00	A1	1,205,064
	Construction Project, Series 2006, 5.000%, 9/01/23 – NPFG Insured
8,750	Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los Medanos Community	No Opt. Call	A+	4,227,388
	Development Project, Series 1999, 0.000%, 8/01/23 – AMBAC Insured
635	Rialto Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series	9/15 at 100.00	A–	597,478
	2005A, 5.000%, 9/01/35 – SYNCORA GTY Insured
85	Riverside Public Financing Authority, California, Revenue Bonds, Multiple Project Loans,	2/11 at 100.00	N/R	85,814
	Series 1991A, 8.000%, 2/01/18
820	Roseville, California, Certificates of Participation, Public Facilities, Series 2003A, 5.000%,	8/13 at 100.00	AA–	833,858
	8/01/25 – AMBAC Insured
2,200	San Jose Financing Authority, California, Lease Revenue Refunding Bonds, Convention Center	9/11 at 100.00	AA+	2,289,430
	Project, Series 2001F, 5.000%, 9/01/20 – NPFG Insured
875	San Jose Redevelopment Agency, California, Housing Set-Aside Tax Allocation Bonds, Merged Area	8/20 at 100.00	A1	897,488
	Redevelopment Project, Series 2010A-1, 5.500%, 8/01/35
1,365	San Mateo Union High School District, San Mateo County, California, Certificates of	12/17 at 100.00	AA–	1,341,836
	Participation, Phase 1, Series 2007A, 5.000%, 12/15/30 – AMBAC Insured
4,625	Santa Clara Redevelopment Agency, California, Tax Allocation Bonds, Bayshore North Project,	6/13 at 100.00	A	4,843,901
	Series 2003, 5.000%, 6/01/17 – NPFG Insured
6,870	Vernon Redevelopment Agency, California, Tax Allocation Bonds, Industrial Redevelopment	9/15 at 100.00	A	6,323,285
	Project, Series 2005, 5.000%, 9/01/35 – NPFG Insured
2,175	Washington Unified School District, Yolo County, California, Certificates of Participation,	8/17 at 100.00	A	2,218,652
	Series 2007, 5.125%, 8/01/37 – AMBAC Insured
91,795	Total Tax Obligation/Limited			87,254,636
	Transportation – 11.1% (7.5% of Total Investments)
2,210	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series	4/16 at 100.00	AA	2,336,189
	2006F, 5.000%, 4/01/31 (UB)
2,450	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series	4/18 at 100.00	AA	3,186,642
	2008, Trust 3211, 13.243%, 10/01/32 (IF)
8,300	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Series	1/11 at 100.00	A	7,600,891
	1995A, 5.000%, 1/01/35 – NPFG Insured

44 Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Transportation (continued)
$ 10,500	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding	1/14 at 101.00	BBB–	$ 10,685,115
	Bonds, Series 1999, 5.875%, 1/15/29
7,940	Port of Oakland, California, Revenue Bonds, Series 2000K, 5.750%, 11/01/29 – FGIC Insured	11/10 at 100.00	A	7,943,414
3,000	San Francisco Airports Commission, California, Revenue Refunding Bonds, San Francisco	5/11 at 100.00	A1	3,070,290
	International Airport, Second Series 2001, Issue 27B, 5.250%, 5/01/18 – FGIC Insured
3,665	San Francisco Airports Commission, California, Revenue Refunding Bonds, San Francisco	5/12 at 100.00	A1	3,858,769
	International Airport, Second Series 2002, Issue 28A, 5.250%, 5/01/18 – NPFG Insured
	(Alternative Minimum Tax)
38,065	Total Transportation			38,681,310
	U.S. Guaranteed – 15.0% (10.2% of Total Investments) (4)
9,750	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A, 5.125%,	5/12 at 101.00	Aaa	10,626,428
	5/01/18 (Pre-refunded 5/01/12)
3,000	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, North	11/10 at 100.00	Aaa	3,606,630
	County Recycling Center, Series 1991A, 6.750%, 7/01/17 (ETM)
3,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/13 at 100.00	AAA	3,503,160
	Bonds, Series 2003A-1, 6.750%, 6/01/39 (Pre-refunded 6/01/13)
1,985	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series	7/11 at 100.00	AA– (4)	2,071,427
	2001A-2, 5.375%, 7/01/20 (Pre-refunded 7/01/11) – NPFG Insured
	Monterey County, California, Certificates of Participation, Master Plan Financing, Series 2001:
2,075	5.000%, 8/01/19 (Pre-refunded 8/01/11) – MBIA Insured	8/11 at 100.00	A3 (4)	2,163,769
3,000	5.000%, 8/01/26 (Pre-refunded 8/01/11) – MBIA Insured	8/11 at 100.00	A3 (4)	3,128,340
4,000	Puerto Rico Infrastructure Financing Authority, Special Obligation Bonds, Series 2000A,	10/10 at 101.00	AAA	4,057,680
	5.500%, 10/01/32 (Pre-refunded10/01/10)
2,000	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 2002E,	No Opt. Call	AAA	2,665,860
	6.000%, 8/01/26 – AGC Insured (ETM)
2,000	San Francisco Airports Commission, California, Revenue Refunding Bonds, San Francisco	5/11 at 100.00	A1 (4)	2,065,500
	International Airport, Second Series 2001, Issue 27B, 5.250%, 5/01/18 (Pre-refunded 5/01/11) –
	FGIC Insured
17,670	San Francisco City and County Public Utilities Commission, California, Water Revenue Bonds,	11/11 at 100.00	AAA	18,648,211
	Series 2001A, 5.000%, 11/01/24 (Pre-refunded 11/01/11) – AGM Insured
48,480	Total U.S. Guaranteed			52,537,005
	Utilities – 16.0% (10.8% of Total Investments)
2,000	Anaheim Public Finance Authority, California, Revenue Refunding Bonds, Electric Generating	10/12 at 100.00	AAA	2,163,340
	System, Series 2002B, 5.250%, 10/01/18 – AGM Insured
1,810	Anaheim Public Finance Authority, California, Second Lien Electric Distribution Revenue Bonds,	10/14 at 100.00	A+	1,966,601
	Series 2004, 5.250%, 10/01/21 – NPFG Insured
10,350	California Pollution Control Financing Authority, Revenue Bonds, San Diego Gas and Electric	No Opt. Call	Aa3	12,262,266
	Company, Series 1991A, 6.800%, 6/01/15 (Alternative Minimum Tax)
4,000	Imperial Irrigation District, California, Certificates of Participation, Electric System	11/13 at 100.00	AAA	4,426,200
	Revenue Bonds, Series 2003, 5.250%, 11/01/23 – AGM Insured
3,855	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series	No Opt. Call	A	3,887,305
	2007A, 5.500%, 11/15/37
3,015	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series	7/11 at 100.00	Aa3	3,123,751
	2001A-2, 5.375%, 7/01/20 – NPFG Insured
5,000	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series	7/15 at 100.00	AAA	5,299,800
	2005A-1, 5.000%, 7/01/31 – AGM Insured (UB)
5,225	Los Angeles, California, Sanitation Equipment Charge Revenue Bonds, Series 2001A, 5.250%,	2/11 at 100.00	AAA	5,333,994
	2/01/18 – AGM Insured
1,025	Los Angeles, California, Sanitation Equipment Charge Revenue Bonds, Series 2004A, 5.000%,	2/14 at 100.00	AA	1,128,187
	2/01/22 – AMBAC Insured
	Merced Irrigation District, California, Electric System Revenue Bonds, Series 2005:
1,260	5.125%, 9/01/31 – SYNCORA GTY Insured	9/15 at 100.00	N/R	1,179,259
2,800	5.250%, 9/01/36 – SYNCORA GTY Insured	9/15 at 100.00	N/R	2,594,536

Nuveen Investments 45

Nuveen California Select Quality Municipal Fund, Inc. (continued)
NVC Portfolio of Investments August 31, 2010 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Utilities (continued)
$ 4,360	Sacramento Municipal Utility District, California, Electric Revenue Refunding Bonds, Series	8/12 at 100.00	AAA	$ 4,638,953
	2002Q, 5.250%, 8/15/19 – AGM Insured
3,805	Southern California Public Power Authority, California, Milford Wind Corridor Phase I Revenue	No Opt. Call	AA–	4,212,782
	Bonds, Series 2010-1, 5.000%, 7/01/28
3,460	Southern California Public Power Authority, Revenue Bonds, Magnolia Power Project, Series	7/13 at 100.00	AA–	3,807,799
	2003-1A, 5.000%, 7/01/20 – AMBAC Insured
51,965	Total Utilities			56,024,773
	Water and Sewer – 11.6% (7.8% of Total Investments)
1,185	Burbank, California, Wastewater System Revenue Bonds, Series 2004A, 5.000%, 6/01/24 –	6/14 at 100.00	AA+	1,248,172
	AMBAC Insured
890	Healdsburg Public Financing Authority, California, Wastewater Revenue Bonds, Series 2006,	4/16 at 100.00	AA–	909,082
	5.000%, 4/01/36 – NPFG Insured
1,250	Indio Water Authority, California, Water Revenue Bonds, Series 2006, 5.000%, 4/01/31 –	4/16 at 100.00	A+	1,288,913
	AMBAC Insured
4,705	Madera Irrigation District. California, Water Revenue Refunding Bonds, Series 2008,	1/18 at 100.00	A–	4,928,440
	5.500%, 1/01/38
3,750	Metropolitan Water District of Southern California, Water Revenue Bonds, Series 2004B-3,	10/14 at 100.00	AAA	3,995,250
	5.000%, 10/01/29 – NPFG Insured
1,510	Orange County Sanitation District, California, Certificates of Participation, Series 2007,	2/19 at 100.00	AAA	2,002,864
	Trust 3020, 17.095%, 2/01/35 (IF)
2,000	Pico Rivera Water Authority, California, Revenue Bonds, Series 2001A, 6.250%, 12/01/32	12/11 at 102.00	N/R	1,987,880
2,525	Sacramento County Sanitation District Financing Authority, California, Revenue Refunding	No Opt. Call	AA	3,138,878
	Bonds, Series 2001, 5.500%, 12/01/20 – AMBAC Insured
11,320	San Diego Public Facilities Financing Authority, California, Sewerage Revenue Bonds, Refunding	5/20 at 100.00	Aa3	13,263,078
	Series 2010A, 5.250%, 5/15/25
	San Francisco City and County Public Utilities Commission, California, Clean Water Revenue
	Refunding Bonds, Series 2003A:
2,120	5.250%, 10/01/19 – NPFG Insured	4/13 at 100.00	AA–	2,315,316
2,960	5.250%, 10/01/20 – NPFG Insured	4/13 at 100.00	AA–	3,230,337
2,000	West Basin Municipal Water District, California, Certificates of Participation, Refunding	8/18 at 100.00	AAA	2,144,320
	Series 2008B, 5.000%, 8/01/28 – AGC Insured
36,215	Total Water and Sewer			40,452,530
$ 543,503	Total Investments (cost $496,451,541) – 148.1%			517,304,771
	Floating Rate Obligations – (5.9)%			(20,585,000)
	Variable Rate Demand Preferred Shares, at Liquidation Value – (45.5)% (5)			(158,900,000)
	Other Assets Less Liabilities – 3.3%			11,576,889
	Net Assets Applicable to Common Shares – 100%			$ 349,396,660

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor‘s Group (“Standard & Poor‘s”), Moody’s Investor Service, Inc. (“Moody‘s”) or Fitch, Inc. (“Fitch”) rating.
Ratings below BBB by Standard & Poor‘s, Baa by Moody‘s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 30.7%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Footnote 1 – General Information
and Significant Accounting Policies, Inverse Floating Rate Securities for more information.
See accompanying notes to financial statements.

46 Nuveen Investments

Nuveen California Quality Income Municipal Fund, Inc.
NUC	Portfolio of Investments
August 31, 2010 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 5.6% (3.7% of Total Investments)
$ 5,000	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	Baa3	$ 5,001,950
	Alameda County Tobacco Asset Securitization Corporation, Series 2002, 5.750%, 6/01/29
885	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds,	6/15 at 100.00	BBB	835,617
	Sonoma County Tobacco Securitization Corporation, Series 2005, 4.250%, 6/01/21
4,230	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	Baa3	3,799,894
	Stanislaus County Tobacco Funding Corporation, Series 2002A, 5.500%, 6/01/33
7,425	California Statewide Financing Authority, Tobacco Settlement Asset-Backed Bonds, Pooled	5/12 at 100.00	Baa3	7,344,067
	Tobacco Securitization Program, Series 2002A, 5.625%, 5/01/29
3,370	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/22 at 100.00	BBB	2,114,237
	Bonds, Series 2007A-2, 0.000%, 6/01/37
20,910	Total Consumer Staples			19,095,765
	Education and Civic Organizations – 8.5% (5.6% of Total Investments)
280	California Educational Facilities Authority, Revenue Bonds, University of Redlands, Series	10/15 at 100.00	A3	281,173
	2005A, 5.000%, 10/01/35
1,935	California Educational Facilities Authority, Revenue Bonds, University of Southern California,	10/18 at 100.00	AA+	2,522,930
	Tender Option Bond Trust 09-11B, 17.064%, 10/01/38 (IF)
2,785	California Educational Facilities Authority, Revenue Bonds, University of the Pacific, Series	11/10 at 100.00	A2	2,790,932
	2000, 5.750%, 11/01/30 – NPFG Insured
	California Educational Facilities Authority, Revenue Bonds, University of the Pacific, Series 2006:
195	5.000%, 11/01/21	11/15 at 100.00	A2	210,255
260	5.000%, 11/01/25	11/15 at 100.00	A2	273,502
3,425	California Infrastructure Economic Development Bank, Revenue Bonds, J. David Gladstone	10/11 at 101.00	A–	3,425,514
	Institutes, Series 2001, 5.250%, 10/01/34
4,640	California State Public Works Board, Lease Revenue Bonds, University of California Regents,	3/18 at 100.00	Aa2	4,896,963
	Tender Option Bond Trust 1065, 9.041%, 3/01/33 (IF)
4,000	California State Public Works Board, Lease Revenue Refunding Bonds, Community Colleges	9/10 at 100.00	A2	4,015,520
	Projects, Series 1996B, 5.625%, 3/01/19 – AMBAC Insured
6,400	California State University, Systemwide Revenue Bonds, Series 2002A, 5.000%, 11/01/20 –	11/12 at 100.00	Aa2	6,874,944
	AMBAC Insured
1,000	San Diego County, California, Certificates of Participation, Burnham Institute, Series 2006,	9/15 at 102.00	Baa3	911,500
	5.000%, 9/01/34
2,500	University of California, General Revenue Bonds, Series 2003A, 5.000%, 5/15/33 –	5/13 at 100.00	Aa1	2,560,450
	AMBAC Insured (UB)
27,420	Total Education and Civic Organizations			28,763,683
	Health Care – 21.4% (14.0% of Total Investments)
1,750	ABAG Finance Authority for Non-Profit Corporations, California, Cal-Mortgage Insured Revenue	4/12 at 100.00	A–	1,786,855
	Bonds, Sansum-Santa Barbara Medical Foundation Clinic, Series 2002A, 5.500%, 4/01/21
640	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanante System,	4/16 at 100.00	A+	642,758
	Series 2006, 5.000%, 4/01/37
14,550	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007A,	11/16 at 100.00	Aa3	14,745,552
	5.250%, 11/15/46 (UB)
2,855	California Municipal Financing Authority, Certificates of Participation, Community Hospitals	2/17 at 100.00	Baa2	2,659,832
	of Central California, Series 2007, 5.250%, 2/01/46
1,225	California State Public Works Board, Revenue Bonds, University of California – Davis Medical	11/14 at 100.00	Aa2	1,307,222
	Center, Series 2004II-A, 5.000%, 11/01/23 – NPFG Insured
370	California Statewide Community Development Authority, Certificates of Participation,	No Opt. Call	A2	389,362
	Cedars-Sinai Medical Center, Series 1992, 6.500%, 8/01/12
	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity
	Health System, Series 2005A:
3,425	5.250%, 7/01/24	7/15 at 100.00	BBB	3,408,115
1,500	5.250%, 7/01/30	7/15 at 100.00	BBB	1,383,480

Nuveen Investments 47

NUC Nuveen California Quality Income Municipal Fund, Inc. (continued)
Portfolio of Investments August 31, 2010 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$ 17,075	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanante System,	3/16 at 100.00	A+	$ 17,099,417
	Series 2006, 5.000%, 3/01/41
3,015	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System,	8/16 at 100.00	A+	3,090,285
	Series 2001C, 5.250%, 8/01/31
17,470	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Series	8/17 at 100.00	Aa3	17,725,761
	2007C, 5.000%, 8/15/38 – AMBAC Insured (UB)
1,571	California Statewide Communities Development Authority, Revenue Bonds, Saint Joseph Health	7/18 at 100.00	AAA	1,827,450
	System, Trust 2554, 18.104%, 7/01/47 – AGM Insured (IF)
1,000	Loma Linda, California, Hospital Revenue Bonds, Loma Linda University Medical Center, Series	12/15 at 100.00	BBB	967,000
	2005A, 5.000%, 12/01/23
3,025	Loma Linda, California, Hospital Revenue Bonds, Loma Linda University Medical Center, Series	12/17 at 100.00	BBB	3,467,800
	2008A, 8.250%, 12/01/38
2,000	Madera County, California, Certificates of Participation, Children’s Hospital Central	3/20 at 100.00	A–	2,035,040
	California, Series 2010, 5.375%, 3/15/36
71,471	Total Health Care			72,535,929
	Housing/Multifamily – 2.6% (1.7% of Total Investments)
1,000	Independent Cities Lease Finance Authority, California, Revenue Bonds, Morgan Hill, Hacienda	11/14 at 100.00	N/R	983,570
	Valley Mobile Home Park, Series 2004A, 5.950%, 11/15/39
1,925	Irvine, California, Mobile Home Park Revenue Bonds, Meadows Mobile Home Park, Series 1998A,	9/10 at 100.00	N/R	1,925,962
	5.700%, 3/01/18
2,120	Oceanside, California, Mobile Home Park Revenue Bonds, Laguna Vista Mobile Estates Acquisition	9/10 at 100.00	N/R	2,113,089
	Project, Series 1998, 5.800%, 3/01/28
2,960	Riverside County, California, Mobile Home Park Revenue Bonds, Bravo Mobile Home Park Project,	9/10 at 101.00	N/R	2,927,026
	Series 1999A, 5.900%, 3/20/29
895	Yolo County Housing Authority, California, Revenue Refunding Bonds, Russell Park Apartments,	11/10 at 100.00	Aa2	898,455
	Series 1992A, 7.000%, 11/01/14
8,900	Total Housing/Multifamily			8,848,102
	Housing/Single Family – 6.4% (4.2% of Total Investments)
515	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 2006H,	2/16 at 100.00	A	527,318
	5.750%, 8/01/30 – FGIC Insured (Alternative Minimum Tax)
17,700	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 2006M,	2/16 at 100.00	A	15,931,416
	4.625%, 8/01/26 (Alternative Minimum Tax)
5,000	California State Department of Veteran Affairs, Home Purchase Revenue Bonds, Series 2007B,	12/16 at 100.00	AA	5,077,800
	5.150%, 12/01/27 (Alternative Minimum Tax)
23,215	Total Housing/Single Family			21,536,534
	Industrials – 0.6% (0.4% of Total Investments)
2,000	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste	1/16 at 102.00	BBB	2,045,440
	Management Inc., Series 2002A, 5.000%, 1/01/22 (Alternative Minimum Tax)
	Long-Term Care – 1.0% (0.6% of Total Investments)
3,500	California Statewide Communities Development Authority, Revenue Bonds, Inland Regional Center	12/17 at 100.00	Baa1	3,320,100
	Project, Series 2007, 5.375%, 12/01/37
	Tax Obligation/General – 21.7% (14.2% of Total Investments)
1,900	Azusa Unified School District, Los Angeles County, California, General Obligation Bonds,	7/12 at 100.00	AAA	2,047,705
	Series 2002, 5.375%, 7/01/20 – AGM Insured
80	California, General Obligation Bonds, Series 2000, 5.500%, 6/01/25	11/10 at 100.00	A1	80,280
16,000	California, General Obligation Bonds, Various Purpose Series 2009, 6.000%, 11/01/39	11/19 at 100.00	A1	17,944,960
1,370	Fremont-Newark Community College District, Alameda County, California, General Obligation	8/11 at 101.00	AA	1,448,802
	Bonds, Series 2002A, 5.375%, 8/01/20 – NPFG Insured
3,610	Hartnell Community College District, California, General Obligation Bonds, Series 2006B,	6/16 at 100.00	AAA	3,805,915
	5.000%, 6/01/29 – AGM Insured (UB)
5,255	Livermore Valley Joint Unified School District, Alameda County, California, General Obligation	8/11 at 100.00	AAA	5,492,789
	Bonds, Election of 1999, Series 2001, 5.125%, 8/01/26 – AGM Insured

48 Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$ 2,645	Long Beach Community College District, California, General Obligation Bonds, Series 2005B,	5/15 at 100.00	Aa2	$ 2,759,290
	5.000%, 5/01/30 – FGIC Insured
1,170	Los Angeles Unified School District, California, General Obligation Bonds, Series 2003F,	7/13 at 100.00	AAA	1,293,985
	5.000%, 7/01/17 – AGM Insured
565	Roseville Joint Union High School District, Placer County, California, General Obligation	8/15 at 100.00	AA–	597,855
	Bonds, Series 2006B, 5.000%, 8/01/27 – FGIC Insured
1,500	Sacramento City Unified School District, Sacramento County, California, General Obligation	7/15 at 100.00	Aa2	1,583,805
	Bonds, Series 2005, 5.000%, 7/01/27 – NPFG Insured
6,760	San Diego Unified School District, San Diego County, California, General Obligation Bonds,	7/13 at 101.00	AAA	7,637,448
	Series 2003E, 5.250%, 7/01/21 – AGM Insured
515	San Joaquin Delta Community College District, California, General Obligation Bonds, Series	8/15 at 100.00	AAA	542,341
	2005A, 5.000%, 8/01/29 – AGM Insured
1,500	San Jose Unified School District, Santa Clara County, California, General Obligation Bonds,	8/15 at 100.00	AA	1,614,465
	Series 2005B, 5.000%, 8/01/25 – FGIC Insured
6,865	San Ramon Valley Unified School District, Contra Costa County, California, General Obligation	8/13 at 100.00	AAA	7,490,882
	Bonds, Series 2003, 5.000%, 8/01/23 – AGM Insured (UB)
1,390	South Pasadena Unified School District, Los Angeles County, California, General Obligation	8/13 at 100.00	AA	1,513,418
	Bonds, Series 2003A, 5.000%, 8/01/22 – FGIC Insured
15,000	Upland Unified School District, San Bernardino County, California, General Obligation Bonds,	8/19 at 27.66	Aa2	2,378,250
	Election of 2008 , Series 2008A, 0.000%, 8/01/39
3,925	West Contra Costa Unified School District, Contra Costa County, California, General Obligation	8/11 at 101.00	AAA	4,100,722
	Bonds, Series 2003B, 5.000%, 8/01/23 – AGM Insured
41,725	Yosemite Community College District, California, General Obligation Bonds, Capital	No Opt. Call	AA–	11,301,216
	Appreciation, Election 2004, Series 2010D, 0.000%, 8/01/42
111,775	Total Tax Obligation/General			73,634,128
	Tax Obligation/Limited – 30.6% (20.0% of Total Investments)
1,655	Bell Community Housing Authority, California, Lease Revenue Bonds, Series 2005, 5.000%,	10/15 at 100.00	BB–	1,379,293
	10/01/36 – AMBAC Insured
1,200	Burbank Public Financing Authority, California, Revenue Bonds, West Olive Redevelopment	12/12 at 100.00	BBB+	1,217,592
	Project, Series 2002, 5.125%, 12/01/22 – AMBAC Insured
3,070	California State Public Works Board, Lease Revenue Bonds, Department of General Services,	12/12 at 100.00	A2	3,225,710
	Capital East End Project, Series 2002A, 5.250%, 12/01/16 – AMBAC Insured
2,030	California State Public Works Board, Lease Revenue Bonds, Department of General Services,	3/12 at 100.00	A2	2,067,149
	Series 2002C, 5.250%, 3/01/21 – AMBAC Insured
5,115	California State Public Works Board, Lease Revenue Bonds, Department of Mental Health,	6/14 at 100.00	A2	5,391,773
	Coalinga State Hospital, Series 2004A, 5.500%, 6/01/20
1,000	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series	10/19 at 100.00	A2	1,064,310
	2009G-1, 5.750%, 10/01/30
1,605	California, Economic Recovery Revenue Bonds, Series 2004A, 5.000%, 7/01/15	7/14 at 100.00	Aa3	1,831,193
690	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community	9/15 at 100.00	A	700,819
	Facilities District, Series 2005, 5.000%, 9/01/24 – FGIC Insured
3,000	Coachella Valley Unified School District, Riverside County, California, Certificates of	9/16 at 100.00	N/R	2,873,970
	Participation, Series 2007, 5.000%, 9/01/31 – AMBAC Insured
	Commerce Community Development Commission, California, Tax Allocation Refunding Bonds,
	Merged Area Development Projects 2 and 3, Series 1998A:
1,000	5.650%, 8/01/18	2/11 at 100.00	N/R	1,000,230
2,765	5.700%, 8/01/28	2/11 at 100.00	N/R	2,553,588
1,250	Coronado Community Development Agency, California, Tax Allocation Bonds, Community	9/15 at 100.00	AA–	1,247,650
	Development Project, Series 2005, 5.000%, 9/01/30 – AMBAC Insured
3,065	Corona-Norco Unified School District, Riverside County, California, Special Tax Bonds,	9/13 at 100.00	A	3,103,374
	Community Facilities District 98-1, Series 2003, 5.500%, 9/01/33 – NPFG Insured
1,000	Fremont, California, Special Tax Bonds, Community Facilities District 1, Pacific Commons,	3/11 at 101.00	N/R	1,011,650
	Series 2005, 6.300%, 9/01/31

Nuveen Investments 49

NUC Nuveen California Quality Income Municipal Fund, Inc. (continued)
Portfolio of Investments August 31, 2010 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$ 8,435	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/15 at 100.00	AAA	$ 8,437,868
	Asset-Backed Revenue Bonds, Series 2005A, 5.000%, 6/01/35 – FGIC Insured
3,205	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement	6/15 at 100.00	A2	2,518,502
	Asset-Backed Revenue Bonds, Series 2005A, 2215-1, 13.360%, 6/01/45 – FGIC Insured (IF)
	Irvine, California, Unified School District, Community Facilities District Special Tax Bonds,
	Series 2006A:
320	5.000%, 9/01/26	9/16 at 100.00	N/R	312,426
735	5.125%, 9/01/36	9/16 at 100.00	N/R	669,725
3,245	Los Angeles Community Redevelopment Agency, California, Lease Revenue Bonds, Manchester	9/15 at 100.00	A1	3,037,612
	Social Services Project, Series 2005, 5.000%, 9/01/37 – AMBAC Insured
1,350	Los Angeles Community Redevelopment Agency, California, Subordinate Lien Tax Allocation Bonds,	3/13 at 100.00	BBB–	1,362,596
	Bunker Hill Redevelopment Project, Series 2004L, 5.100%, 3/01/19
4,850	Los Angeles County Metropolitan Transportation Authority, California, Proposition A First Tier	7/13 at 100.00	AAA	5,389,126
	Senior Sales Tax Revenue Bonds, Series 2003A, 5.000%, 7/01/16 – AGM Insured
15,300	Ontario Redevelopment Financing Authority, San Bernardino County, California, Revenue	No Opt. Call	A	18,549,261
	Refunding Bonds, Redevelopment Project 1, Series 1995, 7.400%, 8/01/25 – NPFG Insured
2,000	Palm Springs Financing Authority, California, Lease Revenue Bonds, Convention Center Project,	11/14 at 102.00	A	2,062,520
	Refunding Series 2004A, 5.500%, 11/01/35 – NPFG Insured
1,170	Panama-Buena Vista Union School District, California, Certificates of Participation, School	9/16 at 100.00	A1	1,248,905
	Construction Project, Series 2006, 5.000%, 9/01/24 – NPFG Insured
	Redding Redevelopment Agency, California, Tax Allocation Bonds, Canby-Hilltop-Cypress Area
	Project, Series 2003A:
1,500	5.000%, 9/01/17 – NPFG Insured	9/13 at 100.00	A	1,570,305
1,500	5.000%, 9/01/20 – NPFG Insured	9/13 at 100.00	A	1,545,780
600	Rialto Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series	9/15 at 100.00	A–	564,546
	2005A, 5.000%, 9/01/35 – SYNCORA GTY Insured
4,320	Richmond Joint Powers Financing Authority, California, Tax Allocation Bonds, Series 2003A,	9/13 at 100.00	A+	4,455,821
	5.250%, 9/01/22 – NPFG Insured
3,375	Riverside County Redevelopment Agency, California, Interstate 215 Corridor Redevelopment	10/20 at 100.00	A–	3,479,186
	Project Area Tax Allocation Bonds, Series 2010E, 6.500%, 10/01/40
	Rohnert Park Community Development Commission, California, Redevelopment Project Tax
	Allocation Bonds, Series 2007R:
585	5.000%, 8/01/37 – FGIC Insured	8/17 at 100.00	N/R	641,979
1,415	5.000%, 8/01/37 – FGIC Insured	8/17 at 100.00	A	1,324,638
745	Roseville, California, Certificates of Participation, Public Facilities, Series 2003A, 5.000%,	8/13 at 100.00	AA–	757,591
	8/01/25 – AMBAC Insured
8,625	Sacramento City Financing Authority, California, Capital Improvement Revenue Bonds, 300	12/16 at 100.00	Aa3	8,618,100
	Richards Boulevard, Series 2006C, 5.000%, 12/01/36 – AMBAC Insured
2,500	San Jose Financing Authority, California, Lease Revenue Refunding Bonds, Convention Center	9/11 at 100.00	AA+	2,601,625
	Project, Series 2001F, 5.000%, 9/01/20 – NPFG Insured
875	San Jose Redevelopment Agency, California, Housing Set-Aside Tax Allocation Bonds, Merged Area	8/20 at 100.00	A1	897,488
	Redevelopment Project, Series 2010A-1, 5.500%, 8/01/35
2,770	Santa Ana Community Redevelopment Agency, Orange County, California, Tax Allocation Refunding	9/13 at 100.00	A	2,834,375
	Bonds, South Main Street Redevelopment, Series 2003B, 5.000%, 9/01/19 – FGIC Insured
2,090	Washington Unified School District, Yolo County, California, Certificates of Participation,	8/17 at 100.00	A	2,131,946
	Series 2007, 5.125%, 8/01/37 – AMBAC Insured
99,955	Total Tax Obligation/Limited			103,680,222
	Transportation – 7.2% (4.7% of Total Investments)
3,950	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series	4/16 at 100.00	AA	4,175,545
	2006F, 5.000%, 4/01/31 (UB)
970	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series	4/18 at 100.00	AA	1,261,650
	2008, Trust 3211, 13.243%, 10/01/32 (IF)
11,000	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding	1/14 at 101.00	BBB–	11,193,930
	Bonds, Series 1999, 5.875%, 1/15/29

50 Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Transportation (continued)
$ 2,000	Orange County Transportation Authority, California, Toll Road Revenue Bonds, 91 Express Lanes	8/13 at 100.00	A1	$ 2,177,420
	Project, Series 2003A, 5.000%, 8/15/20 – AMBAC Insured
	San Francisco Airports Commission, California, Revenue Refunding Bonds, San Francisco
	International Airport, Second Series 2002, Issue 28A:
1,480	5.250%, 5/01/17 – NPFG Insured (Alternative Minimum Tax)	5/12 at 100.00	A1	1,561,252
3,865	5.250%, 5/01/19 – NPFG Insured (Alternative Minimum Tax)	5/12 at 100.00	A1	4,043,331
23,265	Total Transportation			24,413,128
	U.S. Guaranteed – 28.6% (18.7% of Total Investments) (4)
6,145	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma	6/12 at 100.00	N/R (4)	6,503,806
	County Tobacco Funding Corporation, Series 2002B, 5.500%, 6/01/30 (Pre-refunded 6/01/12)
9,000	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A, 5.125%,	5/12 at 101.00	Aaa	9,809,010
	5/01/18 (Pre-refunded 5/01/12)
6,190	California Educational Facilities Authority, Revenue Bonds, University of the Pacific, Series	11/10 at 100.00	A2 (4)	6,247,381
	2000, 5.750%, 11/01/30 (Pre-refunded 11/01/10) – MBIA Insured
8,000	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, North	11/10 at 100.00	Aaa	9,617,680
	County Recycling Center, Series 1991A, 6.750%, 7/01/17 (ETM)
1,965	California State, General Obligation Bonds, Series 2002, 5.250%, 4/01/32 (Pre-refunded 4/01/12)	4/12 at 100.00	AAA	2,118,349
1,515	California Statewide Community Development Authority, Water and Wastewater Revenue Bonds,	10/13 at 101.00	AAA	1,753,128
	Pooled Financing Program, Series 2004A, 5.250%, 10/01/24 (Pre-refunded 10/01/13) –
	AGM Insured
1,110	California, Economic Recovery Revenue Bonds, Series 2004A, 5.000%, 7/01/15	7/14 at 100.00	AAA	1,293,650
	(Pre-refunded 7/01/14)
2,500	California, General Obligation Bonds, Series 2004, 5.125%, 2/01/27 (Pre-refunded 2/01/14)	2/14 at 100.00	AAA	2,885,500
4,440	Coast Community College District, Orange County, California, General Obligation Refunding	8/13 at 100.00	Aa2 (4)	5,008,276
	Bonds, Series 2003A, 5.000%, 8/01/22 (Pre-refunded 8/01/13) – NPFG Insured
1,615	Compton Unified School District, Los Angeles County, California, General Obligation Bonds,	9/13 at 100.00	A (4)	1,853,729
	Series 2003A, 5.375%, 9/01/19 (Pre-refunded 9/01/13) – NPFG Insured
12,805	Contra Costa County, California, GNMA Mortgage-Backed Securities Program Home Mortgage	No Opt. Call	AAA	17,667,827
	Revenue Bonds, Series 1988, 8.250%, 6/01/21 (Alternative Minimum Tax) (ETM)
3,000	Daly City Housing Development Finance Agency, California, Mobile Home Park Revenue Bonds,	12/13 at 102.00	N/R (4)	3,560,490
	Franciscan Mobile Home Park Project, Series 2002A, 5.850%, 12/15/32 (Pre-refunded 12/15/13)
3,005	Monterey County, California, Certificates of Participation, Master Plan Financing, Series	8/11 at 100.00	A3 (4)	3,133,554
	2001, 5.000%, 8/01/20 (Pre-refunded 8/01/11) – NPFG Insured
2,375	Moreno Valley Unified School District, Riverside County, California, General Obligation Bonds,	8/14 at 100.00	AAA	2,802,761
	Series 2004A, 5.250%, 8/01/24 (Pre-refunded 8/01/14) – AGM Insured
5,000	Puerto Rico Infrastructure Financing Authority, Special Obligation Bonds, Series 2000A,	10/10 at 101.00	AAA	5,072,100
	5.500%, 10/01/32 (Pre-refunded 10/01/10)
2,685	Sacramento County, California, Airport System Revenue Bonds, Series 2002A, 5.250%, 7/01/21	7/12 at 100.00	AAA	2,930,141
	(Pre-refunded 7/01/12) – AGM Insured
9,955	San Bernardino County, California, GNMA Mortgage-Backed Securities Program Single Family Home	No Opt. Call	AAA	11,392,004
	Mortgage Revenue Bonds, Series 1989A, 7.750%, 11/01/14 (Alternative Minimum Tax) (ETM)
3,000	San Francisco Airports Commission, California, Revenue Refunding Bonds, San Francisco	5/12 at 100.00	A1 (4)	3,248,160
	International Airport, Second Series 2002, Issue 28B, 5.250%, 5/01/22 (Pre-refunded 5/01/12) –
	NPFG Insured
84,305	Total U.S. Guaranteed			96,897,546
	Utilities – 8.0% (5.3% of Total Investments)
3,695	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series	No Opt. Call	A	3,487,600
	2007A, 5.000%, 11/15/35
500	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series	7/15 at 100.00	AAA	529,980
	2005A-1, 5.000%, 7/01/31 – AGM Insured (UB)
	Merced Irrigation District, California, Electric System Revenue Bonds, Series 2005:
1,235	5.125%, 9/01/31 – SYNCORA GTY Insured	9/15 at 100.00	N/R	1,155,861
1,500	5.250%, 9/01/36 – SYNCORA GTY Insured	9/15 at 100.00	N/R	1,389,930
5,000	Merced Irrigation District, California, Revenue Certificates of Participation, Electric System	9/13 at 102.00	Baa3	4,826,050
	Project, Series 2003, 5.700%, 9/01/36

Nuveen Investments 51

NUC Nuveen California Quality Income Municipal Fund, Inc. (continued)
Portfolio of Investments August 31, 2010 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Utilities (continued)
$ 1,200	Sacramento Municipal Utility District, California, Electric Revenue Bonds, Series 2004T,	No Opt. Call	A+	$ 1,326,852
	5.250%, 5/15/23 – FGIC Insured
2,410	Sacramento Municipal Utility District, California, Electric Revenue Refunding Bonds, Series	8/12 at 100.00	AAA	2,586,171
	2002Q, 5.250%, 8/15/21 – AGM Insured
1,500	Southern California Public Power Authority, California, Milford Wind Corridor Phase I Revenue	No Opt. Call	AA–	1,660,755
	Bonds, Series 2010-1, 5.000%, 7/01/28
4,000	Southern California Public Power Authority, Revenue Bonds, Magnolia Power Project, Series	7/13 at 100.00	AA–	4,402,080
	2003-1A, 5.000%, 7/01/20 – AMBAC Insured
5,500	Southern California Public Power Authority, Revenue Bonds, Multiple Projects, Series 1989,	No Opt. Call	A+	5,788,530
	6.750%, 7/01/11
26,540	Total Utilities			27,153,809
	Water and Sewer – 10.5% (6.9% of Total Investments)
5,525	California Statewide Community Development Authority, Water and Wastewater Revenue Bonds,	10/13 at 101.00	AAA	6,073,963
	Pooled Financing Program, Series 2004A, 5.250%, 10/01/24 – AGM Insured
1,600	Eastern Municipal Water District, California, Water and Sewerage System Revenue Certificates	7/18 at 100.00	AA	2,212,160
	of Participation, Tender Option Bond Trust 3220, 14.187%, 7/01/28 (IF)
	Goleta Water District, California, Certificates of Participation Revenue Bonds, Series 2003:
1,000	5.250%, 12/01/20 – NPFG Insured	12/13 at 100.00	A	1,114,720
1,440	5.250%, 12/01/21 – NPFG Insured	12/13 at 100.00	A	1,605,197
1,205	5.250%, 12/01/22 – NPFG Insured	12/13 at 100.00	A	1,327,922
850	Healdsburg Public Financing Authority, California, Wastewater Revenue Bonds, Series 2006,	4/16 at 100.00	AA–	868,224
	5.000%, 4/01/36 – NPFG Insured
1,250	Indio Water Authority, California, Water Revenue Bonds, Series 2006, 5.000%, 4/01/31 –	4/16 at 100.00	A+	1,288,913
	AMBAC Insured
670	Metropolitan Water District of Southern California, Waterworks Revenue Bonds, Tender Option	7/19 at 100.00	AAA	929,290
	Bond Trust 09-8B, 16.914%, 7/01/35 (IF)
9,370	San Diego Public Facilities Financing Authority, California, Sewerage Revenue Bonds, Refunding	5/20 at 100.00	Aa3	10,775,594
	Series 2010A, 5.250%, 5/15/27
5,375	San Francisco City and County Public Utilities Commission, California, Water Revenue Bonds,	11/12 at 100.00	Aa2	5,903,900
	Series 2002A, 5.000%, 11/01/19 – NPFG Insured
	Turlock Public Finance Authority, California, Sewerage Revenue Bonds, Series 2003A:
1,565	5.000%, 9/15/19 – FGIC Insured	9/13 at 100.00	AA	1,718,730
1,650	5.000%, 9/15/20 – FGIC Insured	9/13 at 100.00	AA	1,812,080
31,500	Total Water and Sewer			35,630,693
$ 534,756	Total Investments (cost $486,360,767) – 152.7%			517,555,079
	Floating Rate Obligations – (9.0)%			(30,440,000)
	Variable Rate Demand Preferred Shares, at Liquidation Value – (46.6)% (5)			(158,100,000)
	Other Assets Less Liabilities – 2.9%			10,006,022
	Net Assets Applicable to Common Shares – 100%			$ 339,021,101

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating.
Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 30.5%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Footnote 1 – General Information
and Significant Accounting Policies, Inverse Floating Rate Securities for more information.
See accompanying notes to financial statements.

52 Nuveen Investments

Statement of
Assets & Liabilities
August 31, 2010 (Unaudited)

			California
	California	California	Performance	California
	Value	Value 2	Plus	Opportunity
	(NCA)	(NCB)	(NCP)	(NCO)
Assets
Investments, at value (cost $238,180,256, $46,523,726, $266,967,530 and
$165,596,382, respectively)	$250,795,237	$53,358,884	$275,825,848	$172,557,775
Cash	—	177,843	922,107	—
Cash equivalents	—	—	—	—
Receivables:
Interest	2,940,687	677,320	4,350,785	2,250,447
Investments sold	760,000	—	3,000,000	1,512,723
Deferred offering costs	—	—	—	914,924
Other assets	20,677	171	81,617	45,311
Total assets	254,516,601	54,214,218	284,180,357	177,281,180
Liabilities
Cash overdraft	160,838	—	—	269,147
Floating rate obligations	4,490,000	—	10,135,000	4,285,000
Payables:
Auction Rate Preferred shares noticed for redemption, at liquidation value	—	—	—	—
Auction Rate Preferred share dividends	—	—	5,087	—
Common share dividends	870,844	183,894	847,372	581,250
Offering costs	—	—	—	365,076
Variable Rate Demand Preferred shares, at liquidation value	—	—	—	49,800,000
Accrued expenses:
Management fees	115,502	29,318	151,717	95,666
Other	132,286	18,758	134,439	59,079
Total liabilities	5,769,470	231,970	11,273,615	55,455,218
Auction Rate Preferred shares, at liquidation value	N/A	N/A	80,350,000	—
Net assets applicable to Common shares	$248,747,131	$53,982,248	$192,556,742	$121,825,962
Common shares outstanding	25,253,681	3,287,900	12,937,442	8,143,348
Net asset value per Common share outstanding (net assets applicable
to Common shares, divided by Common shares outstanding)	$9.85	$16.42	$14.88	$14.96
Net assets applicable to Common shares consist of:
Common shares, $.01 par value per share	$252,537	$32,879	$129,374	$81,433
Paid-in surplus	237,696,722	46,967,862	181,045,841	113,647,072
Undistributed (Over-distribution of) net investment income	943,904	122,764	3,567,743	1,862,029
Accumulated net realized gain (loss)	(2,761,013)	23,585	(1,044,534)	(725,965)
Net unrealized appreciation (depreciation)	12,614,981	6,835,158	8,858,318	6,961,393
Net assets applicable to Common shares	$248,747,131	$53,982,248	$192,556,742	$121,825,962
Authorized shares:
Common	250,000,000	Unlimited	200,000,000	200,000,000
Auction Rate Preferred	N/A	N/A	1,000,000	1,000,000
Variable Rate Demand Preferred	—	—	—	Unlimited
N/A – Fund is not authorized to issue Auction Rate Preferred shares.

See accompanying notes to financial statements.

Nuveen Investments 53

Statement of
Assets & Liabilities (continued)
August 31, 2010 (Unaudited)

	California	California	California
	Investment	Select	Quality
	Quality	Quality	Income
	(NQC)	(NVC)	(NUC)
Assets
Investments, at value (cost $295,845,944, $496,451,541
and $486,360,767, respectively)	$308,504,769	$517,304,771	$517,555,079
Cash	—	1,902,626	—
Cash equivalents(1)	—	158,076,994	157,272,779
Receivables:
Interest	4,796,330	7,617,896	7,388,088
Investments sold	—	3,590,925	4,060,200
Deferred offering costs	—	836,255	834,258
Other assets	81,513	225,247	232,443
Total assets	313,382,612	689,554,714	687,342,847
Liabilities
Cash overdraft	566,064	—	8,484
Floating rate obligations	14,230,000	20,585,000	30,440,000
Payables:
Auction Rate Preferred shares noticed for redemption, at liquidation value	—	158,025,000	157,225,000
Auction Rate Preferred share dividends	2,356	11,556	6,754
Common share dividends	928,548	1,689,024	1,613,919
Offering costs	—	438,500	438,500
Variable Rate Demand Preferred shares, at liquidation value	—	158,900,000	158,100,000
Accrued expenses:
Management fees	164,271	277,159	271,431
Other	137,744	231,815	217,658
Total liabilities	16,028,983	340,158,054	348,321,746
Auction Rate Preferred shares, at liquidation value	94,925,000	—	—
Net assets applicable to Common shares	$202,428,629	$349,396,660	$339,021,101
Common shares outstanding	13,580,232	23,096,975	21,995,650
Net asset value per Common share outstanding (net assets applicable
to Common shares, divided by Common shares outstanding)	$14.91	$15.13	$15.41
Net assets applicable to Common shares consist of:
Common shares, $.01 par value per share	$135,802	$230,970	$219,957
Paid-in surplus	189,868,744	322,569,609	306,883,998
Undistributed (Over-distribution of) net investment income	3,609,130	6,003,670	5,766,718
Accumulated net realized gain (loss)	(3,843,872)	(260,819)	(5,043,884)
Net unrealized appreciation (depreciation)	12,658,825	20,853,230	31,194,312
Net assets applicable to Common shares	$202,428,629	$349,396,660	$339,021,101
Authorized shares:
Common	200,000,000	200,000,000	200,000,000
Auction Rate Preferred	1,000,000	1,000,000	1,000,000
Variable Rate Demand Preferred	—	Unlimited	Unlimited
(1) Segregated for the payment of Auction Rate Preferred shares noticed for redemption.

See accompanying notes to financial statements.

54 Nuveen Investments

Statement of
Operations
Six Months Ended August 31, 2010
(Unaudited)

			California
	California	California	Performance	California
	Value	Value 2	Plus	Opportunity
	(NCA)	(NCB)	(NCP)	(NCO)
Investment Income	$6,671,634	$1,564,387	$7,657,415	$4,838,339
Expenses
Management fees	686,757	171,514	889,082	560,210
Auction fees	N/A	N/A	61,976	7,259
Dividend disbursing agent fees	N/A	N/A	15,123	3,370
Shareholders’ servicing agent fees and expenses	14,337	198	8,254	5,116
Interest expense and amortization of offering costs	14,810	—	36,449	114,454
Liquidity fees	—	—	—	223,974
Custodian’s fees and expenses	23,355	6,615	33,107	17,307
Directors’/Trustees’ fees and expenses	2,940	628	3,322	2,133
Professional fees	9,477	—	10,172	7,530
Shareholders’ reports - printing and mailing expenses	31,505	3,655	28,358	20,734
Stock exchange listing fees	4,569	235	4,572	4,572
Investor relations expense	11,805	2,843	10,105	6,609
Other expenses	5,129	119	8,265	17,946
Total expenses before custodian fee credit	804,684	185,807	1,108,785	991,214
Custodian fee credit	(636)	(105)	(655)	(954)
Net expenses	804,048	185,702	1,108,130	990,260
Net investment income	5,867,586	1,378,685	6,549,285	3,848,079
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	2,048,421	23,585	1,407,511	436,274
Change in net unrealized appreciation (depreciation) of investments	5,990,735	2,279,774	8,533,948	6,240,011
Net realized and unrealized gain (loss)	8,039,156	2,303,359	9,941,459	6,676,285
Distributions to Auction Rate Preferred Shareholders
From net investment income	N/A	N/A	(171,978)	(29,284)
Decrease in net assets applicable to Common shares from distributions
to Auction Rate Preferred shareholders	N/A	N/A	(171,978)	(29,284)
Net increase (decrease) in net assets applicable to Common shares
from operations	$13,906,742	$3,682,044	$16,318,766	$10,495,080
N/A – Fund is not authorized to issue Auction Rate Preferred shares.

See accompanying notes to financial statements.

Nuveen Investments 55

Statement of
Operations (continued)
Six Months Ended August 31, 2010
(Unaudited)

	California	California	California
	Investment	Select	Quality
	Quality	Quality	Income
	(NQC)	(NVC)	(NUC)
Investment Income	$8,091,253	$14,234,525	$13,847,391
Expenses
Management fees	964,014	1,625,809	1,591,123
Auction fees	71,778	119,493	118,888
Dividend disbursing agent fees	10,082	15,123	15,123
Shareholders’ servicing agent fees and expenses	7,591	10,354	9,583
Interest expense and amortization of offering costs	48,725	101,444	144,192
Liquidity fees	—	43,832	43,611
Custodian’s fees and expenses	27,084	43,502	42,093
Directors’/Trustees’ fees and expenses	3,632	6,194	6,061
Professional fees	12,617	13,869	16,923
Shareholders’ reports - printing and mailing expenses	30,189	45,520	43,604
Stock exchange listing fees	4,572	4,572	4,572
Investor relations expense	10,753	16,845	16,654
Other expenses	15,842	28,192	27,673
Total expenses before custodian fee credit	1,206,879	2,074,749	2,080,100
Custodian fee credit	(617)	(728)	(677)
Net expenses	1,206,262	2,074,021	2,079,423
Net investment income	6,884,991	12,160,504	11,767,968
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	506,370	1,584,256	606,347
Change in net unrealized appreciation (depreciation) of investments	10,506,226	17,401,329	16,803,990
Net realized and unrealized gain (loss)	11,012,596	18,985,585	17,410,337
Distributions to Auction Rate Preferred Shareholders
From net investment income	(200,254)	(331,657)	(330,397)
Decrease in net assets applicable to Common shares from distributions
to Auction Rate Preferred shareholders	(200,254)	(331,657)	(330,397)
Net increase (decrease) in net assets applicable to Common shares
from operations	$17,697,333	$30,814,432	$28,847,908

See accompanying notes to financial statements.

56 Nuveen Investments

Statement of
Changes in Net Assets (Unaudited)
	California Value (NCA)		California Value 2 (NCB)		California Performance Plus (NCP)
				For the period
				4/28/09
	Six Months		Six Months	(commencement	Six Months
	Ended	Year Ended	Ended	of operations)	Ended	Year Ended
	8/31/10	2/28/10	8/31/10	through 2/28/10	8/31/10	2/28/10
Operations
Net investment income	$5,867,586	$11,751,965	$1,378,685	$2,121,225	$6,549,285	$13,184,230
Net realized gain (loss) from investments	2,048,421	1,017,603	23,585	67,937	1,407,511	357,009
Change in net unrealized appreciation
(depreciation) of investments	5,990,735	15,395,716	2,279,774	4,555,384	8,533,948	15,923,229
Distributions to Auction Rate
Preferred Shareholders:
From net investment income	N/A	N/A	N/A	N/A	(171,978)	(439,030)
From accumulated net realized gains	N/A	N/A	N/A	N/A	—	(67,799)
Net increase (decrease) in net assets
applicable to Common shares
from operations	13,906,742	28,165,284	3,682,044	6,744,546	16,318,766	28,957,639
Distributions to Common Shareholders
From net investment income	(5,757,839)	(11,515,679)	(1,361,191)	(2,015,504)	(5,821,850)	(10,377,364)
From accumulated net realized gains	—	—	—	(68,388)	—	—
Decrease in net assets applicable
to Common shares from
distributions to Common
shareholders	(5,757,839)	(11,515,679)	(1,361,191)	(2,083,892)	(5,821,850)	(10,377,364)
Capital Share Transactions
Common shares:
Proceeds from sale of shares,
net of offering costs	—	—	—	46,900,466	—	—
Net proceeds from shares
issued to shareholders due to
reinvestment of distributions	—	—	—	—	—	—
Repurchased and retired	—	—	—	—	—	(143,637)
Net increase (decrease) in net assets
applicable to Common shares from
capital share transactions	—	—	—	46,900,466	—	(143,637)
Net increase (decrease) in net assets
applicable to Common shares	8,148,903	16,649,605	2,320,853	51,561,120	10,496,916	18,436,638
Net assets applicable to Common
shares at the beginning of period	240,598,228	223,948,623	51,661,395	100,275	182,059,826	163,623,188
Net assets applicable to Common
shares at the end of period	$248,747,131	$240,598,228	$53,982,248	$51,661,395	$192,556,742	$182,059,826
Undistributed (Over-distribution of)
net investment income at the end
of period	$943,904	$834,157	$122,764	$105,270	$3,567,743	$3,012,286
N/A – Fund is not authorized to issue Auction Rate Preferred shares.

See accompanying notes to financial statements.

Nuveen Investments 57

Statement of
Changes in Net Assets (Unaudited) (continued)

	California		California		California
	Opportunity (NCO)		Investment Quality (NQC)		Select Quality (NVC)
	Six Months		Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended	Ended	Year Ended
	8/31/10	2/28/10	8/31/10	2/28/10	8/31/10	2/28/10
Operations
Net investment income	$3,848,079	$8,415,660	$6,884,991	$14,063,646	$12,160,504	$24,828,444
Net realized gain (loss) from investments	436,274	83,280	506,370	(588,474)	1,584,256	458,391
Change in net unrealized appreciation
(depreciation) of investments	6,240,011	8,361,257	10,506,226	17,487,316	17,401,329	31,713,934
Distributions to Auction Rate
Preferred Shareholders:
From net investment income	(29,284)	(269,084)	(200,254)	(336,724)	(331,657)	(559,094)
From accumulated net realized gains	—	—	—	(266,062)	—	(450,876)
Net increase (decrease) in net assets
applicable to Common shares
from operations	10,495,080	16,591,113	17,697,333	30,359,702	30,814,432	55,990,799
Distributions to Common Shareholders
From net investment income	(3,737,797)	(6,816,511)	(6,151,846)	(11,312,334)	(11,083,844)	(20,248,590)
From accumulated net realized gains	—	—	—	—	—	—
Decrease in net assets applicable
to Common shares from
distributions to Common
shareholders	(3,737,797)	(6,816,511)	(6,151,846)	(11,312,334)	(11,083,844)	(20,248,590)
Capital Share Transactions
Common shares:
Proceeds from sale of shares,
net of offering costs	—	—	—	—	—	—
Net proceeds from shares
issued to shareholders due to
reinvestment of distributions	—	—	—	—	122,314	—
Repurchased and retired	—	(187,479)	—	—	—	(217,271)
Net increase (decrease) in net assets
applicable to Common shares from
capital share transactions	—	(187,479)	—	—	122,314	(217,271)
Net increase (decrease) in net assets
applicable to Common shares	6,757,283	9,587,123	11,545,487	19,047,368	19,852,902	35,524,938
Net assets applicable to Common
shares at the beginning of period	115,068,679	105,481,556	190,883,142	171,835,774	329,543,758	294,018,820
Net assets applicable to Common
shares at the end of period	$121,825,962	$115,068,679	$202,428,629	$190,883,142	$349,396,660	$329,543,758
Undistributed (Over-distribution of)
net investment income at the end
of period	$1,862,029	$1,781,031	$3,609,130	$3,076,239	$6,003,670	$5,258,667

See accompanying notes to financial statements.

58 Nuveen Investments

	California
	Quality Income (NUC)
	Six Months
	Ended	Year Ended
	8/31/10	2/28/10
Operations
Net investment income	$11,767,968	$24,193,828
Net realized gain (loss) from investments	606,347	(2,447,353)
Change in net unrealized appreciation
(depreciation) of investments	16,803,990	27,271,874
Distributions to Auction Rate
Preferred Shareholders:
From net investment income	(330,397)	(557,978)
From accumulated net realized gains	—	(474,141)
Net increase (decrease) in net assets
applicable to Common shares
from operations	28,847,908	47,986,230
Distributions to Common Shareholders
From net investment income	(10,618,293)	(19,562,281)
From accumulated net realized gains	—	—
Decrease in net assets applicable
to Common shares from
distributions to Common
shareholders	(10,618,293)	(19,562,281)
Capital Share Transactions
Common shares:
Proceeds from sale of shares,
net of offering costs	—	—
Net proceeds from shares
issued to shareholders due to
reinvestment of distributions	230,029	—
Repurchased and retired	—	(235,763)
Net increase (decrease) in net assets
applicable to Common shares from
capital share transactions	230,029	(235,763)
Net increase (decrease) in net assets
applicable to Common shares	18,459,644	28,188,186
Net assets applicable to Common
shares at the beginning of period	320,561,457	292,373,271
Net assets applicable to Common
shares at the end of period	$339,021,101	$320,561,457
Undistributed (Over-distribution of)
net investment income at the end
of period	$5,766,718	$4,947,440

See accompanying notes to financial statements.

Nuveen Investments 59

Statement of
Cash Flows
Six Months Ended August 31, 2010
(Unaudited)

	California	California	California
	Opportunity	Select Quality	Quality Income
	(NCO)	(NVC)	(NUC)
Cash Flows from Operating Activities:
Net Increase (Decrease) in Net Assets Applicable to Common Shares from Operations	$10,495,080	$30,814,432	$28,847,908
Adjustments to reconcile the net increase (decrease) in net assets applicable to Common shares from operations to net cash provided by (used in) operating activities:
Purchases of investments	(27,630,190)	(55,850,304)	(42,775,526)
Proceeds from sales and maturities of investments	28,268,420	60,765,813	44,708,920
Amortization (Accretion) of premiums and discounts, net	(329,197)	(584,910)	21,688
(Increase) Decrease in receivable for interest	46,458	(41,000)	275,698
(Increase) Decrease in receivable for investments sold	(1,512,723)	(3,590,925)	(3,730,200)
(Increase) Decrease in other assets	(19,572)	(103,251)	(122,163)
Increase (Decrease) in payable for Auction Rate Preferred share dividends	(2,101)	6,034	(1,722)
Increase (Decrease) in accrued management fees	11,153	31,698	31,051
Increase (Decrease) in accrued other liabilities	(16,112)	23,155	26,386
Net realized (gain) loss from investments	(436,274)	(1,584,256)	(606,347)
Change in net unrealized (appreciation) depreciation of investments	(6,240,011)	(17,401,329)	(16,803,990)
Net cash provided by (used in) operating activities	2,634,931	12,485,157	9,871,703
Cash Flows from Financing Activities:
Increase (Decrease) in cash overdraft balance	269,147	(104,705)	8,484
(Increase) Decrease in cash equivalents	—	(158,076,994)	(157,272,779)
(Increase) Decrease in deferred offering costs	(914,924)	(836,255)	(834,258)
Increase (Decrease) in payable for Auction Rate Preferred shares noticed for redemption,
at liquidation value	—	158,025,000	157,225,000
Increase (Decrease) in payable for offering costs	365,076	438,500	438,500
Increase (Decrease) in Auction Rate Preferred shares, at liquidation value	(48,775,000)	(158,025,000)	(157,225,000)
Increase (Decrease) in Variable Rate Demand Preferred shares, at liquidation value	49,800,000	158,900,000	158,100,000
Cash distributions paid to Common shareholders	(3,711,443)	(10,903,077)	(10,354,446)
Net cash provided by (used in) financing activities	(2,967,144)	(10,582,531)	(9,914,499)
Net Increase (Decrease) in Cash	(332,213)	1,902,626	(42,796)
Cash at the beginning of period	332,213	—	42,796
Cash at the End of Period	$—	$1,902,626	$—
Supplemental Disclosure of Cash Flow Information
	California	California	California
	Opportunity	Select Quality	Quality Income
	(NCO)	(NVC)	(NUC)
Cash paid for interest (excluding amortization of offering costs, where applicable)	$101,378	$100,450	$143,199
Non-cash financing activities not included herein consist of reinvestments of Common share distributions of $122,314 and $230,029 for California Select Quality (NVC) and California Quality Income (NUC), respectively.

See accompanying notes to financial statements.

60 Nuveen Investments

Notes to
Financial Statements (Unaudited)

1. General Information and Significant Accounting Policies
The funds covered in this report and their corresponding Common share stock exchange symbols are Nuveen California Municipal Value Fund, Inc. (NCA), Nuveen California Municipal Value Fund 2 (NCB), Nuveen California Performance Plus Municipal Fund, Inc. (NCP), Nuveen California Municipal Market Opportunity Fund, Inc. (NCO), Nuveen California Investment Quality Municipal Fund, Inc. (NQC), Nuveen California Select Quality Municipal Fund, Inc. (NVC) and Nuveen California Quality Income Municipal Fund, Inc. (NUC) (collectively, the “Funds”). Common shares of California Value (NCA), California Performance Plus (NCP), California Opportunity (NCO), California Investment Quality (NQC), California Select Quality (NVC) and California Quality Income (NUC) are traded on the New York Stock Exchange (“NYSE”) while Common shares of California Value 2 (NCB) are traded on the NYSE Amex. The Funds are registered under the Investment Company Act of 1940, as amended, as closed-end management investment companies.

Prior to the commencement of operations on April 28, 2009, California Value 2 (NCB) had no operations other than those related to organizational matters, the initial capital contribution of $100,275 by Nuveen Asset Management (the “Adviser”), a wholly-owned subsidiary of Nuveen Investments, Inc. (“Nuveen”), and the recording of the organization costs ($15,000) and its reimbursement by Nuveen Investments, LLC (the “Distributor”), also a wholly-owned subsidiary of Nuveen.

Each Fund seeks to provide current income exempt from both regular federal and California state income taxes by investing primarily in a portfolio of municipal obligations issued by state and local government authorities within the state of California or certain U.S. territories.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”).

Investment Valuation
Prices of fixed-income securities are provided by a pricing service approved by the Funds’ Board of Directors/Trustees. These securities are generally classified as Level 2. Fixed-income securities are valued by a pricing service that values portfolio securities at the mean between the quoted bid and ask prices or the yield equivalent when quotations are readily available. Securities for which quotations are not readily available (which is usually the case for municipal securities) are valued at fair value as determined by the pricing service using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. The pricing service may employ electronic data processing techniques and/or a matrix system to determine valuations. In pricing certain securities, particularly less liquid and lower quality securities, the pricing service may consider information provided by the Adviser in establishing a fair valuation for the security. These securities are generally classified as Level 2.

Temporary investments in securities that have variable rate and demand features qualifying them as short-term investments are valued at amortized cost, which approximates market value. These securities are generally classified as Level 1.

Certain securities may not be able to be priced by the pre-established pricing methods as described above. Such securities may be valued by the Funds’ Board of Directors/Trustees or its designee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; fixed-income securities that have gone into default and for which there is no current market quotation; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s net asset value (as may be the case in non-U.S. markets on which the security is primarily traded) or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, is not deemed to reflect the security’s fair value. As a general principle, the fair value of an issue of securities would appear to be the amount that the owner might reasonably expect to receive for them in a current sale. A variety of factors may be considered in determining the fair value of these securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. These securities are generally classified as Level 2 or Level 3 depending on the priority of the significant inputs. Regardless of the method employed to value a particular security, all valuations are subject to review by the Funds’ Board of Directors/Trustees or its designee.

Refer to Footnote 2 – Fair Value Measurements for further details on the leveling of securities held by the Funds as of the end of the reporting period.

Nuveen Investments 61

Notes to
Financial Statements (Unaudited) (continued)

Investment Transactions
Investment transactions are recorded on a trade date basis. Realized gains and losses from transactions are determined on the specific identification method. Investments purchased on a when-issued/delayed delivery basis may have extended settlement periods. Any investments so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments. At August 31, 2010, there were no such outstanding purchase commitments in any of the Funds.

Investment Income
Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Investment income also includes paydown gains and losses, if any.

Income Taxes
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular federal and California state income taxes, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.

For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last four tax year ends and the interim tax period since then). Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Dividends and Distributions to Common Shareholders
Dividends from tax-exempt net investment income are declared monthly. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders at least annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to Common shareholders of tax-exempt net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Auction Rate Preferred Shares
California Value (NCA) and California Value 2 (NCB) are not authorized to issue Auction Rate Preferred shares (“ARPS”). The following Funds have issued and outstanding ARPS, $25,000 stated value per share, which approximates market value, as a means of effecting financial leverage. Each Fund’s ARPS are issued in more than one Series. The dividend rate paid by the Funds on each Series is determined every seven days, pursuant to a dutch auction process overseen by the auction agent, and is payable at the end of each rate period. As of August 31, 2010, the number of ARPS outstanding, by Series and in total, for each Fund is as follows:

	California	California
	Performance	Investment
	Plus	Quality
	(NCP)	(NQC)
Number of shares:
Series M	—	3,051
Series T	1,357	—
Series W	500	746
Series F	1,357	—
Total	3,214	3,797

Beginning in February 2008, more shares for sale were submitted in the regularly scheduled auctions for the ARPS issued by the Funds than there were offers to buy. This meant that these auctions “failed to clear,” and that many ARPS shareholders who wanted to sell their shares in these auctions were unable to do so. ARPS shareholders unable to sell their shares received distributions at the “maximum rate” applicable to failed auctions as

62 Nuveen Investments

calculated in accordance with the pre-established terms of the ARPS. As of August 31, 2010, the aggregate amount of outstanding ARPS redeemed and/or noticed for redemption by each Fund is as follows:

	California		California	California	California
	Performance	California	Investment	Select	Quality
	Plus	Opportunity	Quality	Quality	Income
	(NCP)	(NCO)	(NQC)	(NVC)*	(NUC)*
ARPS redeemed, at liquidation value	$25,650,000	$68,000,000	$17,075,000	$192,000,000	$185,000,000

*	During August, 2010, California Select Quality (NVC) and California Quality Income (NUC) noticed for redemption their remaining outstanding ARPS of $158.025 million and $157.225 million, respectively, at liquidation value.

Variable Rate Demand Preferred Shares
The following funds have issued and outstanding Series 1 Variable Rate Demand Preferred (“VRDP”) Shares, with a $100,000 liquidation value per share. California Opportunity (NCO), California Select Quality (NVC) and California Quality Income (NUC) issued their VRDP Shares in a privately negotiated offering during March 2010, August 2010 and August 2010, respectively. Proceeds of each Fund’s offering were used to redeem all, or a portion of, each Fund’s outstanding ARPS. The VRDP Shares were offered to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933. As of August 31, 2010, the number of VRPD Shares outstanding and maturity date for each Fund are as follows:

		California	California
	California	Select	Quality
	Opportunity	Quality	Income
	(NCO)	(NVC)	(NUC)
Shares outstanding	498	1,589	1,581
Maturity	March 1, 2040	August 1, 2040	August 1, 2040

VRDP Shares include a liquidity feature that allows VRDP shareholders to have their shares purchased by a liquidity provider with whom each Fund has contracted in the event that purchase orders for VRDP Shares in a remarketing are not sufficient in number to be matched with the sale orders in that remarketing. Each Fund is required to redeem any VRDP Shares that are still owned by the liquidity provider after six months of continuous, unsuccessful remarketing.

Dividends on the VRDP Shares (which are treated as interest payments for financial reporting purposes) are set weekly at a rate established by a remarketing agent; therefore, the market value of the VRDP Shares is expected to approximate its liquidation value. If remarketings for VRDP Shares are continuously unsuccessful for six months, the maximum rate is designed to escalate according to a specified schedule in order to enhance the remarketing agent's ability to successfully remarket the VRDP Shares.

Subject to certain conditions, VRDP Shares may be redeemed, in whole or in part, at any time at the option of each Fund. Each Fund may also redeem certain of the VRDP Shares if the Fund fails to maintain certain asset coverage requirements and such failures are not cured by the applicable cure date. The redemption price per share is equal to the sum of the liquidation value per share plus any accumulated but unpaid dividends.

The average liquidation value outstanding and average annual dividend rate of VRDP Shares for each Fund during the six months ended August 31, 2010, were as follows:

		California	California
	California*	Select**	Quality**
	Opportunity	Quality	Income
	(NCO)	(NVC)	(NUC)
Average liquidation value outstanding	49,800,000	158,900,000	158,100,000
Average annual dividend rate	0.21%	0.28%	0.24%

* For the period March 31, 2010 through August 31, 2010.
** For the period August 19, 2010 through August 31, 2010.

For financial reporting purposes only, the liquidation value of VRDP Shares is recognized as a liability on the Statement of Assets and Liabilities. Unpaid dividends on VRDP Shares are recognized as a component of “Interest payable” on the Statement of Assets and Liabilities. Dividends paid on the VRDP Shares are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations. In addition to interest expense, each Fund also pays a per annum liquidity fee to the liquidity provider, which is recognized as “Liquidity fees” on the Statement of Operations.

Inverse Floating Rate Securities
Each Fund is authorized to invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust created by a broker-dealer. In turn, this trust (a) issues floating rate certificates, in face amounts equal to some fraction of the deposited bond’s par amount or market value, that typically pay short-term tax-exempt interest rates to third parties, and (b) issues to a long-term investor (such as one of the Funds) an inverse floating rate certificate (sometimes referred to as an “inverse floater”) that represents all remaining or residual interest in the trust. The income received by the inverse floater holder varies inversely with the short-term rate paid

Nuveen Investments 63

Notes to
Financial Statements (Unaudited) (continued)

to the floating rate certificates’ holders, and in most circumstances the inverse floater holder bears substantially all of the underlying bond’s downside investment risk and also benefits disproportionately from any potential appreciation of the underlying bond’s value. The price of an inverse floating rate security will be more volatile than that of the underlying bond because the interest rate is dependent on not only the fixed coupon rate of the underlying bond but also on the short-term interest paid on the floating rate certificates, and because the inverse floating rate security essentially bears the risk of loss of the greater face value of the underlying bond.

A Fund may purchase an inverse floating rate security in a secondary market transaction without first owning the underlying bond (referred to as an “externally-deposited inverse floater”), or instead by first selling a fixed-rate bond to a broker-dealer for deposit into the special purpose trust and receiving in turn the residual interest in the trust (referred to as a “self-deposited inverse floater”). The inverse floater held by a Fund gives the Fund the right (a) to cause the holders of the floating rate certificates to tender their notes at par, and (b) to have the broker transfer the fixed-rate bond held by the trust to the Fund, thereby collapsing the trust. An investment in an externally-deposited inverse floater is identified in the Portfolio of Investments as “(IF) – Inverse floating rate investment.” An investment in a self-deposited inverse floater is accounted for as a financing transaction. In such instances, a fixed-rate bond deposited into a special purpose trust is identified in the Portfolio of Investments as “(UB) – Underlying bond of an inverse floating rate trust reflected as a financing transaction,” with the Fund accounting for the short-term floating rate certificates issued by the trust as “Floating rate obligations” on the Statement of Assets and Liabilities. In addition, the Fund reflects in “Investment Income” the entire earnings of the underlying bond and the related interest paid to the holders of the short-term floating rate certificates as is recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations.

During the six months ended August 31, 2010, each Fund invested in externally-deposited inverse floaters and/or self-deposited inverse floaters.

Each Fund may also enter into shortfall and forbearance agreements (sometimes referred to as a “recourse trust” or “credit recovery swap”) (such agreements referred to herein as “Recourse Trusts”) with a broker-dealer by which a Fund agrees to reimburse the broker-dealer, in certain circumstances, for the difference between the liquidation value of the fixed-rate bond held by the trust and the liquidation value of the floating rate certificates issued by the trust plus any shortfalls in interest cash flows. Under these agreements, a Fund’s potential exposure to losses related to or on inverse floaters may increase beyond the value of a Fund’s inverse floater investments as a Fund may potentially be liable to fulfill all amounts owed to holders of the floating rate certificates. At period end, any such shortfall is recognized as “Unrealized depreciation on Recourse Trusts” on the Statement of Assets and Liabilities.

At August 31, 2010, each Fund’s maximum exposure to externally-deposited Recourse Trusts is as follows:

			California		California	California	California
	California	California	Performance	California	Investment	Select	Quality
	Value	Value 2	Plus	Opportunity	Quality	Quality	Income
	(NCA)	(NCB)	(NCP)	(NCO)	(NQC)	(NVC)	(NUC)
Maximum exposure to Recourse Trusts	$—	$—	$9,750,000	$—	$—	$15,295,000	$7,815,000

The average floating rate obligations outstanding and average annual interest rate and fees related to self-deposited inverse floaters for the following Funds during the six months ended August 31, 2010, were as follows:

		California		California	California	California
	California	Performance	California	Investment	Select	Quality
	Value	Plus	Opportunity	Quality	Quality	Income
	(NCA)	(NCP)	(NCO)	(NQC)	(NVC)	(NUC)
Average floating rate obligations outstanding	$4,490,000	$9,855,054	$4,285,000	$14,230,000	$20,585,000	$30,440,000
Average annual interest rate and fees	0.65%	0.73%	0.68%	0.68%	0.67%	0.76%

Derivative Financial Instruments
Each Fund is authorized to invest in futures, options, swaps and other derivative instruments. Although the Funds are authorized to invest in such financial instruments, and may do so in the future, they did not make any such investments during the six months ended August 31, 2010.

Zero Coupon Securities
Each Fund is authorized to invest in zero coupon securities. A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Tax-exempt income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.

Organization and Offering Costs
The Distributor has agreed to reimburse all organizational costs ($15,000) and pay all Common share offering costs (other than the sales load) that exceed $.03 per share of California Value 2 (NCB). California Municipal Value 2’s (NCB) share of Common share offering costs ($98,427) were recorded as reductions of the proceeds from the sale of Common shares.

64 Nuveen Investments

Costs incurred by California Opportunity (NCO), California Select Quality (NVC) and California Quality Income (NUC) in connection with their offerings of VRDP Shares ($928,000, $837,250 and $835,250, respectively), were recorded as deferred charges which will be amortized over the 30-year life of the shares. Each Fund’s amortized deferred charges are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations.

Custodian Fee Credit
Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by net credits earned on each Fund’s cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments. Credits for cash balances may be offset by charges for any days on which a Fund overdraws its account at the custodian bank.

Indemnifications
Under the Funds’ organizational documents, their officers and directors/trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets applicable to Common shares from operations during the reporting period. Actual results may differ from those estimates.

2. Fair Value Measurements
In determining the value of each Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of each Fund’s fair value measurements as of August 31, 2010:

California Value (NCA)	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$250,795,237	$—	$250,795,237
California Value 2 (NCB)	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$53,358,884	$—	$53,358,884
California Performance Plus (NCP)	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$275,825,848	$—	$275,825,848
California Opportunity (NCO)	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$172,557,775	$—	$172,557,775
California Investment Quality (NQC)	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$308,504,769	$—	$308,504,769
California Select Quality (NVC)	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$517,304,771	$—	$517,304,771
California Quality Income (NUC)	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$517,555,079	$—	$517,555,079

Nuveen Investments 65

Notes to
Financial Statements (Unaudited) (continued)

3. Derivative Instruments and Hedging Activities
The Funds record derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Funds’ investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes. The Funds did not invest in derivative instruments during the six months ended August 31, 2010.

4. Fund Shares

Common Shares
Transactions in Common shares were as follows:

	California Value (NCA)		California Value 2 (NCB)
For the period
4/28/2009
	Six Months	Year	Six Months	(commencement
	Ended	Ended	Ended	of operations)
	8/31/10	2/28/10	8/31/10	2/28/10
Common shares:
Sold*	—	—	—	3,280,900
Issued to shareholders due to
reinvestment of distributions	—	—	—	—
Repurchased and retired	—	—	—	—
Weighted average Common share:
Price per share repurchased and retired	—	—	—	—
Discount per share repurchased and retired	—	—	—	—

	California		California
	Performance Plus (NCP)		Opportunity (NCO)
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	8/31/10	2/28/10	8/31/10	2/28/10
Common shares:
Issued to shareholders due to
reinvestment of distributions	—	—	—	—
Repurchased and retired	—	(13,800)	—	(18,300)
Weighted average Common share:
Price per share repurchased and retired	—	$10.39	—	$10.22
Discount per share repurchased and retired	—	18.88%	—	19.64%

	California		California
	Investment Quality (NQC)		Select Quality (NVC)
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	8/31/10	2/28/10	8/31/10	2/28/10
Common shares:
Issued to shareholders due to
reinvestment of distributions	—	—	8,505	—
Repurchased and retired	—	—	—	(21,200)
Weighted average Common share:
Price per share repurchased and retired	—	—	—	$10.23
Discount per share repurchased and retired	—	—	—	19.12%

*	California Value 2 (NCB) was the only Fund to sell shares of its Common stock during the fiscal year ended February 28, 2010.

66 Nuveen Investments

	California
	Quality Income (NUC)
	Six Months	Year
	Ended	Ended
	8/31/10	2/28/10
Common shares:
Issued to shareholders due to
reinvestment of distributions	15,560	—
Repurchased and retired	—	(22,100)
Weighted average Common share:
Price per share repurchased and retired	—	$10.65
Discount per share repurchased and retired	—	19.10%

Preferred Shares
California Value (NCA) and California Value 2 (NCB) are not authorized to issue ARPS. Transactions in ARPS were as follows:

	California Performance Plus (NCP)
	Six Months
	Ended		Year Ended
	8/31/10		2/28/10
	Shares	Amount	Shares	Amount
ARPS redeemed:
Series T	191	$4,775,000	—	$—
Series W	51	1,275,000	—	—
Series F	191	4,775,000	—	—
Total	433	$10,825,000	—	$—

	California Opportunity (NCO)
	Six Months
	Ended		Year Ended
	8/31/10		2/28/10
	Shares	Amount	Shares	Amount
ARPS redeemed:
Series W	1,500	$37,500,000	405	$10,125,000
Series F	451	11,275,000	—	—
Total	1,951	$48,775,000	405	$10,125,000

	California Investment Quality (NQC)
	Six Months
	Ended		Year Ended
	8/31/10		2/28/10
	Shares	Amount	Shares	Amount
ARPS redeemed:
Series M	—	$—	—	$—
Series W	—	—	—	—
Total	—	$—	—	$—

Nuveen Investments 67

Notes to
Financial Statements (Unaudited) (continued)

	California Select Quality (NVC)
	Six Months
	Ended		Year Ended
	8/31/10		2/28/10
	Shares	Amount	Shares	Amount
ARPS redeemed and/or noticed for redemption:
Series T	1,975	$49,375,000	76	$1,900,000
Series W	1,383	34,575,000	54	1,350,000
Series TH	2,963	74,075,000	115	2,875,000
Total	6,321	$158,025,000	245	$6,125,000

	California Quality Income (NUC)
	Six Months
	Ended		Year Ended
	8/31/10		2/28/10
	Shares	Amount	Shares	Amount
ARPS redeemed and/or noticed for redemption:
Series M	1,189	$29,725,000	60	$1,500,000
Series W	2,550	63,750,000	126	3,150,000
Series F	2,550	63,750,000	126	3,150,000
Total	6,289	$157,225,000	312	$7,800,000

Transactions in VRDP Shares were as follows:

	California Opportunity (NCO)				California Select Quality (NVC)
	Six Months				Six Months
		Ended	Year Ended			Ended	Year Ended
	8/31/10		2/28/10		8/31/10		2/28/10
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
VRDP Shares issued:
Series 1	498	$49,800,000	—	$ —	1,589	$158,900,000	—	$ —

California Quality Income (NUC)
Six Months
		Ended	Year Ended
	8/31/10		2/28/10
	Shares	Amount	Shares	Amount
VRDP Shares issued:
Series 1	1,581	$158,100,000	—	$ —

5. Investment Transactions
Purchases and sales (including maturities but excluding short-term investments) during the six months ended August 31, 2010, were as follows:

			California
	California	California	Performance	California
	Value	Value 2	Plus	Opportunity
	(NCA)	(NCB)	(NCP)	(NCO)
Purchases	$23,095,810	$500,700	$25,719,976	$27,630,190
Sales and maturities	22,504,497	510,015	39,728,922	28,268,420

68 Nuveen Investments

	California	California	California
	Investment	Select	Quality
	Quality	Quality	Income
	(NQC)	(NVC)	(NUC)
Purchases	$39,615,083	$55,850,304	$42,775,526
Sales and maturities	38,836,835	60,765,813	44,708,920

6. Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset values of the Funds.

At August 31, 2010, the cost and unrealized appreciation (depreciation) of investments, as determined on a federal income tax basis, were as follows:

			California
	California	California	Performance	California
	Value	Value 2	Plus	Opportunity
	(NCA)	(NCB)	(NCP)	(NCO)
Cost of investments	$233,731,212	$46,384,271	$256,652,639	$161,262,687
Gross unrealized:
Appreciation	$16,909,687	$6,974,613	$15,132,989	$10,801,159
Depreciation	(4,334,240)	—	(6,096,214)	(3,791,173)
Net unrealized appreciation (depreciation) of investments	$12,575,447	$6,974,613	$9,036,775	$7,009,986

		California	California	California
		Investment	Select	Quality
		Quality	Quality	Income
		(NQC)	(NVC)	(NUC)
Cost of investments		$281,462,400	$475,780,119	$456,488,234
Gross unrealized:
Appreciation		$18,212,114	$32,159,740	$35,060,747
Depreciation		(5,397,907)	(11,221,462)	(4,430,547)
Net unrealized appreciation (depreciation) of investments		$12,814,207	$20,938,278	$30,630,200

The tax components of undistributed net tax-exempt income, net ordinary income and net long-term capital gains at February 28, 2010, the Funds’ last tax year end, were as follows:

			California		California	California	California
	California	California	Performance	California	Investment	Select	Quality
	Value	Value 2	Plus	Opportunity	Quality	Quality	Income
	(NCA)	(NCB)	(NCP)	(NCO)	(NQC)	(NVC)	(NUC)
Undistributed net tax-exempt income *	$1,598,728	$248,208	$3,699,524	$2,355,929	$3,859,851	$6,924,447	$6,621,252
Undistributed net ordinary income **	23,506	—	6,231	—	2,986	6	2,577
Undistributed net long-term capital gains	—	—	—	—	—	—	—

* Undistributed net tax-exempt income (on a tax basis) has not been reduced for the dividend declared on February 5, 2010, paid on March 1, 2010.
** Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

Nuveen Investments 69

Notes to
Financial Statements (Unaudited) (continued)

The tax character of distributions paid during the Funds’ last tax year ended February 28, 2010, was designated for purposes of the dividends paid deduction as follows:

			California		California	California	California
	California	California	Performance	California	Investment	Select	Quality
	Value	Value 2	Plus	Opportunity	Quality	Quality	Income
	(NCA)	(NCB)	(NCP)	(NCO)	(NQC)	(NVC)	(NUC)
Distributions from net tax-exempt income	$11,515,679	$1,788,724	$10,993,397	$7,096,531	$11,825,392	$20,987,157	$20,299,738
Distributions from net ordinary income **	—	68,303	—	—	36,863	259,402	190,137
Distributions from net long-term capital gains	—	—	67,799	—	229,199	191,474	284,004
** Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

At February 28, 2010, the Funds’ last tax year end, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

			California	California	California	California
	California	Performance	California	Investment	Select	Quality
	Value	Plus	Opportunity	Quality	Quality	Income
	(NCA)	(NCP)	(NCO)	(NQC)	(NVC)	(NUC)
Expiration:
February 28, 2017	$4,394,352	$399,209	$442,824	$518,345	$1,739,736	$1,333,051
February 28, 2018	251,409	1,988,593	729,729	3,677,102	—	3,227,558
Total	$4,645,761	$2,387,802	$1,172,553	$4,195,447	$1,739,736	$4,560,609

The following Funds have elected to defer net realized losses from investments incurred from November 1, 2009 through February 28, 2010, the Funds’ last tax year end, (“post-October losses”) in accordance with federal income tax regulations. Post-October losses are treated as having arisen on the first day of the current fiscal year:

	California	California
	Investment	Quality
	Quality	Income
	(NQC)	(NUC)
Post-October capital losses	$92,088	$357,984

7. Management Fees and Other Transactions with Affiliates
Each Fund’s management fee is separated into two components – a fund-level fee, based on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all fund assets managed by the Adviser, and for California Value (NCA) a gross interest income component. This pricing structure enables each Fund’s shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

California Value (NCA) pays an annual fund-level fee, payable monthly, of .15% of the average daily net assets* of the Fund, as well as 4.125% of the gross interest income (excluding interest on bonds underlying a “self-deposited inverse floater” trust that is attributed to the Fund over and above the net interest earned on the inverse floater itself) of the Fund.

The annual fund-level fee for each Fund (excluding California Value (NCA)), payable monthly, is calculated according to the following schedule:

California Performance Plus (NCP)
California Opportunity (NCO)
California Investment Quality (NQC)
California Select Quality (NVC)
California Quality Income (NUC)
Average Daily Net Assets*	Fund-Level Fee Rate
For the first $125 million	.4500%
For the next $125 million	.4375
For the next $250 million	.4250
For the next $500 million	.4125
For the next $1 billion	.4000
For the next $3 billion	.3875
For net assets over $5 billion	.3750

70 Nuveen Investments

California Value 2 (NCB)
Average Daily Managed Assets*	Fund-Level Fee Rate
For the first $125 million	.4000%
For the next $125 million	.3875
For the next $250 million	.3750
For the next $500 million	.3625
For the next $1 billion	.3500
For Managed Assets over $2 billion	.3375

The annual complex-level fee for each Fund, payable monthly, is calculated according to the following schedule:
Complex-Level Managed Asset Breakpoint Level*	Effective Rate at Breakpoint Level
$55 billion	.2000%
$56 billion	.1996
$57 billion	.1989
$60 billion	.1961
$63 billion	.1931
$66 billion	.1900
$71 billion	.1851
$76 billion	.1806
$80 billion	.1773
$91 billion	.1691
$125 billion	.1599
$200 billion	.1505
$250 billion	.1469
$300 billion	.1445

*
The complex-level fee is calculated based upon the aggregate daily managed assets of all Nuveen funds, with such daily managed assets defined separately for each fund in its management agreement, but excluding assets attributable to investments in other Nuveen funds. For the complex-level and fund-level fees, daily net assets and managed assets include closed-end fund assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes the funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser to limit the amount of such assets for determining managed assets in certain circumstances. As of August 31, 2010, the complex-level fee rate was .1831%.

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Funds pay no compensation directly to those of its directors/trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates. The Board of Directors/Trustees has adopted a deferred compensation plan for independent directors/trustees that enables directors/trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen advised funds.

8. New Accounting Standards

Fair Value Measurements
On January 21, 2010, Financial Accounting Standards Board issued changes to the authoritative guidance under U.S. GAAP for fair value measurements. The objective of which is to provide guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities disclose Level 3 activity for purchases, sales, issuances and settlements in the Level 3 roll-forward on a gross basis rather than as one net number. The effective date of the amendment is for interim and annual periods beginning after December 15, 2010. At this time, management is evaluating the implications of this guidance and the impact it will have to the financial statement amounts and footnote disclosures, if any.

Nuveen Investments 71

Financial
Highlights (Unaudited)

Selected data for a Common share outstanding throughout each period:

		Investment Operations			Less Distributions
					Net			Discount
	Beginning				Investment			from		Ending
	Common		Net		Income	Capital		Common		Common
	Share		Realized/		to	Gains to		Shares		Share
	Net	Net	Unrealized		Common	Common		Repurchased		Net	Ending
	Asset	Investment	Gain		Share-	Share-		and	Offering	Asset	Market
	Value	Income	(Loss)	Total	holders	holders	Total	Retired	Costs	Value	Value
California Value (NCA)
Year Ended 2/28:
2011(f)	$9.53	$.23	$.32	$.55	$(.23)	$—	$(.23)	$—	$—	$9.85	$9.61
2010	8.87	.47	.65	1.12	(.46)	—	(.46)	—	—	9.53	9.00
2009(d)	9.70	.23	(.70)	(.47)	(.23)	(.13)	(.36)	—	—	8.87	8.39
Year Ended 8/31:
2008	9.87	.47	(.18)	.29	(.44)	(.02)	(.46)	—	—	9.70	9.63
2007	10.14	.45	(.23)	.22	(.46)	(.03)	(.49)	—	—	9.87	9.65
2006	10.33	.46	(.13)	.33	(.46)	(.06)	(.52)	—	—	10.14	9.67
2005	10.20	.47	.21	.68	(.47)	(.08)	(.55)	—	—	10.33	9.92

California Value 2 (NCB)
Year Ended 2/28:
2011(f)	15.71	.42	.70	1.12	(.41)	—	(.41)	—	—	16.42	15.75
2010(e)	14.33	.65	1.40	2.05	(.62)	(.02)	(.64)	—	(.03)	15.71	14.61

72 Nuveen Investments

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Total Returns			Applicable to Common Shares(b)
	Based	Ending
	on	Net
Based	Common	Assets
on	Share Net	Applicable	Expenses		Expenses		Net		Portfolio
Market	Asset	to Common	Including		Excluding		Investment		Turnover
Value(a)	Value(a)	Shares (000)	Interest(c)		Interest		Income		Rate
9.41%	5.83%	$248,747	.66	%*	.65	%*	4.80	%*	9%
12.83	12.85	240,598	.68		.67		5.03		6
(9.08)	(4.73)	223,949	.72	*	.70	*	5.30	*	12
4.70	2.94	244,985	.69		.65		4.71		22
4.74	2.11	249,022	.65		.62		4.49		8
2.85	3.34	255,868	.64		.64		4.51		20
13.33	6.82	260,782	.63		.63		4.54		4

10.81	7.27	53,982	.71	*	.71	*	5.24	*	1
1.80	14.34	51,661	.77	*	.77	*	5.13	*	10

(a)
Total Return Based on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

Total Return Based on Common Share Net Asset Value is the combination of changes in Common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending net asset value. The actual reinvest price for the last dividend declared in the period may often be based on the Fund’s market price (and not its net asset value), and therefore may be different from the price used in the calculation. Total returns are not annualized.

(b)	Ratios do not reflect the effect of custodian fee credits earned on the Fund’s net cash on deposit with the custodian bank, where applicable.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Footnote 1 – General Information and Significant Accounting Policies, Inverse Floating Rate Securities.

(d)	For the six months ended February 28, 2009.
(e)	For the period April 28, 2009 (commencement of operations) through February 28, 2010.
(f)	For the six months ended August 31, 2010.
*	Annualized.

See accompanying notes to financial statements.

Nuveen Investments 73

Financial
Highlights (Unaudited) (continued)

Selected data for a Common share outstanding throughout each period:

		Investment Operations					Less Distributions
				Distributions	Distributions
				from Net	from
				Investment	Capital		Net			Discount
	Beginning			Income to	Gains to		Investment	Capital		from		Ending
	Common		Net	Auction	Auction		Income	Gains		Common		Common
	Share		Realized/	Rate	Rate		to	to		Shares		Share
	Net	Net	Unrealized	Preferred	Preferred		Common	Common		Repurchased		Net	Ending
	Asset	Investment	Gain	Share-	Share-		Share-	Share-		and		Asset	Market
	Value	Income	(Loss)	holders(a)	holders(a)	Total	holders	holders	Total	Retired		Value	Value
California Performance Plus (NCP)
Year Ended 2/28:
2011(g)	$14.07	$.51	$.76	$(.01)	$—	$1.26	$(.45)	$—	$(.45)	$—		$14.88	$14.39
2010	12.63	1.02	1.26	(.03)	(.01)	2.24	(.80)	—	(.80)	—	**	14.07	12.59
2009(f)	14.19	.48	(1.45)	(.12)	(.03)	(1.12)	(.35)	(.09)	(.44)	—	**	12.63	10.87
Year Ended 8/31:
2008	14.77	.98	(.52)	(.25)	(.03)	.18	(.69)	(.07)	(.76)	—		14.19	12.70
2007	15.45	.96	(.60)	(.26)	(.02)	.08	(.71)	(.05)	(.76)	—		14.77	14.07
2006	15.79	.96	(.29)	(.23)	—	.44	(.78)	—	(.78)	—		15.45	14.36
2005	15.53	.97	.49	(.12)	(.01)	1.33	(.90)	(.17)	(1.07)	—		15.79	14.52

California Opportunity (NCO)
Year Ended 2/28:
2011(g)	14.13	.47	.82	— **	—	1.29	(.46)	—	(.46)	—		14.96	14.57
2010	12.92	1.03	1.05	(.03)	—	2.05	(.84)	—	(.84)	—	**	14.13	12.94
2009(f)	14.32	.50	(1.36)	(.12)	(.02)	(1.00)	(.35)	(.05)	(.40)	—	**	12.92	10.77
Year Ended 8/31:
2008	14.90	1.01	(.52)	(.26)	(.03)	.20	(.71)	(.07)	(.78)	—		14.32	12.85
2007	15.67	.99	(.68)	(.28)	—	.03	(.80)	—	(.80)	—		14.90	14.36
2006	16.14	1.00	(.41)	(.22)	—	.37	(.84)	—	(.84)	—		15.67	15.36
2005	15.67	1.02	.50	(.12)	—	1.40	(.93)	—	(.93)	—		16.14	15.61

	Auction Rate Preferred Shares			Variable Rate Demand Preferred Shares
	at End of Period			at End of Period
	Aggregate			Aggregate
	Amount	Liquidation	Asset	Amount	Liquidation	Asset
	Outstanding	Value	Coverage	Outstanding	Value	Coverage
	(000)	Per Share	Per Share	(000)	Per Share	Per Share
California Performance Plus (NCP)
Year Ended 2/28:
2011(g)	$80,350	$25,000	$84,912	$—	$—	$—
2010	91,175	25,000	74,920	—	—	—
2009(f)	91,175	25,000	69,865	—	—	—
Year Ended 8/31:
2008	105,075	25,000	68,765	—	—	—
2007	106,000	25,000	70,157	—	—	—
2006	106,000	25,000	72,255	—	—	—
2005	106,000	25,000	73,276	—	—	—

California Opportunity (NCO)
Year Ended 2/28:
2011(g)	—	—	—	49,800	100,000	344,630
2010	48,775	25,000	83,979	—	—	—
2009(f)	58,900	25,000	69,771	—	—	—
Year Ended 8/31:
2008	68,000	25,000	68,002	—	—	—
2007	68,000	25,000	69,753	—	—	—
2006	68,000	25,000	71,982	—	—	—
2005	68,000	25,000	73,377	—	—	—

74 Nuveen Investments

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Total Returns			Applicable to Common Shares(c)(d)
	Based	Ending
	on	Net
Based	Common	Assets
on	Share Net	Applicable	Expenses		Expenses		Net		Portfolio
Market	Asset	to Common	Including		Excluding		Investment		Turnover
Value(b)	Value(b)	Shares (000)	Interest(e)		Interest		Income		Rate
18.13%	9.13%	$192,557	1.19	%*	1.15	%*	7.05	%*	9%
23.76	18.20	182,060	1.25		1.22		7.58		3
(10.58)	(7.75)	163,623	1.40	*	1.34	*	7.72	*	6
(4.41)	1.23	183,943	1.33		1.26		6.73		11
3.21	.49	191,466	1.30		1.22		6.28		18
4.42	2.97	200,359	1.23		1.23		6.28		11
9.66	8.89	204,692	1.23		1.23		6.22		5

16.42	9.31	121,826	1.69	*	1.52	*	6.57	*	17
28.54	16.25	115,069	1.26		1.22		7.59		5
(12.83)	(6.85)	105,482	1.48	*	1.44	*	8.00	*	4
(5.15)	1.35	116,964	1.36		1.28		6.84		8
(1.62)	.07	121,728	1.31		1.26		6.37		10
4.02	2.47	127,792	1.26		1.26		6.43		18
15.00	9.19	131,587	1.25		1.25		6.42		7

(a)	The amounts shown are based on Common share equivalents.
(b)
Total Return Based on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

Total Return Based on Common Share Net Asset Value is the combination of changes in Common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending net asset value. The actual reinvest price for the last dividend declared in the period may often be based on the Fund’s market price (and not its net asset value), and therefore may be different from the price used in the calculation. Total returns are not annualized.

(c)
Ratios do not reflect the effect of dividend payments to Auction Rate Preferred shareholders; Net Investment Income ratios reflect income earned and expenses incurred on assets attributable to Auction Rate Preferred shares and/or Variable Rate Demand Preferred shares, where applicable.

(d)	Ratios do not reflect the effect of custodian fee credits earned on the Fund’s net cash on deposit with the custodian bank, where applicable.
(e)
The expense ratios reflect, among other things, payments to Variable Rate Demand Preferred shareholders and/or the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, both as described in Footnote 1 – General Information and Significant Accounting Policies, Variable Rate Demand Preferred Shares and Inverse Floating Rate Securities, respectively.

(f)	For the six months ended February 28, 2009.
(g)	For the six months ended August 31, 2010.
*	Annualized.
**	Rounds to less than $.01 per share.

See accompanying notes to financial statements.

Nuveen Investments 75

Financial
Highlights (Unaudited) (continued)

Selected data for a Common share outstanding throughout each period:

		Investment Operations					Less Distributions
				Distributions	Distributions
				from Net	from
				Investment	Capital		Net			Discount
	Beginning			Income to	Gains to		Investment	Capital		from		Ending
	Common		Net	Auction	Auction		Income	Gains		Common		Common
	Share		Realized/	Rate	Rate		to	to		Shares		Share
	Net	Net	Unrealized	Preferred	Preferred		Common	Common		Repurchased		Net	Ending
	Asset	Investment	Gain	Share-	Share-		Share-	Share-		and		Asset	Market
	Value	Income	(Loss)	holders(a)	holders(a)	Total	holders	holders	Total	Retired		Value	Value
California Investment Quality (NQC)
Year Ended 2/28:
2011(g)	$14.06	$.51	$.80	$(.01)	$—	$1.30	$(.45)	$—	$(.45)	$—		$14.91	$14.45
2010	12.65	1.04	1.24	(.02)	(.02)	2.24	(.83)	—	(.83)	—		14.06	12.84
2009(f)	14.34	.49	(1.50)	(.11)	(.02)	(1.14)	(.36)	(.19)	(.55)	—		12.65	11.09
Year Ended 8/31:
2008	14.81	1.00	(.47)	(.27)	— **	.26	(.72)	(.01)	(.73)	—		14.34	13.08
2007	15.48	.97	(.59)	(.26)	(.02)	.10	(.70)	(.07)	(.77)	—		14.81	13.74
2006	15.86	.96	(.24)	(.23)	(.01)	.48	(.80)	(.06)	(.86)	—		15.48	14.63
2005	15.65	.98	.40	(.13)	(.01)	1.24	(.92)	(.11)	(1.03)	—		15.86	15.10

California Select Quality (NVC)
Year Ended 2/28:
2011(g)	14.27	.53	.82	(.01)	—	1.34	(.48)	—	(.48)	—		15.13	15.11
2010	12.72	1.07	1.40	(.02)	(.02)	2.43	(.88)	—	(.88)	—	**	14.27	13.61
2009(f)	14.31	.50	(1.41)	(.11)	(.03)	(1.05)	(.36)	(.18)	(.54)	—	**	12.72	10.78
Year Ended 8/31:
2008	14.75	1.01	(.42)	(.26)	(.02)	.31	(.70)	(.05)	(.75)	—		14.31	12.88
2007	15.49	.98	(.64)	(.27)	(.01)	.06	(.75)	(.05)	(.80)	—		14.75	13.97
2006	15.98	.99	(.27)	(.22)	(.02)	.48	(.85)	(.12)	(.97)	—		15.49	15.25
2005	15.63	1.02	.53	(.13)	(.01)	1.41	(.96)	(.10)	(1.06)	—		15.98	15.69

							Auction Rate
							Preferred Shares
							and Variable
							Rate Demand
							Preferred Shares
		Auction Rate		Variable Rate Demand Preferred Shares			at End
	Preferred Shares at End of Period				at End of Period		of Period
							Asset
	Aggregate			Aggregate			Coverage
	Amount	Liquidation	Asset	Amount	Liquidation	Asset	Per $1
	Outstanding	Value	Coverage	Outstanding	Value	Coverage	Liquidation
	(000)	Per Share	Per Share	(000)	Per Share	Per Share	Preference
California Investment Quality (NQC)
Year Ended 2/28:
2011(g)	$94,925	$25,000	$78,313	$—	$—	$—	$—
2010	94,925	25,000	75,272	—	—	—	—
2009(f)	94,925	25,000	70,256	—	—	—	—
Year Ended 8/31:
2008	108,650	25,000	69,816	—	—	—	—
2007	112,000	25,000	69,881	—	—	—	—
2006	112,000	25,000	71,929	—	—	—	—
2005	112,000	25,000	73,091	—	—	—	—

California Select Quality (NVC)
Year Ended 2/28:
2011(g)	158,025	25,000	52,561	158,900	100,000	210,246	2.10
2010	158,025	25,000	77,135	—	—	—	—
2009(f)	164,150	25,000	69,779	—	—	—	—
Year Ended 8/31:
2008	176,375	25,000	71,905	—	—	—	—
2007	192,000	25,000	69,414	—	—	—	—
2006	192,000	25,000	71,632	—	—	—	—
2005	192,000	25,000	73,058	—	—	—	—

76 Nuveen Investments

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Total Returns			Applicable to Common Shares(c)(d)
	Based	Ending
	on	Net
Based	Common	Assets
on	Share Net	Applicable	Expenses		Expenses		Net		Portfolio
Market	Asset	to Common	Including		Excluding		Investment		Turnover
Value(b)	Value(b)	Shares (000)	Interest(e)		Interest		Income		Rate
16.31%	9.44%	$202,429	1.24	%*	1.19	%*	7.05	%*	13%
23.89	18.21	190,883	1.29		1.23		7.72		11
(10.59)	(7.70)	171,836	1.47	*	1.30	*	7.87	*	6
.53	1.78	194,772	1.39		1.24		6.77		15
(1.03)	.57	201,067	1.34		1.22		6.32		12
2.73	3.21	210,242	1.22		1.22		6.28		11
9.33	8.18	215,446	1.21		1.21		6.24		5
14.78	9.57	349,397	1.23	*	1.17	*	7.22	*	11
35.21	19.60	329,544	1.24		1.19		7.91		10
(11.80)	(7.09)	294,019	1.39	*	1.28	*	8.08	*	6
(2.52)	2.07	330,915	1.32		1.22		6.90		13
(3.40)	.29	341,102	1.28		1.19		6.36		16
3.63	3.21	358,131	1.20		1.20		6.38		16
13.70	9.33	369,087	1.19		1.19		6.44		8

(a)	The amounts shown are based on Common share equivalents.
(b)
Total Return Based on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

Total Return Based on Common Share Net Asset Value is the combination of changes in Common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending net asset value. The actual reinvest price for the last dividend declared in the period may often be based on the Fund’s market price (and not its net asset value), and therefore may be different from the price used in the calculation. Total returns are not annualized.

(c)
Ratios do not reflect the effect of dividend payments to Auction Rate Preferred shareholders; Net Investment Income ratios reflect income earned and expenses incurred on assets attributable to Auction Rate Preferred shares and/or Variable Rate Demand Preferred shares, where applicable.

(d)	Ratios do not reflect the effect of custodian fee credits earned on the Fund’s net cash on deposit with the custodian bank, where applicable.
(e)
The expense ratios reflect, among other things, payments to Variable Rate Demand Preferred Shareholders and/or the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, both as described in Footnote 1 – General Information and Significant Accounting Policies, Variable Rate Demand Preferred Shares and Inverse Floating Rate Securities, respectively.

(f)	For the six months ended February 28, 2009.
(g)	For the six months ended August 31, 2010.
*	Annualized.
**	Rounds to less than $.01 per share.

See accompanying notes to financial statements.

Nuveen Investments 77

Financial
Highlights (Unaudited) (continued)

Selected data for a Common share outstanding throughout each period:

		Investment Operations					Less Distributions
				Distributions	Distributions
				from Net	from
				Investment	Capital		Net			Discount
	Beginning			Income to	Gains to		Investment	Capital		from		Ending
	Common		Net	Auction	Auction		Income	Gains		Common		Common
	Share		Realized/	Rate	Rate		to	to		Shares		Share
	Net	Net	Unrealized	Preferred	Preferred		Common	Common		Repurchased		Net	Ending
	Asset	Investment	Gain	Share-	Share-		Share-	Share-		and		Asset	Market
	Value	Income	(Loss)	holders(a)	holders(a)	Total	holders	holders	Total	Retired		Value	Value
California Quality Income (NUC)
Year Ended 2/28:
2011(g)	$14.58	$.54	$.79	$(.02)	$—	$1.31	$(.48)	$—	$(.48)	$—		$15.41	$15.89
2010	13.29	1.10	1.13	(.03)	(.02)	2.18	(.89)	—	(.89)	—	**	14.58	13.64
2009(f)	14.73	.52	(1.28)	(.12)	(.03)	(.91)	(.37)	(.16)	(.53)	—	**	13.29	11.21
Year Ended 8/31:
2008	14.93	1.04	(.23)	(.29)	—	.52	(.72)	—	(.72)	—		14.73	13.08
2007	15.60	1.01	(.59)	(.28)	(.01)	.13	(.77)	(.03)	(.80)	—		14.93	14.08
2006	16.03	1.02	(.35)	(.23)	— **	.44	(.84)	(.03)	(.87)	—		15.60	15.28
2005	15.49	1.04	.69	(.13)	(.01)	1.59	(.97)	(.08)	(1.05)	—		16.03	15.73

							Auction Rate
							Preferred Shares
							and Variable
							Rate Demand
	Auction Rate			Variable Rate Demand Preferred Shares			Preferred Shares
	Preferred Shares at End of Period			at End of Period			at End of Period

							Asset
	Aggregate			Aggregate			Coverage
	Amount	Liquidation	Asset	Amount	Liquidation	Asset	Per $1
	Outstanding	Value	Coverage	Outstanding	Value	Coverage	Liquidation
	(000)	Per Share	Per Share	(000)	Per Share	Per Share	Preference
California Quality Income (NUC)
Year Ended 2/28:
2011(g)	$157,225	$25,000	$51,879	$158,100	$100,000	$207,515	$2.08
2010	157,225	25,000	75,972	—	—	—	—
2009(f)	165,025	25,000	69,292	—	—	—	—
Year Ended 8/31:
2008	176,900	25,000	70,839	—	—	—	—
2007	185,000	25,000	69,427	—	—	—	—
2006	185,000	25,000	71,364	—	—	—	—
2005	185,000	25,000	72,669	—	—	—	—

78 Nuveen Investments

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Total Returns			Applicable to Common Shares(c)(d)
	Based	Ending
	on	Net
Based	Common	Assets
on	Share Net	Applicable	Expenses		Expenses		Net		Portfolio
Market	Asset	to Common	Including		Excluding		Investment		Turnover
Value(b)	Value(b)	Shares (000)	Interest(e)		Interest		Income		Rate
20.39%	9.18%	$339,021	1.27	%*	1.18	%*	7.19	%*	8%
30.22	16.84	320,561	1.26		1.20		7.85		11
(9.94)	(5.94)	292,373	1.37	*	1.27	*	8.00	*	6
(2.12)	3.51	324,354	1.33		1.23		6.93		10
(2.92)	.74	328,756	1.28		1.20		6.51		16
2.90	2.96	343,096	1.21		1.21		6.54		12
12.30	10.57	352,752	1.20		1.20		6.62		6

(a)	The amounts shown are based on Common share equivalents.
(b)
Total Return Based on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

Total Return Based on Common Share Net Asset Value is the combination of changes in Common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending net asset value. The actual reinvest price for the last dividend declared in the period may often be based on the Fund’s market price (and not its net asset value), and therefore may be different from the price used in the calculation. Total returns are not annualized.

(c)
Ratios do not reflect the effect of dividend payments to Auction Rate Preferred shareholders; Net Investment Income ratios reflect income earned and expenses incurred on assets attributable to Auction Rate Preferred shares and/or Variable Rate Demand Preferred shares, where applicable.

(d)	Ratios do not reflect the effect of custodian fee credits earned on the Fund’s net cash on deposit with the custodian bank, where applicable.
(e)
The expense ratios reflect, among other things, payments to Variable Rate Demand Preferred Shareholders and/or the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, both as described in Footnote 1 – General Information and Significant Accounting Policies, Variable Rate Demand Preferred Shares and Inverse Floating Rate Securities, respectively.

(f)	For the six months ended February 28, 2009.
(g)	For the six months ended August 31, 2010.
*	Annualized.
**	Rounds to less than $.01 per share.

See accompanying notes to financial statements.

Nuveen Investments 79

Annual Investment Management
Agreement Approval Process (Unaudited)

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board members, including by a vote of a majority of the board members who are not parties to the advisory agreement or “interested persons” of any parties (the “Independent Board Members”), cast in person at a meeting called for the purpose of considering such approval. In connection with such approvals, the fund’s board members must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the advisory agreement. Accordingly, at a meeting held on May 25-26, 2010 (the “May Meeting”), the Boards of Trustees or Directors (as the case may be) (each a “Board” and each Trustee or Director, a “Board Member”) of the Funds, including a majority of the Independent Board Members, considered and approved the continuation of the advisory agreements (each an “Advisory Agreement”) between each Fund and Nuveen Asset Management (the “Adviser”) for an additional one-year period. In preparation for their considerations at the May Meeting, the Board also held a separate meeting on April 21-22, 2010 (the “April Meeting”). Accordingly, the factors considered and determinations made regarding the renewals by the Independent Board Members include those made at the April Meeting.

In addition, in evaluating the Advisory Agreements, the Independent Board Members reviewed a broad range of information relating to the Funds and the Adviser, including absolute and comparative performance, fee and expense information for the Funds (as described in more detail below), the profitability of Nuveen for its advisory activities (which includes its wholly owned subsidiaries), and other information regarding the organization, personnel, and services provided by the Adviser. The Independent Board Members also met quarterly as well as at other times as the need arose during the year and took into account the information provided at such meetings and the knowledge gained therefrom. Prior to approving the renewal of the Advisory Agreements, the Independent Board Members reviewed the foregoing information with their independent legal counsel and with management, reviewed materials from independent legal counsel describing applicable law and their duties in reviewing advisory contracts, and met with independent legal counsel in private sessions without management present. The Independent Board Members considered the legal advice provided by independent legal counsel and relied upon their knowledge of the Adviser, its services and the Funds resulting from their meetings and other interactions throughout the year and their own business judgment in determining the factors to be considered in evaluating the

80 Nuveen Investments

Advisory Agreements. Each Board Member may have accorded different weight to the various factors in reaching his or her conclusions with respect to a Fund’s Advisory Agreement. The Independent Board Members did not identify any single factor as all-important or controlling. The Independent Board Members’ considerations were instead based on a comprehensive consideration of all the information presented. The principal factors considered by the Board and its conclusions are described below.

A. Nature, Extent and Quality of Services
In considering renewal of the Advisory Agreements, the Independent Board Members considered the nature, extent and quality of the Adviser’s services, including advisory services and administrative services. The Independent Board Members reviewed materials outlining, among other things, the Adviser’s organization and business; the types of services that the Adviser or its affiliates provide and are expected to provide to the Funds; the performance record of the applicable Fund (as described in further detail below); and any initiatives Nuveen had taken for the applicable fund product line, including continued activities to refinance auction rate preferred securities, manage leverage during periods of market turbulence and implement an enhanced leverage management process, modify investment mandates in light of market conditions and seek shareholder approval as necessary, maintain the fund share repurchase program and maintain shareholder communications to keep shareholders apprised of Nuveen’s efforts in refinancing preferred shares. In addition to the foregoing, the Independent Board Members also noted the additional services that the Adviser or its affiliates provide to closed-end funds, including, in particular, Nuveen’s continued commitment to supporting the secondary market for the common shares of its closed-end funds through a variety of programs designed to raise investor and analyst awareness and understanding of closed-end funds. These efforts include maintaining an investor relations program to provide timely information and education to financial advisers and investors; providing marketing for the closed-end funds; maintaining and enhancing a closed-end fund website; participating in conferences and having direct communications with analysts and financial advisors.

As part of their review, the Independent Board Members also evaluated the background, experience and track record of the Adviser’s investment personnel. In this regard, the Independent Board Members considered any changes in the personnel, and the impact on the level of services provided to the Funds, if any. The Independent Board Members also reviewed information regarding portfolio manager compensation arrangements to evaluate the Adviser’s ability to attract and retain high quality investment personnel, preserve stability, and reward performance but not provide an incentive for taking undue risks.

In addition to advisory services, the Independent Board Members considered the quality of administrative services provided by the Adviser and its affiliates including product management, fund administration, oversight of service providers, shareholder services, administration of Board relations, regulatory and portfolio compliance and legal

Nuveen Investments 81

Annual Investment Management Agreement
Approval Process (Unaudited) (continued)

support. Given the importance of compliance, the Independent Board Members also considered the Adviser’s compliance program, including the report of the chief compliance officer regarding the Funds’ compliance policies and procedures.

Based on their review, the Independent Board Members found that, overall, the nature, extent and quality of services provided (and expected to be provided) to the respective Funds under the Advisory Agreements were satisfactory.

B. The Investment Performance of the Funds and the Adviser
The Board considered the performance results of each Fund over various time periods. The Board reviewed, among other things, each Fund’s historic investment performance as well as information comparing the Fund’s performance information with that of other funds (the “Performance Peer Group”) based on data provided by an independent provider of mutual fund data and with recognized and/or customized benchmarks. In this regard, the Board reviewed each Fund’s total return information compared to its Performance Peer Group for the quarter, one-, three- and five-year periods ending December 31, 2009 and for the same periods ending March 31, 2010 (or for the periods available for Funds that did not exist during part of the foregoing time frame). In addition, the Board reviewed each Fund’s total return information compared to recognized and/or customized benchmarks for the quarter, one- and three-year periods ending December 31, 2009 and for the same periods ending March 31, 2010 (or for the periods available for Funds that did not exist during part of the foregoing time frame). Moreover, the Board reviewed the peer ranking of the Nuveen municipal funds advised by the Adviser in the aggregate. The Independent Board Members also reviewed historic premium and discount levels. This information supplemented the Fund performance information provided to the Board at each of its quarterly meetings.

In reviewing peer comparison information, the Independent Board Members recognized that the Performance Peer Group of certain funds may not adequately represent the objectives and strategies of the funds, thereby limiting the usefulness of comparing a fund’s performance with that of its Performance Peer Group. In this regard, the Independent Board Members considered that the Performance Peer Groups of certain funds (including the Nuveen California Municipal Value Fund, Inc. and Nuveen California Municipal Value Fund 2) were classified as having significant differences from such funds based on considerations such as special fund objectives, potential investable universe and the composition of the peer set (e.g., the number and size of competing funds and number of competing managers).

Based on their review, the Independent Board Members determined that each Fund’s investment performance over time had been satisfactory. The Independent Board Members noted that the Nuveen California Select Quality Municipal Fund, Inc. generally demonstrated favorable performance in comparison to peers, performing in the top two quartiles in the one-, three- and five-year periods ending March 31, 2010. The performance of the Nuveen California Investment Quality Municipal Fund, Inc. and the Nuveen

82 Nuveen Investments

California Performance Plus Municipal Fund, Inc. was over time satisfactory compared to peers, falling within the second or third quartile over various periods. While the Nuveen California Quality Income Municipal Fund, Inc. lagged its peers somewhat in the short-term one-year period, it demonstrated more favorable performance in the longer three-and five-year periods. The Nuveen California Municipal Value Fund, Inc. underper-formed its benchmark in the three-year period but outperformed the performance of its benchmark in the one-year period. The Board Members further recognized that the Nuveen California Municipal Value Fund 2 is a relatively new fund with a performance history that is generally too short for meaningful assessment of performance. With respect to the Nuveen California Municipal Market Opportunity Fund, Inc., although the Fund lagged its peers over various periods, the Fund outperformed its benchmark in the one-year period.

C. Fees, Expenses and Profitability
1. Fees and Expenses

The Board evaluated the management fees and expenses of each Fund reviewing, among other things, such Fund’s gross management fees, net management fees and net expense ratios in absolute terms as well as compared to the fee and expenses of a comparable universe of funds based on data provided by an independent fund data provider (the “Peer Universe”) and in certain cases, to a more focused subset of funds in the Peer Universe (the “Peer Group”) and any expense limitations.

The Independent Board Members further reviewed the methodology regarding the construction of the applicable Peer Universe and/or Peer Group. In reviewing the comparisons of fee and expense information, the Independent Board Members took into account that in certain instances various factors such as: the asset level of a fund relative to peers; the limited size and particular composition of the Peer Universe or Peer Group; the investment objectives of the peers; expense anomalies; changes in the funds comprising the Peer Universe or Peer Group from year to year; levels of reimbursement; the timing of information used; the differences in the type and use of leverage; and differences in the states reflected in the Peer Universe or Peer Group may impact the comparative data, thereby limiting the ability to make a meaningful comparison with peers, including, in particular, the Nuveen California Municipal Value Fund, Inc. and the Nuveen California Municipal Value Fund 2.

In reviewing the fee schedule for a Fund, the Independent Board Members also considered the fund-level and complex-wide breakpoint schedules (described in further detail below) and any fee waivers and reimbursements provided by Nuveen (applicable, in particular, for certain closed-end funds launched since 1999). In their review, the Independent Board Members noted that although the Nuveen California Municipal Value Fund, Inc. and Nuveen California Municipal Value Fund 2 had net management fees above the peer average and the available peer set was limited, their net expense ratios were below or near the peer average. The Nuveen California Quality Income Municipal Fund, Inc. and Nuveen California Select Quality

Nuveen Investments 83

Annual Investment Management Agreement
Approval Process (Unaudited) (continued)

Municipal Fund, Inc. had net advisory fees above the peer average, but the expense ratios were below, at or near the peer expense ratio average. The Nuveen California Investment Quality Municipal Fund, Inc., Nuveen California Municipal Market Opportunity Fund, Inc. and Nuveen California Performance Plus Municipal Fund, Inc. had net management fees and net expense ratios above the peer averages; however, the Board Members recognized that limited peers were available for comparison.

Based on their review of the fee and expense information provided, the Independent Board Members determined that each Fund’s management fees were reasonable in light of the nature, extent and quality of services provided to the Fund.

2. Comparisons with the Fees of Other Clients
The Independent Board Members further reviewed information regarding the nature of services and fee rates offered by the Adviser to other clients, including municipal separately managed accounts and passively managed municipal bond exchange traded funds (ETFs) that are sub-advised by the Adviser. In evaluating the comparisons of fees, the Independent Board Members noted that the fee rates charged to the Funds and other clients vary, among other things, because of the different services involved and the additional regulatory and compliance requirements associated with registered investment companies, such as the Funds. Accordingly, the Independent Board Members considered the differences in the product types, including, but not limited to, the services provided, the structure and operations, product distribution and costs thereof, portfolio investment policies, investor profiles, account sizes and regulatory requirements. The Independent Board Members noted, in particular, that the range of services provided to the Funds (as discussed above) is much more extensive than that provided to separately managed accounts. Given the inherent differences in the products, particularly the extensive services provided to the Funds, the Independent Board Members believe such facts justify the different levels of fees.

3. Profitability of Nuveen
In conjunction with its review of fees, the Independent Board Members also considered the profitability of Nuveen for its advisory activities (which incorporated Nuveen’s wholly-owned affiliated sub-advisers) and its financial condition. The Independent Board Members reviewed the revenues and expenses of Nuveen’s advisory activities for the last two years, the allocation methodology used in preparing the profitability data and an analysis of the key drivers behind the changes in revenues and expenses that impacted profitability in 2009. The Independent Board Members noted this information supplemented the profitability information requested and received during the year to help keep them apprised of developments affecting profitability (such as changes in fee waivers and expense reimbursement commitments). In this regard, the Independent Board Members noted that they had also appointed an Independent Board Member as a point person to review and keep them apprised of changes to the profitability analysis and/or methodologies during the year. The Independent Board Members also

84 Nuveen Investments

considered Nuveen’s revenues for advisory activities, expenses, and profit margin compared to that of various unaffiliated management firms with similar amounts of assets under management and relatively comparable asset composition prepared by Nuveen.

In reviewing profitability, the Independent Board Members recognized the subjective nature of determining profitability which may be affected by numerous factors including the allocation of expenses. Further, the Independent Board Members recognized the difficulties in making comparisons as the profitability of other advisers generally is not publicly available and the profitability information that is available for certain advisers or management firms may not be representative of the industry and may be affected by, among other things, the adviser’s particular business mix, capital costs, types of funds managed and expense allocations. Notwithstanding the foregoing, the Independent Board Members reviewed Nuveen’s methodology and assumptions for allocating expenses across product lines to determine profitability. In reviewing profitability, the Independent Board Members recognized Nuveen’s investment in its fund business. Based on their review, the Independent Board Members concluded that Nuveen’s level of profitability for its advisory activities was reasonable in light of the services provided.

In evaluating the reasonableness of the compensation, the Independent Board Members also considered other amounts paid to the Adviser by the Funds as well as any indirect benefits (such as soft dollar arrangements, if any) the Adviser and its affiliates receive, or are expected to receive, that are directly attributable to the management of the Funds, if any. See Section E below for additional information on indirect benefits the Adviser may receive as a result of its relationship with the Funds. Based on their review of the overall fee arrangements of each Fund, the Independent Board Members determined that the advisory fees and expenses of the respective Fund were reasonable.

D. Economies of Scale and Whether Fee Levels Reflect These Economies of Scale
With respect to economies of scale, the Independent Board Members have recognized the potential benefits resulting from the costs of a fund being spread over a larger asset base, although economies of scale are difficult to measure and predict with precision, particularly on a fund-by-fund basis. One method to help ensure the shareholders share in these benefits is to include breakpoints in the advisory fee schedule. Generally, management fees for funds in the Nuveen complex are comprised of a fund-level component and a complex-level component, subject to certain exceptions. Accordingly, the Independent Board Members reviewed and considered the applicable fund-level breakpoints in the advisory fee schedules that reduce advisory fees as asset levels increase. Further, the Independent Board Members noted that although closed-end funds may from time-to-time make additional share offerings, the growth of their assets will occur primarily through the appreciation of such funds’ investment portfolio.

Nuveen Investments 85

Annual Investment Management Agreement
Approval Process (Unaudited) (continued)

In addition to fund-level advisory fee breakpoints, the Board also considered the Funds’ complex-wide fee arrangement. Pursuant to the complex-wide fee arrangement, the fees of the funds in the Nuveen complex are generally reduced as the assets in the fund complex reach certain levels. The complex-wide fee arrangement seeks to provide the benefits of economies of scale to fund shareholders when total fund complex assets increase, even if assets of a particular fund are unchanged or have decreased. The approach reflects the notion that some of Nuveen’s costs are attributable to services provided to all its funds in the complex and therefore all funds benefit if these costs are spread over a larger asset base.

Based on their review, the Independent Board Members concluded that the breakpoint schedules and complex-wide fee arrangement were acceptable and reflect economies of scale to be shared with shareholders when assets under management increase.

E. Indirect Benefits
In evaluating fees, the Independent Board Members received and considered information regarding potential “fall out” or ancillary benefits the Adviser or its affiliates may receive as a result of its relationship with each Fund. In this regard, the Independent Board Members considered any revenues received by affiliates of the Adviser for serving as agent at Nuveen’s trading desk and as co-manager in initial public offerings of new closed-end funds.

In addition to the above, the Independent Board Members considered whether the Adviser received any benefits from soft dollar arrangements whereby a portion of the commissions paid by a Fund for brokerage may be used to acquire research that may be useful to the Adviser in managing the assets of the Funds and other clients. The Independent Board Members noted that the Adviser does not currently have any soft dollar arrangements; however, to the extent certain bona fide agency transactions that occur on markets that traditionally trade on a principal basis and riskless principal transactions are considered as generating “commissions,” the Adviser intends to comply with the applicable safe harbor provisions.

Based on their review, the Independent Board Members concluded that any indirect benefits received by the Adviser as a result of its relationship with the Funds were reasonable and within acceptable parameters.

F. Other Considerations
The Independent Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members, including the Independent Board Members, unanimously concluded that the terms of the Advisory Agreements are fair and reasonable, that the Adviser’s fees are reasonable in light of the services provided to each Fund and that the Advisory Agreements be renewed.

86 Nuveen Investments

Reinvest Automatically
Easily and Conveniently

Nuveen makes reinvesting easy. A phone call is all it takes to set up your reinvestment account.

Nuveen Closed-End Funds Dividend Reinvestment Plan

Your Nuveen Closed-End Fund allows you to conveniently reinvest dividends and/or capital gains distributions in additional Fund shares.

By choosing to reinvest, you’ll be able to invest money regularly and automatically, and watch your investment grow through the power of tax-free compounding. Just like dividends or distributions in cash, there may be times when income or capital gains taxes may be payable on dividends or distributions that are reinvested.

It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.

Easy and convenient

To make recordkeeping easy and convenient, each month you’ll receive a statement showing your total dividends and distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

How shares are purchased

The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the greater of the net asset value or 95% of the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. If the Plan Agent begins purchasing Fund shares on the open market while shares are trading below net asset value, but the Fund’s shares subsequently trade at or above their net asset value before the Plan Agent is able to complete its purchases, the Plan Agent may cease open-market purchases and may invest the uninvested portion of the distribution in newly-issued Fund shares at a price equal to the greater of the shares’ net asset value or 95% of the shares’ market value on the last business day immediately prior to the purchase date. Dividends and distributions received to purchase shares in the open market will normally be invested shortly after the dividend payment date. No interest will be paid on dividends and distributions awaiting reinvestment. Because the market price of the shares may increase before purchases are completed, the average purchase price

Nuveen Investments 87

Reinvest Automatically,
Easily and Conveniently (continued)

per share may exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

Flexible

You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change.

You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

Call today to start reinvesting dividends and/or distributions

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

88 Nuveen Investments

Glossary of Terms
Used in this Report

■
Auction Rate Bond: An auction rate bond is a security whose interest payments are adjusted periodically through an auction process, which process typically also serves as a means for buying and selling the bond. Auctions that fail to attract enough buyers for all the shares offered for sale are deemed to have “failed,” with current holders receiving a formula-based interest rate until the next scheduled auction.

■
Average Annual Total Return: This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or market price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

■
Average Effective Maturity: The average of the number of years to maturity of the bonds in a Fund’s portfolio, computed by weighting each bond’s time to maturity (the date the security comes due) by the market value of the security. This figure does not account for the likelihood of prepayments or the exercise of call provisions unless an escrow account has been established to redeem the bond before maturity. The market value weighting for an investment in an inverse floating rate security is the value of the portfolio’s residual interest in the inverse floating rate trust, and does not include the value of the floating rate securities issued by the trust.

■
Inverse Floaters: Inverse floating rate securities, also known as inverse floaters, are created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust created by a broker-dealer. This trust, in turn, (a) issues floating rate certificates typically paying short-term tax-exempt interest rates to third parties in amounts equal to some fraction of the deposited bond’s par amount or market value, and (b) issues an inverse floating rate certificate (sometimes referred to as an “inverse floater”) to an investor (such as a Fund) interested in gaining investment exposure to a long-term municipal bond. The income received by the holder of the inverse floater varies inversely with the short-term rate paid to the floating rate certificates’ holders, and in most circumstances the holder of the inverse floater bears substantially all of the underlying bond’s downside investment risk. The holder of the inverse floater typically also benefits disproportionately from any potential appreciation of the underlying bond’s value. Hence, an inverse floater essentially represents an investment in the underlying bond on a leveraged basis.

Nuveen Investments 89

Glossary of Terms
Used in this Report (continued)

■
Leverage-Adjusted Duration: Duration is a measure of the expected period over which a bond’s principal and interest will be paid, and consequently is a measure of the sensitivity of a bond’s or bond Fund’s value to changes when market interest rates change. Generally, the longer a bond’s or Fund’s duration, the more the price of the bond or Fund will change as interest rates change. Leverage-adjusted duration takes into account the leveraging process for a Fund and therefore is longer than the duration of the Fund’s portfolio of bonds.

■	Market Yield (also known as Dividend Yield or Current Yield): An investment’s current annualized dividend divided by its current market price.

■
Net Asset Value (NAV): A Fund’s NAV per common share is calculated by subtracting the liabilities of the Fund (including any Preferred shares issued in order to leverage the Fund) from its total assets and then dividing the remainder by the number of common shares outstanding. Fund NAVs are calculated at the end of each business day.

■
Pre-refunding: Pre-refunding, also known as advanced refundings or refinancings, is a procedure used by state and local governments to refinance municipal bonds to lower interest expenses. The issuer sells new bonds with a lower yield and uses the proceeds to buy U.S. Treasury securities, the interest from which is used to make payments on the higher-yielding bonds. Because of this collateral, pre-refunding generally raises a bond’s credit rating and thus its value.

■	Taxable-Equivalent Yield: The yield necessary from a fully taxable investment to equal, on an after-tax basis, the yield of a municipal bond investment.

■
Zero Coupon Bond: A zero coupon bond does not pay a regular interest coupon to its holders during the life of the bond. Tax-exempt income to the holder of the bond comes from accretion of the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity and is effectively paid at maturity. The market prices of zero coupon bonds generally are more volatile than the market prices of bonds that pay interest periodically.

90 Nuveen Investments

Notes

Nuveen Investments 91

Notes

92 Nuveen Investments

Other Useful Information

Board of
Directors/Trustees
John P. Amboian
Robert P. Bremner
Jack B. Evans
William C. Hunter
David J. Kundert
William J. Schneider
Judith M. Stockdale
Carole E. Stone
Terence J. Toth

Fund Manager
Nuveen Asset Management
333 West Wacker Drive
Chicago, IL 60606

Custodian
State Street Bank & Trust
Company
Boston, MA

Transfer Agent and
Shareholder Services
State Street Bank & Trust
Company
Nuveen Funds
P.O. Box 43071
Providence, RI 02940-3071
(800) 257-8787

Legal Counsel
Chapman and Cutler LLP
Chicago, IL

Independent Registered
Public Accounting Firm
Ernst & Young LLP
Chicago, IL

Quarterly Portfolio of Investments and Proxy Voting Information

You may obtain (i) each Fund’s quarterly portfolio of investments, (ii) information regarding how the Funds voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, and (iii) a description of the policies and procedures that the Funds used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen Investments toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com.

You may also obtain this and other Fund information directly from the Securities and Exchange Commission (“SEC”). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC’s Public Reference Room in Washington, D.C. Call the SEC at (202) 942-8090 for room hours and operation. You may also request Fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC’s Public References Section at 100 F Street NE, Washington, D.C. 20549.

CEO Certification Disclosure

Each Fund’s Chief Executive Officer has submitted to the New York Stock Exchange (“NYSE”) the annual CEO certification as required by Section 303A.12(a) of the NYSE Listed Company Manual.

Each Fund has filed with the SEC the certification of its Chief Executive Officer and Chief Financial Officer required by Section 302 of the Sarbanes-Oxley Act.

Common and Preferred Share Information

Each Fund intends to repurchase and/or redeem shares of its own common and/or auction rate preferred stock (“Preferred Shares”) in the future at such times and in such amounts as is deemed advisable. During the period covered by this report, the Funds repurchased and/or redeemed and/or noticed for redemption shares of their common and/or auction rate preferred stock as shown in the accompanying table.

		Auction Rate Preferred Shares
	Common Shares	Redeemed and/or Noticed
Fund	Repurchased	for Redemption
NCA	—	N/A
NCB	—	N/A
NCP	—	433
NCO	—	1,951
NQC	—	—
NVC	—	6,321
NUC	—	6,289
N/A - Fund is not authorized to issue auction rate preferred shares.

Any future repurchases and/or redemptions will be reported to shareholders in the next annual or semi-annual report.

Nuveen Investments 93

Nuveen Investments:
Serving Investors for Generations

Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality equity and fixed-income solutions designed to be integral components of a well-diversified core portfolio.

Focused on meeting investor needs.

Nuveen Investments is a global investment management firm that seeks to help secure the long-term goals of institutions and high net worth investors as well as the consultants and financial advisors who serve them. We market our growing range of specialized investment solutions under the high-quality brands of HydePark, NWQ, Nuveen, Santa Barbara, Symphony, Tradewinds and Winslow Capital. In total, Nuveen Investments managed more than $160 billion of assets on September 30, 2010.

Find out how we can help you.

To learn more about the products and services of Nuveen Investments may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen Investments, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.

Learn more about Nuveen Funds at: www.nuveen.com/cef

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It only takes a minute to sign up for e-Reports. Once enrolled, you’ll receive an e-mail as soon as your Nuveen Investments Fund information is ready—no more waiting for delivery by regular mail. Just click on the link within the e-mail to see the report and save it on your computer if you wish.

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OR

www.nuveen.com/accountaccess

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Distributed by
Nuveen Investments, LLC
333 West Wacker Drive
Chicago, IL 60606
www.nuveen.com

ESA-A-0810D

ITEM 2. CODE OF ETHICS.

Not applicable to this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this filing.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) See Portfolio of Investments in Item 1.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Directors or Trustees implemented after the registrant last provided disclosure in response to this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the "Exchange Act")(17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form.

(a)(1)
Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2)
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See Ex-99.CERT attached hereto.

(a)(3)
Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the  report by or on behalf of the registrant to 10 or more persons: Not applicable.

(b)
If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: See Ex-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen California Investment Quality Municipal Fund, Inc.

By (Signature and Title) /s/ Kevin J. McCarthy
Kevin J. McCarthy
(Vice President and Secretary)

Date: November 8, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer
(principal executive officer)

Date: November 8, 2010

By (Signature and Title) /s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller
 (principal financial officer)

Date: November 8, 2010